UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-CSR

______________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04401

NORTH TRACK FUNDS, INC.

(Exact name of registrant as specified in its charter)

200 South Wacker Drive

Suite 2000

Chicago, IL 60606

 (Address of Principal Executive Office) (Zip Code)

(312) 263-0110

(Registrant’s telephone number, including area code)

Brian K. Andrew, President
200 South Wacker Drive

Suite 2000

Chicago, IL 60606

(Name and address of agent for service)

With a copy to

Angelique A. David

North Track Funds, Inc.
200 South Wacker Drive

Suite 2000
Chicago, IL 60606

Date of fiscal year end:	October 31, 2009

Date of reporting period:	April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders

Performance Summary (Data as of April 30, 2009)

			TOTAL RETURNS AT NAV					TOTAL RETURNS WITH SALES CHARGE*

			10 Year/				Calendar	10 Year/				Calendar
	Ticker	Inception	Inception	5 Year	3 Year	1 Year	YTD	Inception	5 Year	3 Year	1 Year	YTD
Equity Funds

Large Cap Equity A	NLAEX	5/1/2007	-19.75%	––	––	-30.52%	-2.93%	-21.88%	––	––	-34.17%	-8.03%
Large Cap Equity C	NLECX	5/7/2007	-21.11%	––	––	-31.08%	-3.24%	-21.11%	––		-31.76%	-4.20%
Equity Income A	NJPAX	4/1/2005	-7.28%	––	-12.44%	-35.84%	-8.28%	-8.50%	––	-14.00%	-39.20%	-13.10%
Equity Income B	NJPBX	4/1/2005	-8.00%	––	-13.14%	-36.35%	-8.58%	-8.40%	––	-14.19%	-39.47%	-13.11%
Equity Income C	NJPCX	4/4/2005	-7.77%	––	-13.12%	-36.38%	-8.62%	-7.77%	––	-13.12%	-37.00%	-9.53%
Equity Income R	NJPRX	9/27/2005	-9.04%	––	-12.89%	-36.17%	-8.56%	n/a	n/a	n/a	n/a	n/a
Geneva Growth A	PNMAX	1/4/1999	4.07%**	1.55%	-8.50%	-29.25%	7.53%	3.51%**	0.46%	-10.13%	-32.96%	1.88%
Geneva Growth B	PNMBX	1/4/1999	3.29%**	0.80%	-9.18%	-29.79%	7.18%	3.29%**	0.42%	-10.33%	-33.30%	2.18%
Geneva Growth C	MGPCX	5/8/2000	2.51%	0.79%	-9.19%	-29.81%	7.18%	2.51%	0.79%	-9.19%	-30.51%	6.18%
Geneva Growth R	NGGRX	9/21/2005	-3.45%	––	-8.96%	-29.64%	7.25%	n/a	n/a	n/a	n/a	n/a
NSYE Arca Tech 100 Index A	PPTIX	6/10/1996	2.03%**	-0.78%	-8.56%	-23.57%	10.44%	1.48%**	-1.85%	-10.19%	-27.58%	4.64%
NSYE Arca Tech 100 Index B	PSEBX	7/27/1998	1.27%**	-1.52%	-9.25%	-24.14%	10.15%	1.27%**	-1.92%	-10.48%	-27.94%	5.15%
NSYE Arca Tech 100 Index C	PTICX	5/8/2000	-5.99%	-1.53%	-9.24%	-24.14%	10.15%	-5.98%	-1.53%	-9.24%	-24.90%	9.15%
NSYE Arca Tech 100 Index R	NPTRX	8/1/2005	-5.45%	––	-8.99%	-23.92%	10.26%	n/a	n/a	n/a	n/a	n/a
DJ US Health Care 100 A	NDJAX	4/17/2001	-0.59%	-2.59%	-6.71%	-22.14%	-6.75%	-1.25%	-3.64%	-8.37%	-26.23%	-11.65%
DJ US Health Care 100 B	NDJBX	4/17/2001	-1.32%	-3.34%	-7.42%	-22.75%	-7.13%	-1.32%	-3.67%	-8.51%	-26.33%	-11.77%
DJ US Health Care 100 C	NDJCX	4/17/2001	-1.31%	-3.33%	-7.41%	-22.73%	-7.00%	-1.31%	-3.33%	-7.41%	-23.44%	-7.93%
DJ US Health Care 100 R	NJCRX	9/27/2005	-6.19%	––	-7.19%	-22.60%	-6.95%	n/a	n/a	n/a	n/a	n/a
DJ US Financial 100 A	NDUAX	4/17/2001	-7.85%	-14.35%	-28.57%	-54.95%	-12.50%	-8.46%	-15.27%	-29.84%	-57.32%	-17.09%
DJ US Financial 100 B	NDUBX	4/17/2001	-8.54%	-14.99%	-29.13%	-55.34%	-12.82%	-8.54%	-15.28%	-29.95%	-57.52%	-17.18%
DJ US Financial 100 C	NDUCX	4/17/2001	-8.52%	-14.98%	-29.10%	-55.27%	-12.53%	-8.52%	-14.98%	-29.10%	-55.71%	-13.40%
DJ US Financial 100 R	NJHRX	9/27/2005	-21.56%	––	-28.88%	-55.14%	-12.47%	n/a	n/a	n/a	n/a	n/a
S&P 100 Index A	PPSPX	12/20/1985	-4.00%**	-4.10%	-10.27%	-34.63%	-4.14%	-4.51%**	-5.13%	-11.87%	-38.06%	-9.17%
S&P 100 Index B	PSUBX	7/27/1998	-4.71%**	-4.82%	-10.94%	-35.10%	-4.39%	-4.71%**	-5.18%	-12.09%	-38.31%	-9.17%
S&P 100 Index C	SPPCX	5/8/2000	-6.55%	-4.81%	-10.94%	-35.09%	-4.34%	-6.54%	-4.81%	-10.94%	-35.72%	-5.30%
S&P 100 Index R	NSPRX	9/27/2005	-7.45%	––	-10.73%	-34.96%	-4.30%	n/a	n/a	n/a	n/a	n/a
Bond Fund
Wisconsin Tax-Exempt A	PWTEX	6/13/1994	3.71%**	3.05%	2.88%	1.71%	5.36%	3.34%**	2.32%	1.67%	-1.85%	1.68%
Wisconsin Tax-Exempt B	WTEBX	1/6/2003	2.37%	2.29%	2.11%	0.97%	5.11%	2.37%	1.93%	0.84%	-3.94%	0.11%
Wisconsin Tax-Exempt C	WTECX	1/6/2003	2.37%	2.31%	2.14%	0.97%	5.11%	2.37%	2.31%	2.14%	-0.01%	4.11%

*

Class A shares of all of the Funds except the Wisconsin Tax-Exempt Fund have a maximum sales charge of 5.25%. Class A shares of the Wisconsin Tax-Exempt Fund have a maximum sales charge of 3.50%. Class B shares of all the Funds are subject to a Contingent Deferred Sales Charge (CDSC). The CDSC declines from 5.00% to 0.00% over a six-year period. Class B shares automatically convert to Class A after eight years.  Class C shares of all the Funds are subject to a 1.00% CDSC if redeemed within 18 months.  Class C shares do not convert to other share classes.

**

Performance is for the 10-year period and not from the Fund's inception date.

Performance information does not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Total returns include the reinvestment of all dividends and capital gains for each of the Funds.

Past performance does not guarantee future results. Investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares. Current performance may be higher or lower than the performance data shown. For Fund performance data current to the most recent month-end, call 1-800-826-4600. This material may not be used in conjunction with the offering of securities unless preceded or accompanied by a current Prospectus.

Prospective purchasers should consider the investment objectives, risks and charges and expenses of the investment company carefully before investing in any mutual fund. The Prospectus contains, among other important information about the Funds, information, regarding the investment objectives, risks and charges and expenses about the Funds.

As of May 1, 2007, the Large Cap Equity Fund began offering Class R. Because no Class R shares of the Large Cap Equity Fund were sold as of April 30, 2009, no performance information for these classes has been included.

Income from the Wisconsin Tax-Exempt Fund may be subject to AMT taxes as well as state and local taxes. Securities of small and mid-sized companies may be more volatile than securities issued by larger companies. Investments in a single industry may involve greater risks and price volatility.

In the past, the Advisor, Ziegler Capital Management, LLC (“ZCM”), reimbursed a portion of the advisory fees for the Geneva Growth and NYSE Arca Tech 100 Index Funds. ZCM has contractually agreed to waive fees and/or reimburse expenses for the Large Cap Equity Fund so that total expenses will not exceed 1.40% on Class A shares, 2.15% on Class C shares and 1.90% on Class R. ZCM has contractually agreed to waive fees and/or reimburse expenses for the Equity Income Fund so that total expenses will not exceed 1.15% on Class A shares, 1.90% on Class B and C shares and 1.65% on Class R shares. ZCM has contractually agreed to waive fees and/or reimburse expenses for the Dow Jones U.S. Health Care and Financial 100 Plus Funds through February 2010, so that total expenses will not exceed 1.35% on Class A shares, 2.10% on Class B and C shares and 1.85% on Class R shares. ZCM has voluntarily agreed to waive fees and/or reimburse expenses associated with operating of the S&P 100 Index Fund equal in the aggregate to 0.10% of the average daily net assets of the Fund. ZCM has contractually agreed to waive fees and/or reimburse expenses associated with operating of the Wisconsin Tax-Exempt Fund equal in the aggregate to 0.15% of the average daily net assets of the Fund. Without such waivers and reimbursements, total returns would have been less.

“Dow Jones” is a service mark of Dow Jones and Company. “Archipelago®”, “ARCA®”, “ARCAEX®”, “NYSE®”, “NYSE ARCA(SM)” and “NYSE Arca Tech, Inc 100 (SM)” are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. “Standard & Poor’s”, “S&P” , “S&P 100”and “Standard & Poor’s 100” are trademarks of McGraw-Hill. These marks have been licensed for use by North Track Funds, Inc. These organizations do not sponsor, endorse, sell or promote these Funds, and they make no representation regarding the advisability of investing in these Funds. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. make any representation or warranty regarding the Fund or the ability of the NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THERIN. IN NO EVENT SHALL ARCHIPELAGO HOLDINGS, INC. HAVE ANY LIABILITY FOR ANY SPECIAL, PUNTITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

B.C. Ziegler and Company distributor. Member FINRA/SIPC.

Not a Deposit	Not FDIC Insured	Not Guaranteed by a Bank
May Lose Value	Not Insured by any Federal Government Agency

NORTH TRACK FUNDS, INC.

TABLE OF CONTENTS

President’s Letter	1

Charts and Manager Commentaries	2

Schedules of Investments	14

Statements of Assets and Liabilities	33

Statements of Operations	35

Statements of Changes in Net Assets	36

Financial Highlights	38

Notes to Financial Statements	54

Expense Information	64

CAUTIONARY NOTE ON FORWARD-LOOKING STATEMENTS

Some of the matters discussed in this Report are forward-looking statements. These include any predictions, recommendations, assessments, analyses or outlooks for individual securities, industries, prevailing interest rates, yields, returns, economic sectors and/or securities markets and can be identified as such because the context of the statements may include words such as “will,” “should,” “believes,” “predicts,” “expects,” “anticipates,” “foresees,” “hopes” and words of similar import. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, such as market, objective, industry, credit and interest rate risks, other factors bearing on these Reports include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions about particular securities, industries, markets and the general economy in making investment decisions; the appropriateness of the investment strategies designed by the adviser or portfolio manager; and the ability of the adviser or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially from anticipated performance. The forward-looking statements included herein are made only as of the date of this Report, and North Track undertakes no obligation to update such forward-looking statements to reflect subsequent events, conditions or circumstances.

NORTH TRACK FUNDS, INC.

PRESIDENT’S LETTER

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2009 (Unaudited)

June 20, 2009

Dear Shareholders,

I am pleased to provide you with the semi-annual report for the North Track Funds, Inc. for the six months ended April 30, 2009. I hope you take a few minutes to review the important information enclosed in this report and find it useful in monitoring your investment(s).

This will be the final semi-annual report you receive from North Track Funds. On May 22, 2009, the shareholders of each of the existing North Track Funds (except the Cash Reserve Fund) approved the proposed reorganizations of each such North Track Fund with and into its corresponding acquiring HighMark fund. The reorganizations were consummated on June 8, 2009, and each of the North Track Funds (except the Cash Reserve Fund) was subsequently liquidated. As a result of the reorganizations, persons who were shareholders of the aforementioned North Track Funds on June 8, 2009 became shareholders of the corresponding acquiring HighMark funds.

While the aforementioned North Track Funds have been liquidated, North Track Funds’ investment manager, Ziegler Capital Management, LLC, will provide investment management services in a sub-advisory role to those HighMark funds into which the North Track NYSE Arca Tech 100 Index Fund, Wisconsin Tax-Exempt Fund and Equity Income Fund were reorganized. Likewise, the HighMark fund into which the North Track Geneva Growth Fund was reorganized will be sub-advised by Geneva Capital Management, Ltd.

Any questions regarding the reorganization or your former North Track Fund investments can be discussed with your financial advisor, or by calling 1-800-826-4600. Any inquires into your investments with HighMark Funds should be directed to your financial advisor or a HighMark representative at 1-800-433-6884.

We appreciate the trust and confidence you have placed in North Track Funds over the years, and in our ability to manage your hard-earned assets. Your board of directors and I are confident in HighMark’s ability to continue delivering solid investment results and quality shareholder service. And we wish you continued success with your investments.

Best Regards,

———————

Elizabeth A. Watkins

Interim President

This report contains information for former shareholders of North Track Funds, Inc. It does not constitute an offer to sell. If an investor wishes to receive more information about any mutual fund, the investor should obtain that fund’s prospectus, which includes a discussion of the fund’s investment objectives and risks and all sales charges and expenses of the relevant fund(s).

NORTH TRACK LARGE CAP EQUITY FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2009, the North Track Large Cap Equity Fund - Class A Shares has a return of -7.26% (at NAV), compared to a -8.53% return for the S&P 500 Index.

Q:

What factors contributed to the Fund’s performance versus the Index?

A:

The Fund is actively managed against its benchmark, the S&P 500 Index, and its out-performance was primarily the result of its earnings quality screens, which directs the Fund toward holding stocks that show relatively strong earnings growth and conservative accounting practices relative to their industry peers. The Fund’s earnings-quality screens helped it avoid many of the stocks in the financial services sector of the benchmark that experienced credit problems.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
GOLDMAN SACHS INC	1.54%	39.63%	0.61%
AUTOZONE INC	1.53%	22.59%	0.47%
PEPSI BOTTLING GROUP INC	1.18%	37.56%	0.44%
HOME DEPOT INC	1.83%	23.63%	0.43%
RAYONIER INC	1.60%	20.57%	0.33%

Q:  Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
PROCTOR & GAMBLE CO	4.77%	-22.15%	-1.06%
WELLS FARGO & CO	2.48%	-38.87%	-0.96%
HUNTINGTON BANCSHARES INC.	0.94%	-85.61%	-0.80%
JPMORGAN CHASE & CO.	2.93%	-18.69%	-0.55%
M&T BANK CORP.	0.74%	-67.64%	-0.50%

Q:

What is your outlook?

Our economic outlook calls for an improving (but still weak) economy in the second half of calendar year 2009, leading to growth in 2010 that will fall short of levels experienced in historical recoveries. We believe consumer de-leveraging will result in a low-growth environment that will continue to see investors favoring the stocks of companies that are expected to maintain positive, high-quality earnings growth. We have maintained exposure to stocks that we believe are favorably priced relative to fundamentals and exhibit sustained earnings growth characteristics. Investors generally appear to be bargain-conscious, seeking good relative value when purchasing stocks and we believe the Fund is well positioned to benefit from a continuation of these trends as we move into the second half of fiscal 2009.

The graph below compares the change in value of a $10,000 investment in Class A and Class C shares of the Large Cap Equity Fund with the S&P 500 Index since the Fund’s inception. The performance of the Class A shares of the Fund shown below reflects a deduction of the maximum 5.25% sales charge and fund operating expenses. The Fund also offers other share class(es) not reflected in the graph below. The performance of these other class(es) will be higher or lower than the performance of the class(es) shown in the graph below based upon differences in sales loads and fees paid by shareholders investing in the other class(es). Performance of other share class(es) can be found on the inside front cover of this Report.

_______________________________________________________________________________________________________________________________________________________

May 1, 2007 inception date

Past performance is not predictive of future results, and the information set forth above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

North Track Large Cap Equity Fund ——— Class A Shares - - - - - Class C Shares – – – S&P 500 Index

The S&P 500 Index consists of 500 leading companies in the leading industries of the U.S. economy. The index does not reflect any sales charges or other fees and expenses you would pay if you attempted to replicate the Index. You may not invest directly in an index.

Top Sectors as of April 30, 2009 as a Percent of Portfolio Par Value

_______________________________________________________________________________________

*Includes short-term investments and net other assets.

NORTH TRACK EQUITY INCOME FUND

Q:

How did the Fund perform during the period?

A:

For the six month period ended April 30, 2009, the North Track Equity Income Fund - Class A Shares had a return of -13.94% (at NAV), compared to a -13.27% return for its benchmark Index, The Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe and includes those companies from the Russell 1000 Index that have lower price-to-book ratios and lower expected growth values.

Q:

What factors contributed to the Fund’s performance versus the benchmark?

A:

The Fund’s diversification across all market sectors has allowed it to perform relatively well in comparison to other high-yield equity products that have a heavy exposure to the financial industry. The Fund’s out-performance versus its benchmark was primarily the result of security selection in the financial sector, where the strategy’s earnings quality screens helped it avoid stocks representing low credit quality that were held in the benchmark.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
RAYONIER INC.	2.77%	20.57%	0.57%
GOLDMAN SACHS INC	1.37%	39.63%	0.54%
IBM	3.10%	12.30%	0.38%
MORGAN STANLEY	0.87%	37.51%	0.33%
WYETH	0.84%	33.87%	0.29%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors from the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
WELLS FARGO & CO.	3.35%	-38.87%	-1.30%
ACE LIMITED ORD	4.47%	-19.25%	-0.86%
BOSTON PROPERTIES INC.	2.78%	-30.28%	-0.84%
AMERICAN CAPITAL LTD	0.90%	-78.01%	-0.70%
JPMORGAN CHASE & CO.	2.78%	-18.69%	-0.52%

Q:

What is your outlook?

A:

Our economic view calls for an improving economy in the second half of 2009, but the unwinding of leverage among consumers and the financial sector will serve as a regulator upon the economy’s future growth. We believe income producing assets will gain more prominence in a low growth environment and dividend paying stocks will generally hold up better during periods of economic and equity market weakness. However, the recent credit crisis has demonstrated that a focus on yield without consideration of cash-flow, earnings quality and proper diversification can result in undesirable consequences. The Fund’s objective of investing in attractively-priced dividend-paying stocks should serve it well in an outlook that calls for slowing economic growth and below-average equity market returns. The Fund diversifies its stock holdings across all major market sectors, which should provide a degree of risk-control in an environment of uncertainty.

The graph below compares the change in value of a $10,000 investment in Class A and Class B shares of the Equity Income Fund with the Russell 1000 Value Index since the Fund’s inception. The performance of the Class A Shares of the Fund shown below reflects a deduction of the maximum 5.25% sales charge and fund operating expenses with respect to the Class A Shares. The Fund also offers other share class(es) not reflected in the graph below. The performance of these other class(es) will be higher or lower than the performance of the class(es) shown in the graph below based upon differences in sales loads and fees paid by shareholders investing in the other class(es).  Performance of other share class(es) can be found on the inside front cover of this Report.

___________________________________________________________________________________________________________________________________________________________________

April 1, 2005 inception date

Past performance is not predictive of future results, and the information set forth above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

North Track Equity Income Fund ——— Class A Shares - - - - - Class B Shares – – – Russell 1000 Value Index

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe and includes those companies from the Russell 1000 Index that have lower price-to-book ratios and lower expected growth values. The Index does not reflect any sales charges or other fees and expenses you would pay if you attempted to replicate the Index. You may not invest directly in an index.

Top Sectors as of April 30, 2009 as a Percent of Portfolio Par Value

_________________________________________________________________________________________________________________________

*Includes short-term investments and net other assets.

NORTH TRACK GENEVA GROWTH FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2009, the North Track Geneva Growth Fund - Class A Shares had a return of 0.30% (at NAV), compared to a 2.71% return of its benchmark index, the Russell Midcap Growth Index.

Q:

What factors contributed to the Fund’s performance versus the benchmark?

A:

The Fund’s holdings in energy, financials, and consumer discretionary companies helped provide a positive return for the Fund. The underperformance during the six month period can be attributed to the Fund’s holdings in health care, information technology and industrials. The individual stock selection within each of the sectors caused the Fund to under-perform its benchmark Index.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
O’REILLY AUTOMOTIVE INC	3.21%	43.31%	1.33%
CERNER CORP	2.37%	44.51%	0.98%
LKQ CORP	1.56%	48.43%	0.71%
PANERA BREAD COMPANY	2.61%	24.14%	0.67%
COGNIZANT TECHNOLOGY SOLUTIONS	1.98%	29.11%	0.55%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
FLIR SYSTEMS INC	2.14%	-30.90%	-0.85%
STRYKER CORP	1.68%	-26.85%	-0.83%
VARIAN MEDICAL SYSTEMS INC	2.26%	-26.68%	-0.81%
STERICYCLE INC	2.82%	-19.42%	-0.61%
JOY GLOBAL INC	0.14%	-39.44%	-0.57%

Q:

What is your outlook?

A:

The U.S. economy is in a severe downtrend (first quarter GDP -6.1%) which we believe should begin to abate by the third quarter as a record amount of fiscal and monetary stimulus kicks in. The stock market is typically a leading indicator and usually troughs 6-9 months ahead of a turn in the U.S. economy, so the March 9, 2009 market trough should hold over the coming months. We believe focus should remain on companies with leading market share positions, low cost production and solid balance sheets. We believe technology and other more cyclical sectors remain attractive.

The graph below compares the change in value of a $10,000 investment in Class A shares and Class B shares of the Geneva Growth Fund with the Russell Midcap Growth Index* and the Russell Midcap Index since the Fund’s inception. The performance of the Class A shares of the Fund shown below reflects a deduction of the maximum 5.25% sales charge and fund operating expenses with respect to the Class A Shares. The Fund also offers other share class(es) not reflected in the graph below. The performance of these other class(es) will be higher or lower than the performance of the class(es) shown in the graph below based upon differences in sales loads and fees paid by shareholders investing in the other class(es).  Performance of other share classes can be found on the inside front cover of this Report.

Past performance is not predictive of future results, and the information set forth above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

North Track Geneva Growth Fund ——— Class A Shares - - - - - Class B Shares – – – Russell Midcap Growth Index – - - – Russell Midcap Index

The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index which have higher price-to-book ratios and higher forecasted growth values. The Index does not reflect any sales charge or other fees and expenses you would pay if you attempted to replicate the Index. You nay not invest directly in an index.

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Index does not reflect any sales charges or other fees and expenses you would pay if you attempted to replicate the Index.

*

Effective December 21, 2006, the benchmark for the Geneva Growth Fund was changed to the Russell Midcap Growth Index.

Top Sectors as of April 30, 2009 as a Percent of Portfolio Par Value

__________________________________________________________________________________________

*Includes short-term investments and net other assets.

NORTH TRACK NYSE ARCA TECH 100 INDEX FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2009, the North Track NYSE Arca Tech 100 Index Fund - Class A Shares had a return of 3.94%(at NAV), compared to a 4.80% return of its benchmark index, the NYSE Arca Tech 100 Index.

Q:

What factors contributed to the Fund’s performance versus the Index?

A:

The Fund is passively managed against its benchmark Index, the NYSE Arca Tech 100 Index, and the performance shortfall of the Fund is primarily a result of standard operating expenses and other associated fees.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors from the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
APPLE INC.	4.74%	16.95%	0.80%
DIGITAL RIVER INC.	1.08%	55.05%	0.60%
INTERNATIONAL BUSINESS MACHINES	4.08%	12.30%	0.50%
GENETECH INC	2.82%	16.98%	0.48%
BMC SOFTWARE INC	1.12%	27.80%	0.31%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors from the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
GENZYME CORP	3.20%	-18.51%	-0.59%
NOVARTIS AG-ADR	2.23%	-22.30%	-0.50%
MEDTRONIC INC.	1.78%	-26.49%	-0.47%
AMGEN INC.	2.62%	-17.32%	-0.45%
CONMED CORP.	0.85%	-44.85%	-0.38%

Q:

What is your outlook?

A:

The world economy has been in a severe downtrend that began in the U.S. in late 2007 and has spread globally. An unprecedented amount of fiscal and monetary stimulus has been directed at the economy, setting the ground for what we believe will be a nascent recovery in the second half of 2009. Technology stocks typically lead other sectors during equity market recoveries and this appears to have been the case in early 2009. Longer-term, technology companies have the ability to produce profits in a low-growth environment characterized by de-leveraging, as they provide products that help enhance productivity and living standards.

The graph below compares the change in value of a $10,000 investment in Class A and Class B shares of the NYSE Arca Tech 100 Index Fund with the NYSE Arca Tech 100 Index for the past 10 fiscal years. The performance of the Class A shares of the Fund shown below reflects a deduction of the maximum 5.25% sales charge and fund operating expenses with respect to the Class A Shares. The Fund also offers other share class(es) not reflected in the graph below. The performance of these other class(es) will be higher or lower than the performance of the class(es) shown in the graph below based upon differences in sales loads and fees paid by shareholders investing in the other class(es).  Performance of other share class(es) can be found on the inside front cover of this Report.

_________________________________________________________________________________________________________________________________________________________________________

Past performance is not predictive of future results, and the information set forth above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

North Track NYSE Arca Tech 100 Index Fund ——— Class A Shares - - - - - Class B Shares – – – NYSE Arca Tech 100 Index

The NYSE Arca Tech 100 Index consists of at least 100 individual securities of companies in numerous different industries. The Index is widely recognized as a benchmark for the technology sector of the U.S. stock market. The Index does not reflect any sales charges or any other fees and expenses you would pay if you attempted to replicate the Index. You may not invest directly in an index.

Top Sectors as of April 30, 2009 as a Percent of Portfolio Par Value

________________________________________________________________________________________________

*Includes short-term investments and net other assets.

NORTH TRACK DOW JONES U.S. HEALTH CARE 100 PLUS FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2009, the North Track Dow Jones U.S. Health Care 100 Plus Fund - Class A Shares had a return of -8.24% (at NAV), compared to a -6.44% return of its benchmark index, the Dow Jones U.S. Health Care 100 Index.

Q:

What factors contributed to the Fund’s performance versus the Index?

A:

Fund operating and administration expenses were the primary source of the Fund’s underperformance relative to the benchmark Index, and the Fund’s enhanced management process reduced its relative performance by 1.12% for the period. The Fund carried positions in Merck and Pfizer that averaged about 40 basis points higher than the benchmark index over the six-month period and these stocks poor relative performance detracted from the Fund’s relative performance to the benchmark.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
SCHERING PLOUGH CO.	1.68%	60.55%	1.02%
WYETH	2.87%	33.87%	0.97%
GENETECH INC	2.41%	16.05%	0.39%
MYLAN INC	0.46%	54.61%	0.25%
MEDCO HEALTH SOLUTIONS	1.51%	14.76%	0.22%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors from the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
PFIZER INC	7.90%	-21.45%	-1.70%
JOHNSON & JOHNSON	10.05%	-13.24%	-1.33%
ABBOTT LABORATORIES	5.54%	-22.88%	-1.27%
MERCK & CO INC	5.06%	-19.50%	-0.99%
AMGEN INC	4.65%	-17.32%	-0.81%

Q:

What is your outlook?

A:

Healthcare is a traditionally defensive sector that tends to outperform the broad market during periods of market weakness. However, the sector has lagged during the recent market decline, probably because of the uncertainties associated with the new administration’s views on the healthcare reform. We are hopeful that many of these vagaries can be resolved and the health care sector can begin to move forward. Longer-term, the healthcare sector is an important part of the U.S. and global economy that will likely benefit from demographic trends. An aging U.S. population will likely continue to spend more on healthcare, while global economies will likely seek better health care as they become increasingly affluent. Valuations of health care stocks appear to be fair from a fundamental perspective, and the sector seems to have the ability to produce new products and innovative services through its research and development programs. We believe these characteristics make the sector an attractive holding for long-term investors.

The graph below compares the change in value of a $10,000 investment in Class A and Class B shares of the Dow Jones U.S. Health Care 100 Plus Fund with the Dow Jones U.S. Health Care 100 Index since the Fund’s inception. The performance of the Class A shares of the Fund shown below reflects a deduction of the maximum 5.25% sales charge and fund operating expenses with respect to the Class A Shares. The Fund also offers other share class(es) not reflected in the graph below. The performance of these other class(es) will be higher or lower than the performance of the class(es) shown in the graph below based upon differences in sales loads and fees paid by shareholders investing in the other class(es).  Performance of other share class(es) can be found on the inside front cover of this Report.

___________________________________________________________________________________________________________________________

April 17, 2001 inception date.

Past performance is not predictive of future results, and the information set forth above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

North Track Dow Jones U.S. Health Care 100 Plus Fund ——— Class A Shares - - - - - Class B Shares – – – Dow Jones U.S. Healthcare 100 Index

The Dow Jones U.S. Healthcare 100 Index is a customized index of 100 stocks which is a representative subset of the Dow Jones US Healthcare Sector Index. The Dow Jones U.S. Healthcare Sector Index is designed to measure the performance of the healthcare sector including medical product makers, healthcare providers, biotechnology firms and pharmaceutical companies. The Index does not reflect any sales charges or other fees and expenses you would pay if you attempted to replicate the Index. You may not invest directly in an index.

Top Sectors as of April 30, 2009 as a Percent of Portfolio Par Value

_________________________________________________________________________________________

*Includes short-term investments and net other assets.

NORTH TRACK DOW JONES U.S. FINANCIAL 100 PLUS FUND

Q:

How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2009, the North Track Dow Jones U.S. Financial 100 Plus Fund - Class A Shares had a return of -27.17% (at NAV), compared to a -27.09% return of its benchmark index, the Dow Jones U.S. Financial 100 Index.

Q:

What factors contributed to the Fund’s performance versus the Index?

A:

Fund operating and administration expenses were the primary source of its underperformance relative to the benchmark Index; while the Fund’s enhanced management process provided about 60 basis points of relative excess return, which partially offset some of these costs for the period. The Fund carried less exposure to problem stocks such as Citigroup, AIG and Bank of America than the benchmark Index; these relative under-weights helped produce the excess returns of the Fund, relative to its benchmark.

Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
GOLDMAN SACHS	2.77%	39.63%	1.10%
MORGAN STANLEY	1.37%	37.51%	0.51%
MASTERCARD INC	0.86%	54.61%	0.47%
VISA INC.	1.74%	6.84%	0.12%
XL CAPITAL LTD	0.11%	21.28%	0.02%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
BANK OF AMERICA CORP.	9.60%	-62.16%	-5.97%
CITIGROUP INC.	5.63%	-77.60%	-4.37%
WELLS FARGO & CO	9.21%	-38.87%	-3.58%
JPMORGAN CHASE & CO.	10.91%	-18.69%	-2.04%
US BANCORP	4.02%	-37.58%	-1.51%

Q:

What is your outlook?

A:

The credit concerns that began in July 2007 surrounding mortgage originators’ issuance of sub-prime real-estate loans continue to generate apprehension in the market. While it appears that the worst portion of the crisis may (hopefully) have passed, we never the less remain guarded over the future prospects of the financial sector. It seems as though many stocks in the financial service industry were attractively priced, based upon their fundamentals, at the end of April and the sector appeared to have found support on its pricing. However, it will likely be difficult for financial service stocks to significantly appreciate until the issues surrounding the credit markets are resolved. In addition, it will likely be difficult for this sector to quickly return to the level of profitability and earnings growth that it enjoyed before the onset of the credit crisis.

The graph below compares the change in value of a $10,000 investment in Class A and Class B shares of the Dow Jones U.S. Financial 100 Plus Fund with the Dow Jones U.S. Financial 100 Index since the Fund’s inception. The performance of the Class A shares of the Fund shown below reflects a deduction of the maximum 5.25% sales charge and fund operating expenses with respect to the Class A Shares. The Fund also offers other share class(es) not reflected in the graph below. The performance of these other class(es) will be higher or lower than the performance of the class(es) shown in the graph below based upon differences in sales loads and fees paid by shareholders investing in the other class(es).   Performance of other share class(es) can be found on the inside front cover of this Report.

___________________________________________________________________________________________________________________________

April 17, 2001 inception date.

Past performance is not predictive of future results, and the information set forth above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

North Track Dow Jones U.S. Financial 100 Plus Fund ——— Class A Shares - - - - - Class B Shares – – – Dow Jones U.S. Financial 100 Index

The Dow Jones U.S. Financial 100 Index is a customized index of 100 stocks which is a representative subset of the Dow Jones US Financial Sector Index. The Dow Jones U.S. Financial Sector Index is designed to measure the performance of the financial services sector of the U.S. equity market. Component companies include banking, insurance, real estate and specialty finance companies and other financial services firms. The Index does not reflect any sales charges or other fees and expenses you would pay if you attempted to replicate the Index. You may not invest directly in an index.

Top Sectors as of April 30, 2009 as a Percent of Portfolio Par Value

___________________________________________________________________

NORTH TRACK S&P 100 INDEX FUND

Q:  How did the Fund perform during the period?

A:

For the six-month period ended April 30, 2009, the North Track S&P 100 Index Fund - Class A Shares had a return of -10.72% (at NAV), compared to a -11.08% return of its benchmark index, the S&P 100 Index.

Q:

What factors contributed to the Fund’s performance versus the Index?

A:

The Fund is passively managed against its Index, the S&P 100 Index. The standard operating expenses and other associated fees generally cause the Fund to trail in performance against the benchmark Index. However, during the period, the Fund outperformed the benchmark Index.

Many sectors of the equity market generally experienced weakness during the six-month period. The consumer discretionary, information technology and telecommunication sectors were the exception and the Fund’s exposure to these sectors provided positive results. The Fund’s exposure to financial and industrial stocks were the major contributors to its, as well as the benchmark Index’s, poor performance, as these were the worst-performing sectors during the measurement period.

 Q:

Which stocks were top performers?

A:

The following stocks were the top five contributors to the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Contribution to Fund
GOLDMAN SACHS	0.78%	39.63%	0.31%
APPLE INC	1.78%	16.95%	0.30%
INTERNATIONAL BUSINESS MACHINES	2.29%	12.30%	0.28%
WYETH	0.77%	19.03%	0.15%
MORGAN STANLEY	0.21%	60.71%	0.13%

Q:

Which stocks detracted from the Fund’s performance?

A:

The following stocks were the top five detractors from the Fund’s first half fiscal-year performance:

Name	Fund Weight	Stock Return	Detraction to Fund
BANK OF AMERICA	2.53%	-62.16%	-1.57%
GENERAL ELECTRIC CO.	3.87%	-31.87%	-1.23%
CITIGROUP INC	1.48%	-77.60%	-1.15%
WELLS FARGO & CO.	2.52%	-38.87%	-0.98%
PROCTER & GAMBLE CO	3.55%	-17.32%	-0.62%

Q:

What is your outlook?

A:

The S&P 100 Index is comprised of large-cap, blue-chip companies, many of which derived a large portion of their revenues from outside of the U.S. The global economy has weakened; however, some overseas economies appear to continue to expand. As the market continues to change, the large multi-national companies in the S&P 100 Index should fare better than smaller companies with a domestically concentrated customer base. In addition, larger companies often have better access to financing and can command better pricing for resources.

The graph below compares the change in value of a $10,000 investment in Class A and Class B shares of the S&P 100 Index Fund with the S&P 100 Index for the past 10 fiscal years. The performance of the Class A shares of the Fund shown below reflects a deduction of the maximum 5.25% sales charge and fund operating expenses with respect to the Class A Shares. The Fund also offers other share class(es) not reflected in the graph below. The performance of these other class(es) will be higher or lower than the performance of the class(es) shown in the graph below based upon differences in sales loads and fees paid by shareholders investing in the other class(es). Performance of other share class(es) can be found on the inside front cover of this Report.

_____________________________________________________________________________________________________________________

Past performance is not predictive of future results, and the information set forth above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

North Track S&P 100 Index Fund ——— Class A Shares - - - - - Class B Shares – – – S&P 100 Index

The S&P 100 Index is a broad based stock index consisting of 100 common stocks for which options trade on the U.S. stock exchanges. It is a subset of the S&P 500 Index. The Index does not reflect any sales charges or other fees and expenses you would pay if you attempted to replicate the Index. You may not invest directly in an index.

Top Sectors as of April 30, 2009 as a Percent of Portfolio Par Value

____________________________________________________________________________________________

*Includes short-term investments and net other assets.

NORTH TRACK WISCONSIN TAX-EXEMPT FUND

Q: How did the Fund perform during the period?

A: For the six-month period ended April 30 2009, the North Track Wisconsin Tax-Exempt Fund - Class A Shares had a return of 6.62% (at NAV), compared to 8.20% for its benchmark the Barclays Capital Municipal Bond Index.

Q: What factors contributed to the Fund’s performance versus the Index?

A: Maintaining duration relative to the benchmark is always a challenge. Duration is a measure of a security or portfolio’s sensitivity to a change in interest rates. Our goal is to maintain a solid weight in Wisconsin issued paper. The Fund’s duration as of April 30, 2009 was 6.2, while the benchmark had a duration of 8.3. The municipal bond market experienced extreme volatility over the last six months. Investors became very negative about the market with prices reaching historically cheap levels in December. Institutional investors continued to deliver and horde cash with the expectation of continued redemptions by shareholders. By the second half of December retail investors came to the rescue and began to buy high quality general obligation and revenue bonds. The rally continued through January 2009 but began to lose steam in February. The municipal market again gained momentum in April with the issuance of the Build America Bonds (BAB) taxable government program. The market saw a huge appetite for the BAB issuance especially for the $6.7 billion California deal. The BAB program has given municipalities another market to issue bonds at very competitive rates. Since the auction rate security problems of early last year and the economy falling in to recession, the market has been very concerned about new supply. The BAB program has relieved this pressure and created a healthy demand for tax-exempt paper. As the returns indicate above, the Fund has participated in the rally of the four months but has lagged the broader benchmark. The main reason for this underperformance is that investors have preferred to own large high quality issuers. Therefore, smaller single-A and lower rated securities have lagged. While, 82.7% of the Fund is rated-owning smaller issuers that are not rated in the two highest categories has caused the portfolio to underperform the higher quality benchmark.

Q: What activity took place during the period reported?

A: The portfolio continues to add Wisconsin issued paper but predominately through the new issue markets. With the stress of the financial markets there has been very little new issues during the period. The Fund did participate in the Green Bay WI Redevelopment Authority Bellin Hospital deal. This was an attractive issue since the issuer provides an essential service covering a large demographic area. Also, this is one of the largest rated new issues to come to the market in a long time. The Fund has opportunistically trimmed positions to fund new purchases. We continue to avoid adding to our territory position but we are watching for positive developments in Puerto Rico that could address their large budget deficit.

Q: What are some of the Fund’s attributes?

A: As of April 30, 2009, 82.7% of the Fund is rated investment grade. Another 9.9% are pre-refunded bonds with U.S. Government guaranteed securities. Of the 17.4%, “non-rated” issues, approximately 2.1% is credit enhanced by insurance, letters of credit or government collateral. Of the remaining issues approximately 13.9% and 1.4% have been assigned triple-B or single-A or better rating, respectively. Positions subject to AMT as of April 30, 2008 are 2.8% up from 2.7% as of October 31, 2008. The Fund has only two positions subject to AMT which we plan to hold.

Q: What is your outlook?

A: The tone in the municipal bond market appears to be a lot better than it was six months ago. The BAB program has been very positive to the overall market and we expect this to continue to provide relief to the tax-exempt market. Most of the money lost from mutual funds due to redemptions in 2008 we believe has returned which will provide more support for the market. While the economy will continue to weigh on state budgets, we believe the ability for municipalities to raise capital has improved.

The graph below compares the change in value of a $10,000 investment in Class A and Class B shares of the Wisconsin Tax-Exempt Fund with that of the Barclay Municipal Bond Index for the past 10 fiscal years. The performance of the Class A shares of the Fund shown below reflects a deduction of the maximum 3.50% sales charge and fund operating expenses with respect to the Class A Shares. The Fund also offers other share class(es) not reflected in the graph below. The performance of these other class(es) will be higher or lower than the performance of the class(es) shown in the graph below based upon differences in sales loads and fees paid by shareholders investing in the other class(es).     Performance of other share class(es) can be found on the inside front cover of this Report.

___________________________________________________________________________________________________________________________

Past performance is not predictive of future results, and the information set forth above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

North Track Wisconsin Tax-Exempt Fund ——— Class A Shares - - - - - Class B Shares – – – Barclay Municipal Bond Index

The Barclay Municipal Bond Index is a broad-based index containing more than 37,000 issues with an average maturity of 13.03years. The average quality rating of municipal bonds included in the Index is “AA1/AA2.” The Index does not reflect any sales charges or other fees and expenses you would pay if you attempted to replicate the Index. You may not invest directly in an index.

Top Sectors as of April 30, 2009 as a Percent of Portfolio Par Value

____________________________________________________________________________________________

*Includes short-term investments and net other assets.

NORTH TRACK FUNDS, INC.

LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2009 (Unaudited)

	Number of Shares or Par Value	Market Value			Number of Shares or Par Value	Market Value
COMMON STOCKS – 98.8%			INDUSTRIALS – 9.2%
CONSUMER DISCRETIONARY – 5.7%			3M Company		1,705	$98,208
* Autozone, Inc.	565	$94,010	The Boeing Company		2,265	90,713
The Home Depot, Inc.	5,500	144,760	Burlington Northern Santa Fe		1,150	77,602
Yum! Brands, Inc.	2,695	89,878	General Electric Company		2,545	32,194
		328,648	* GrafTech International Ltd.		3,440	30,238
			* Owens Corning Inc.		1,410	25,239
CONSUMER STAPLES – 13.0%			Tyco International Ltd.		5,330	126,641
Altria Group, Inc.	2,810	$45,887	Waste Management, Inc.		1,950	52,006
Coca-Cola Company	2,180	93,849				532,841
Constellation Brands, Inc.	1,705	19,761
Kraft Foods, Inc.	1,940	45,396
The Kroger Company	3,150	68,103	INFORMATION TECHNOLOGY – 18.4%
Pepsi Bottling Group, Inc.	3,260	101,940	* Apple, Inc.		840	$105,697
Philip Morris International	2,810	101,722	Corning, Inc.	.	6,220	90,936
Procter & Gamble Company	3,955	195,535	* Google, Inc.		275	108,892
Wal-Mart Stores, Inc.	1,715	86,436	International Business		1,830	188,874
		758,629	Intel Corporation		9,735	153,618
			* Lexmark International, Inc.		2,235	43,851
			Microsoft Corporation		10,275	208,172
ENERGY – 12.6%			National Semiconductor		4,360	53,933
Chevron Corporation	2,545	$168,225	* NCR Corporation		2,830	28,724
El Paso Energy Corporation	5,655	39,019	* Skyworks Solutions, Inc.		9,920	87,693
Exxon Mobil Corporation	3,945	263,013				1,070,390
Halliburton Company	4,635	93,720
Noble Energy, Inc.	1,135	64,411
Occidental Petroleum	1,030	57,979	MATERIALS – 2.1%
Williams Companies, Inc.	3,400	47,940	Crown Holdings, Inc.		1,410	$31,090
		734,307	Olin Corporation		1,705	21,483
			Silgan Holdings Inc.		1,485	69,038
FINANCIAL SERVICES – 16.4%						121,611
ACE Limited	1,715	$79,439
Aon Corporation	1,430	60,346	TELECOMMUNICATIONS – 5.0%
Bank of America Corporation	2,265	20,226	AT&T, Inc.		7,355	$188,435
FirstMerit Corporation	1,410	27,368	Verizon Communications		3,440	104,370
The Goldman Sachs Group, Inc.	1,030	132,355				292,805
Home Properties, Inc.	840	30,610
International Bancshares	1,705	23,035	UTILITIES – 4.4%
JPMorgan Chase & Company	4,420	145,860	Edison International		2,010	$57,305
Morgan Stanley	1,430	33,805	Northeast Utilities		3,555	74,726
Rayonier, Inc.	3,150	121,653	PG&E Corporation		1,665	61,805
StanCorp Financial Group, Inc.	2,180	59,797	Sempra Energy		1,375	63,278
Unum Group	5,330	87,092				257,114
U.S. Bancorp	2,235	40,722
Wells Fargo & Company	4,520	90,445	Total Common Stocks
		952,753	(Cost $7,342,003)			$5,747,562

HEALTH CARE – 12.0%			SHORT-TERM INVESTMENTS – 0.7%
Abbott Laboratories	1,150	$48,127	MONEY MARKET
* Amgen, Inc.	2,065	100,091	Highmark Diversified Money Market Fund,
Biovail Corporation	4,240	46,598	Fiduciary Shares		38,612	$38,612
* Boston Scientific Corporation	4,520	38,013
Johnson & Johnson	2,075	108,647	Total Short-Term Investments
* Laboratory Corporation of	850	54,528	(Cost $ 38,612)			38,612
* Lincare Holdings, Inc.	1,135	27,388
Merck & Company, Inc.	4,760	115,382	TOTAL INVESTMENTS – 99.5%			$5,786,174
Pfizer, Inc.	6,510	86,974	(Cost $ 7,380,614)
Wyeth	1,715	72,716
		698,464	OTHER ASSETS,
			LESS LIABILITIES -0.5%			27,757
			NET ASSETS –100.0%			$5,813,931

*Non-Income Producing

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2009 (Unaudited)

	Number of Shares or Par Value	Market Value		Number of Shares or Par Value	Market Value
COMMON STOCKS – 99.1%			INDUSTRIALS – 5.0%
CONSUMER DISCRETIONARY – 6.4%			General Electric Company	16,710	$211,381
Gannett Company, Inc.	30,875	$120,721	Honeywell International, Inc.	4,560	142,318
The Home Depot, Inc.	11,090	291,889	The Timkin Company	8,310	133,625
Newell Rubbermaid, Inc.	10,235	106,956	Tyco International Ltd.	12,980	308,405
Time Warner Cable Inc.	1,697	54,694			795,729
Time Warner, Inc.	6,826	149,012
Tupperware Brands Corporation	11,775	294,728	INFORMATION TECHNOLOGY – 6.3%	6,190	$638,870
		1,018,000	International Business	18,110	366,909
			Microsoft Corporation		1,005,779
CONSUMER STAPLES – 6.3%
Altria Group, Inc.	13,070	$213,433	MATERIALS – 2.8%
The Kroger Company	7,815	168,960	Owens-Illinois, Inc.	10,000	$126,000
Lorillard, Inc.	5,660	357,316	PPG Industries, Inc.	7,440	327,732
Philip Morris International	7,635	276,387			453,732
		1,016,096
			TELECOMMUNICATIONS – 8.0%
ENERGY – 18.2%			AT&T, Inc.	26,125	$669,323
BP plc ADR	7,295	$309,746	Verizon Communications	20,325	616,660
Chevron Corporation	8,160	539,376			1,285,983
ConocoPhillips	6,475	265,475
Exxon Mobil Corporation	15,655	1,043,719	UTILITIES – 4.7%
Occidental Petroleum	5,430	305,655	Dominion Resources, Inc.	2,880	$86,861
Teekay Corporation	6,330	91,405	Great Plains Energy, Inc.	6,730	97,383
TransCanada Corporation	14,180	354,075	Northeast Utilities	10,805	227,121
		2,909,451	OGE Energy Corporation	5,430	139,605
			Sempra Energy	4,230	194,665
FINANCIAL SERVICES – 28.0%					745,635
ACE Limited	14,360	$665,155
Annaly Capital Management,	11,110	156,318	Total Common Stocks
BB&T Corporation	13,065	304,937	(Cost $ 19,815,543)		$15,863,647
Boston Properties, Inc.	7,265	359,036
FirstMerit Corporation	10,195	197,885	SHORT-TERM INVESTMENTS – 1.2%
The Goldman Sachs Group, Inc.	2,740	352,090
Home Properties, Inc.	7,815	284,779	MONEY MARKET
Morgan Stanley	9,305	219,970	Highmark Diversified Money
Rayonier, Inc.	15,655	604,596	Market Fund, Fiduciary Shares	199,273	$199,273
StanCorp Financial Group, Inc.	4,765	130,704
The Travelers Companies, Inc.	3,075	126,505	Total Short-Term Investments
Trustmark Corporation	6,515	141,636	(Cost $199,273)		199,273
Unum Group	10,370	169,446
U.S. Bancorp	16,910	308,100	TOTAL INVESTMENTS – 100.3%		$16,062,920
Wells Fargo & Company	22,860	457,429	(Cost $ 20,014,816)
		4,478,586
			OTHER LIABILITIES,
HEALTH CARE – 13.4%			LESS OTHER ASSETS – -0.3%		(46,786)
Biovail Corporation	7,265	$79,842	NET ASSETS – 100.0%		$16,016,134
Bristol-Myers Squibb Company	22,000	422,400
Eli Lilly and Company	4,765	156,864
Johnson & Johnson	7,440	389,558
Merck & Company, Inc.	18,535	449,288
Pfizer, Inc.	24,695	329,925
Quest Diagnostics, Inc.	2,360	121,139
Wyeth	4,850	205,640
		2,154,656

*Non-Income Producing

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2009 (Unaudited)

		Number of Shares or Par Value	Market Value			Number of Shares or Par Value	Market Value

COMMON STOCKS – 98.3%				MATERIALS – 0.9%
AUTOS & TRANSPORTATION – 4.7%					Sigma-Aldrich Corporation	33,245	$1,457,461
	C. H. Robinson Worldwide, Inc.	79,870	$4,245,889				1,457,461
	Expeditors International of Washington	98,005	3,401,754
			7,647,643	OTHER ENERGY – 7.8%
				*	FMC Technologies, Inc.	82,700	$2,830,821
CONSUMER DISCRETIONARY – 20.7%					Smith International, Inc.	72,985	1,886,662
	Alberto-Culver Company	61,705	$1,375,404	*	Southwestern Energy Company	129,615	4,647,994
	Coach, Inc.	60,635	1,485,557		XTO Energy, Inc.	95,335	3,304,311
*	Copart, Inc.	48,310	1,516,451				12,669,788
*	Dick's Sporting Goods, Inc.	181,715	3,452,585
	Fastenal Company	101,080	3,877,429	PRODUCER DURABLES – 14.5%
*	Huron Consulting Group Inc.	46,805	2,244,300		AMETEK, Inc.	70,450	$2,269,195
*	LKQ Corporation	182,295	3,095,369		Donaldson Company, Inc.	76,060	2,509,219
	Manpower, Inc.	25,360	1,092,762		Flowserve Corporation	42,435	2,881,337
*	O'Reilly Automotive, Inc.	118,795	4,615,186		IDEX Corporation	83,955	2,119,864
*	Panera Bread Company	76,060	4,260,121		L-3 Communications Holdings,	55,540	4,229,371
	Strayer Education, Inc.	17,490	3,312,781		Lincoln Electric Holdings, Inc.	45,775	2,038,361
*	Tractor Supply Company	79,090	3,193,654		Roper Industries, Inc.	81,435	3,712,622
			33,521,599	*	Stericycle, Inc.	79,860	3,759,809
							23,519,778
CONSUMER STAPLES – 3.6%
	Church & Dwight Company, Inc.	62,215	$3,385,118	TECHNOLOGY – 23.4%
	Flowers Food Inc.	105,235	2,430,928	*	Adobe Systems, Inc.	110,830	$3,031,201
			5,816,046	*	Amdocs Limited	135,440	2,834,759
					Amphenol Corporation	114,155	3,863,005
FINANCIAL SERVICES – 8.2%				*	ANSYS, Inc.	114,475	3,161,800
*	Affiliated Managers Group,	33,075	$1,880,314	*	Citrix Systems, Inc.	132,765	3,787,785
	Eaton Vance Corporation	50,130	1,372,058	*	Cognizant Technology Solutions	145,685	3,611,531
	FactSet Research Systems, Inc.	42,150	2,258,818	*	FLIR Systems, Inc.	122,355	2,713,834
*	Fiserv, Inc.	78,285	2,921,596	*	IHS Inc.	59,925	2,478,498
	Global Payments, Inc.	88,160	2,826,410	*	Intuit, Inc.	130,595	3,020,662
*	Morningstar, Inc	52,735	2,091,997	*	McAfee, Inc.	105,745	3,969,667
			13,351,193	*	MICROS Systems, Inc.	131,415	2,757,087
				*	Trimble Navigation Limited	124,160	2,661,990
HEALTH CARE – 14.5%							37,891,819
	C. R. Bard, Inc.	41,735	$2,989,478
*	Cerner Corporation	87,025	4,681,945	Total Common Stocks
*	Covance, Inc.	61,250	2,405,900		(Cost $ 145,613,062)		$159,316,751
	DENTSPLY International Inc.	92,790	2,655,650
*	IDEXX Laboratories, Inc.	78,585	3,088,391	SHORT-TERM INVESTMENTS – 1.6%
*	ResMed, Inc.	58,085	2,233,368
	Stryker Corporation	58,730	2,273,438	MONEY MARKET
*	Varian Medical Systems, Inc.	93,295	3,113,254		Highmark Diversified Money
			23,441,424		Market Fund, Fiduciary Shares	2,532,991	$2,532,991

					Total Short-Term Investments
					(Cost $ 2,532,991)		2,532,991

				TOTAL INVESTMENTS – 99.9%			$161,849,742
					(Cost $ 148,146,053)

				OTHER ASSETS,
					LESS OTHER LIABILITIES – 0.1%		82,080
					NET ASSETS – 100.0%		$161,931,822

*Non-Income Producing

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS

April 30, 2009 (Unaudited)

		Number of Shares or Par Value	Market Value				Number of Shares or Par Value	Market Value
COMMON STOCKS – 99.8%					INTERNET SOFTWARE & SERVICES - 7.4%
AEROSPACE & DEFENSE - 7.2%					*	Digital River, Inc.	73,080	$2,807,734
	Goodrich Corporation	73,080		$3,235,982	*	eBay, Inc.	73,080	1,203,628
	Lockheed Martin Corporation	73,080		5,738,972	*	j2 Global Communications, Inc.	73,080	1,753,189
	Raytheon Company	73,080		3,305,408	*	Open Text Corporation	73,080	2,399,216
				12,280,362	*	Real Networks, Inc.	73,080	179,777
					*	Sonic Wall, Inc	73,080	396,825
	BIOTECHNOLOGY - 6.5%				*	Verisign, Inc.	73,080	1,503,986
*	Amgen, Inc.	73,080		$3,542,188	*	Websense, Inc.	73,080	1,303,016
*	Biogen Idec, Inc.	73,080		3,532,687	*	Yahoo!, Inc.	73,080	1,044,313
*	Genzyme Corporation	73,080		3,897,356				12,591,684
				10,972,231
					IT SERVICES - 4.7%
COMMUNICATIONS EQUIPMENT - 12.3%						Automatic Data Processing, Inc.	73,080	$2,572,416
	ADC Telecommunications, Inc.	73,080		$537,869	*	Computer Sciences Corporation	73,080	2,701,037
	Alcatel-Lucent ADR	73,080		182,700	*	DST Systems, Inc.	73,080	2,643,304
	Arris Group, Inc.	73,080		779,764				7,916,757
	CIENA Corporation	73,080		873,306
	Cisco Systems, Inc.	73,080		1,411,906	LIFE SCIENCES TOOLS & SERVICES - 4.0%
	Corning, Inc.	73,080		1,068,430	*	Millipore Corporation	73,080	$4,319,028
	Emulex Corporation	73,080		765,148	*	Thermo Fisher Scientific, Inc.	73,080	2,563,646
	F5 Networks, Inc.	73,080		1,992,892				6,882,674
	Harmonic Inc.	73,080		535,676
	Harris Corporation	73,080		2,234,786	OFFICE ELECTRONICS - 0.3%
	InterDigital Inc	73,080		1,923,466		Xerox Corporation	73,080	$446,519
	Ixia	73,080		420,941				446,519
	JDS Uniphase Corporation	73,080		336,899
	Juniper Networks, Inc.	73,080		1,582,182	PHARMACEUTICALS - 3.9%
	Motorola, Inc.	73,080		404,132	*	AstraZeneca PLC - ADR	73,080	$2,555,608
	Nokia Corp - ADR	73,080		1,033,351		Biovail Corporation	73,080	803,149
	Polycom, Inc.	73,080		1,362,211		Novartis AG - ADR	73,080	2,770,463
	QUALCOMM, Inc.	73,080		3,092,746	*	ViroPharma, Inc.	73,080	411,440
	Tellabs, Inc.	73,080		382,939				6,540,660
				20,921,344
					SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.6%
COMPUTERS & PERIPHERALS - 16.3%						Altera Corporation	73,080	$1,191,935
*	Apple, Inc.	73,080		$9,195,657		Analog Devices, Inc.	73,080	1,555,142
*	Dell Inc.	73,080		849,190		Applied Materials, Inc.	73,080	892,307
*	EMC Corporation	73,080		915,692	*	Broadcom Corporation - Class A	73,080	1,694,725
	Hewlett-Packard Company	73,080		2,629,418	*	Cypress Semiconductor	73,080	579,524
	International Business	73,080		7,542,587		Intel Corporation	73,080	1,153,202
*	NetApp, Inc.	73,080		1,337,364		KLA-Tencor Corporation	73,080	2,027,239
*	QLogic Corporation	73,080		1,036,274	*	Lam Research Corporation	73,080	2,037,470
	Seagate Technology	73,080		596,333		Linear Technology Corporation	73,080	1,591,682
*	Sun Microsystems, Inc.	73,080		669,413	*	LSI Corporation	73,080	280,627
*	Teradata Corporation	73,080		1,221,898		National Semiconductor	73,080	904,000
*	Western Digital Corporation	73,080		1,718,842	*	Novellus Systems, Inc.	73,080	1,319,825
				27,712,668	*	Standard Microsystems	73,080	1,159,049
					*	Teradyne, Inc.	73,080	434,095
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%						Texas Instruments, Inc.	73,080	1,319,825
*	Agilent Technologies, Inc.	73,080	.	1,334,441		Xilinx, Inc	73,080	1,493,755
	Jabil Circuit, Inc.	73,080		591,948				19,634,402
				1,926,389

HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
*	Boston Scientific Corporation	73,080		$614,603
*	CONMED Corporation	73,080		973,426
*	Kinetic Concepts, Inc.	73,080		1,809,461
	Medtronic, Inc.	73,080		2,338,560
*	St. Jude Medical, Inc.	73,080		2,449,642
				8,185,692

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND (Continued)

SCHEDULE OF INVESTMENTS

April 30, 2009 (Unaudited)

		Number of Shares or Par Value	Market Value
COMMON STOCKS – 99.8% (Continued)
SOFTWARE - 18.5%
*	Adobe Systems, Inc.	73,080	$1,998,738
*	Amdocs Limited	73,080	1,529,564
*	Autodesk, Inc.	73,080	1,457,215
*	BMC Software, Inc.	73,080	2,533,684
*	CA, Inc.	73,080	1,260,630
*	Cadence Design Systems, Inc.	73,080	407,786
*	Check Point Software	73,080	1,693,264
*	Citrix Systems, Inc.	73,080	2,084,972
*	Compuware Corporation	73,080	546,638
*	McAfee, Inc.	73,080	2,743,423
*	Mentor Graphics Corporation	73,080	491,098
	Microsoft Corporation	73,080	1,480,601
*	Novell, Inc.	73,080	274,781
	Oracle Corporation	73,080	1,413,367
*	Progress Software Corporation	73,080	1,548,565
*	Red Hat, Inc.	73,080	1,262,092
	SAP AG	73,080	2,783,617
*	Sybase, Inc.	73,080	2,481,797
*	Symantec Corporation	73,080	1,260,630
*	Synopsys, Inc.	73,080	1,591,682
*	VASCO Data Security	73,080	505,714
			31,349,858

WIRELESS TELECOMMUNICATIONS - 1.2%
	Telephone and Data Systems,	73,080	$2,095,204
			2,095,204

Total Common Stocks			$169,456,444
	(Cost $ 187,994,535)

SHORT-TERM INVESTMENTS – 0.3%

	MONEY MARKET
	Highmark Diversified Money
	Market Fund, Fiduciary Shares	433,487	$433,487

Total Short-Term Investments			433,487
	(Cost $433,487)

TOTAL INVESTMENTS – 100.1%			$169,889,931
	(Cost $188,428,023)

OTHER LIABILITIES,
	LESS OTHER ASSETS – 0.1%		(164,267)
	NET ASSETS - 100.0%		$169,725,664

*Non-Income Producing

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS

April 30, 2009 (Unaudited)

		Number of Shares or Par Value	Market Value				Number of Shares or Par Value	Market Value
COMMON STOCKS – 99.8%				HEALTH CARE PROVIDERS AND SERVICES - 16.0% (Continued)
BIOTECHNOLOGY – 15.6%				*	Lincare Holdings, Inc.		1,400	$33,782
*	Alexion Pharmaceuticals, Inc.	1,400	$46,788	*	Magellan Health Services, Inc.		700	20,692
*	Amgen, Inc.	14,900	722,203	*	Medco Health Solutions, Inc.		7,400	322,270
*	Amylin Pharmaceuticals, Inc.	2,500	27,350	*	MEDNAX, Inc.		800	28,720
*	Biogen Idec, Inc.	4,600	222,364		Owens & Minor, Inc.		700	24,276
*	BioMarin Pharmaceutical, Inc.	1,800	23,148	*	Patterson Companies, Inc.		1,800	36,828
*	Celgene Corporation	6,900	294,768	*	Psychiatric Solutions, Inc.		1,200	23,268
*	Cephalon, Inc.	1,200	78,732		Quest Diagnostics, Inc.		2,500	128,325
*	Genzyme Corporation	4,700	250,651	*	Tenet Healthcare Corporation		11,800	26,550
*	Gilead Sciences, Inc.	12,400	567,920		UnitedHealth Group, Inc.		17,400	409,248
*	Myriad Genetics, Inc.	2,400	93,096		Universal Health Services,		900	45,360
*	Onyx Pharmaceuticals, Inc.	1,000	25,900	*	WellCare Health Plans, Inc.		1,000	15,010
*	OSI Pharmaceuticals, Inc.	1,900	63,783	*	WellPoint, Inc		7,400	316,424
	PDL BioPharma, Inc.	2,800	20,020					2,621,901
*	United Therapeutics	400	25,124	LIFE SCIENCES TOOLS & SERVICES – 3.6%
*	Vertex Pharmaceuticals, Inc.	2,800	86,296	*	Affymetrix, Inc.		2,000	$9,380
			2,548,143		Applera Corporation -
HEALTH CARE EQUIPMENT AND SUPPLIES - 20.2%				*	Charles River Laboratories International	.	1,200	33,180
	Alcon, Inc.	1,300	$119,613	*	Illumina, Inc.		2,200	82,170
	Baxter International, Inc.	9,600	465,600	*	Life Technologies		2,897	108,058
	Beckman Coulter, Inc.	1,100	57,816	*	Millipore Corporation		1,000	59,100
	Becton, Dickinson & Company	4,200	254,016		Pharmaceutical Product Development, Inc.		1,800	35,298
*	Boston Scientific Corporation	23,700	199,317	*	Thermo Fisher Scientific, Inc.		5,100	178,908
	C. R. Bard, Inc.	1,600	114,608	*	Waters Corporation		1,800	79,506
	Cooper Companies, Inc.	800	23,000					585,600
	Covidien Limited	7,700	253,946	PHARMACEUTICALS - 44.4%
*	Edwards Lifesciences	1,500	95,070		Abbott Laboratories		19,600	$820,260
*	Gen-Probe, Inc.	1,000	48,160		Allergan, Inc.		3,800	177,308
*	Haemonetics Corporation	1,000	51,630		Biovail Corporation		3,600	39,564
	Hill-Rom Holdings, Inc.	4,900	63,602		Bristol-Myers Squibb Company		26,800	514,560
*	Hologic, Inc.	4,500	66,870		Eli Lilly and Company		13,500	444,420
*	Hospira, Inc.	2,800	92,036	*	Endo Pharmaceuticals Holdings,		3,500	57,890
*	IDEXX Laboratories, Inc.	1,100	43,230	*	Forest Laboratories, Inc.		5,100	110,619
*	Immucor, Inc.	1,200	19,548		Johnson & Johnson		31,400	1,644,104
*	Intuitive Surgical, Inc.	400	57,492	*	King Pharmaceuticals, Inc.		8,100	63,828
	Inverness Medical Innovations,	1,400	45,206		Medicis Pharmaceutical		1,300	20,891
*	Kinetic Concepts, Inc.	900	22,284		Merck & Company, Inc.		31,000	751,440
	Medtronic, Inc.	14,100	451,200		Mylan Inc.		8,500	112,625
*	NuVasive, Inc.	700	26,530	*	Par Pharmaceutical Companies,		900	9,657
	ResMed, Inc.	2,100	80,745		Pfizer, Inc.		86,900	1,160,984
*	St. Jude Medical, Inc.	5,400	181,008		Schering-Plough Corporation		22,200	511,044
	STERIS Corporation	2,900	69,890	*	Sepracor, Inc		1,900	26,999
	Stryker Corporation	3,700	143,227	*	Valeant Pharmaceuticals		1,200	20,112
*	Thoratec Corporation	900	26,154	*	Watson Pharmaceuticals, Inc.		1,900	58,786
*	Varian Medical Systems, Inc.	2,200	73,414		Wyeth		17,400	737,760
*	Zimmer Holdings, Inc.	3,700	162,763					7,282,851
			3,307,975	Total Common Stocks				$16,346,470
HEALTH CARE PROVIDERS AND SERVICES - 16.0%					(Cost $ 14,980,056)
	Aetna, Inc.	9,200	$202,492
*	AMERIGROUP Corporation	1,000	29,870	SHORT-TERM INVESTMENTS – 0.3%
	Brookdale Senior Living, Inc.	1,200	12,372	MONEY MARKET
	CIGNA Corporation	7,000	137,970		Highmark Diversified Money
*	Community Health Systems, Inc.	1,700	38,828		Market Fund, Fiduciary Shares		47,910	$47,910
*	Coventry Health Care, Inc.	2,700	42,957
*	DaVita, Inc.	2,500	115,925	Total Short-Term Investments
*	Express Scripts, Inc.	3,300	211,101		(Cost $ 47,910)			47,910
*	Health Management Associates,	5,900	27,553
*	Health Net, Inc.	1,900	27,436	TOTAL INVESTMENTS – 100.1%				$16,394,380
*	Henry Schein, Inc.	1,600	65,664		(Cost $ 15,027,966)
*	Humana, Inc.	3,000	86,340	OTHER LIABILITIES,
	Laboratory Corporation of	2,600	166,790	LESS OTHER ASSETS – -0.1%
*	LifePoint Hospitals, Inc.	1,000	25,850	NET ASSETS – 100.0%				(9,601)
								$16,384,779

*Non-Income Producing

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS

April 30, 2009 (Unaudited)

	Number of Shares or Par Value	Market Value			Number of Shares or Par Value	Market Value
COMMON STOCKS – 98.9%			INSURANCE – 22.9%
CAPITAL MARKETS – 18.8%				ACE Limited	3,200	$148,224
Ameriprise Financial, Inc.	1,600	$42,160		AFLAC, Inc.	3,800	109,782
The Bank of New York Mellon	8,400	214,032		The Allstate Corporation	4,400	102,652
The Charles Schwab Corporation	7,500	138,600		Ambac Financial Group, Inc.	3,900	3,549
* E*TRADE Financial Corporation	5,000	7,150		American International Group,	11,200	15,456
Franklin Resources, Inc.	1,200	72,576		American Financial Group, Inc.	1,100	19,338
The Goldman Sachs Group, Inc.	3,200	411,200		Aon Corporation	2,500	105,500
Invesco Limited	3,300	48,576	*	Arch Capital Group Ltd.	400	23,112
Janus Capital Group, Inc.	1,400	14,042		Assurant, Inc.	1,000	24,440
Legg Mason, Inc.	800	16,056		Axis Capital Holding Limited	1,200	29,568
Morgan Stanley	8,500	200,940		The Chubb Corporation	2,800	109,060
Northern Trust Corporation	2,200	119,592		Cincinnati Financial	1,000	23,950
State Street Corporation	3,200	109,216		Everest Re Group Limited	500	37,320
T. Rowe Price Group, Inc.	1,950	75,114		Fidelity National Financial,	1,900	34,447
* TD Ameritrade Holding	2,100	33,411		Genworth Financial Inc.	3,700	8,732
		1,502,665		The Hartford Financial	5,100	58,497
				Lincoln National Corporation	2,400	26,976
COMMERCIAL BANKS - 17.3%				Loews Corporation	3,000	74,670
BB&T Corporation	4,500	$105,030		Marsh & McLennan Companies	4,200	88,578
Comerica, Inc.	1,300	27,274		MBIA, Inc.	2,000	9,460
Commerce Bancshares, Inc.	550	18,205		MetLIfe, Inc.	3,500	104,125
Fifth Third Bancorp	4,800	19,680		Old Republic International	2,000	18,740
First Bancorp Puerto Rico	1,900	10,469		PartnerRE, Ltd.	500	34,095
First Horizon National	1,820	20,948		Principal Financial Group,	1,600	26,144
Huntington Bancshares, Inc.	4,100	11,439	*	ProAssurance Corporation	400	17,576
KeyCorp	2,100	12,915		The Progressive Corporation	5,300	80,984
M&T Bank Corporation	700	36,715		Prudential Financial, Inc.	3,500	101,080
Marshall & Ilsley Corporation	2,200	12,716		RLI Corporation	400	19,212
PNC Financial Services Group	3,992	158,482		The Travelers Companies, Inc.	4,500	185,130
Popular, Inc.	2,900	8,294		Torchmark Corporation	700	20,531
Regions Financial Corporation	6,200	27,838		Unum Group	4,400	71,896
SunTrust Banks, Inc.	3,000	43,320		W. R. Berkley Corporation	1,200	28,692
Synovus Financial Corporation	2,400	7,752		Willis Group Holdings Limited	1,500	41,265
TCF Financial Corporation	1,100	15,301		XL Capital Limited-Class A	3,050	29,006
U.S. Bancorp	14,100	256,902				1,831,787
Wells Fargo & Company	29,301	586,313
Zions Bancorporation	400	4,372	IT SERVICES – 4.1%
		1,383,966		MasterCard, Inc.	600	$110,070
				Visa Inc.	3,400	220,864
CONSUMER FINANCE – 3.6%						330,934
American Express Company	7,300	$184,106
Capital One Financial Corporation	2,800	46,872	PROFESSIONAL SERVICES – 0.4%
Discover Financial Services	4,300	34,959		Equifax Inc.	1,100	$32,076
SLM Corporation	4,300	20,769				32,076
		286,706
			REAL ESTATE INVESTMENTS TRUSTS (REITS) – 9.4%
DIVERSIFIED FINANCIAL SERVICES – 21.0%				Annaly Capital Management,	4,500	63,315
Bank of America Corporation	49,845	$445,116		Avalonbay Communities, Inc.	655	37,211
The CIT Group, Inc.	3,500	7,770		Boston Properties, Inc.	1,000	49,420
Citigroup, Inc.	39,900	121,695		Developers Diversified Realty	1,870	7,723
CME Group, Inc.	500	110,675		Duke Realty Corporation	1,300	12,701
* Intercontinental Exchange Inc.	500	43,800		Equity Residential	2,300	52,647
JPMorgan Chase & Company	25,200	831,600		Federal Realty Investment	500	27,600
Moody's Corporation	1,700	50,184		HCP Inc	2,200	48,290
* NASDAQ OMX Group	1,400	26,922		Health Care REIT, Inc.	1,000	34,070
NYSE Euronext	1,900	44,023		Host Hotels & Resorts, Inc.	4,700	36,143
		1,681,785		iStar Financial, Inc.	1,300	4,381

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND (Continued)

SCHEDULE OF INVESTMENTS

April 30, 2009 (Unaudited)

	Number of Shares or Par Value	Market Value
COMMON STOCKS – 98.9% (Continued)
REAL ESTATE INVESTMENTS TRUSTS (REITS) – 9.4% (Continued)
Kimco Realty Corporation	2,800	$33,656
Plum Creek Timber Company,	1,400	48,328
ProLogis	1,200	10,932
Public Storage, Inc.	1,100	73,546
Simon Property Group, Inc.	2,090	107,844
SL Green Realty Corporation	600	10,596
Ventas INC	1,300	37,232
Vornado Realty Trust	1,265	61,846
		757,481

THRIFTS AND MORTGAGE FINANCE – 1.4%
Hudson City Bancorp, Inc.	5,900	$74,104
MGIC Investment Corporation	1,700	4,352
New York Community Bancorp,	3,000	33,930
		112,386

Total Common Stocks
(Cost $ 12,593,775)		$7,919,784

SHORT-TERM INVESTMENTS – 2.0%
MONEY MARKET
Highmark Diversified Money
Market Fund, Fiduciary Shares	158,658	$158,658

Total Short-Term Investments
(Cost $ 158,658)		158,658

TOTAL INVESTMENTS – 100.1%
(Cost $ 12,752,433)		$8,078,442

OTHER LIABILITIES,
LESS OTHER ASSETS – -0.9%		(68,338)
NET ASSETS – 100.0%		$8,010,104

*Non-Income Producing

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS

April 30, 2009 (Unaudited)

	Number of Shares or Par Value	Market Value				Number of Shares or Par Value	Market Value
COMMON STOCKS – 99.9%			HEALTH CARE – 14.2%
CONSUMER DISCRETIONARY – 7.0%				Abbott Laboratories		18,545	$776,108
* Amazon.com, Inc.	3,840	$309,197	*	Amgen, Inc.		12,360	599,089
Comcast Corporation,	34,525	533,756		Baxter International, Inc.		7,330	355,505
Walt Disney Company	22,210	486,399		Bristol-Myers Squibb Company		23,750	456,000
* Ford Motor Company	28,715	171,716		Covidien Limited		6,075	200,353
The Home Depot, Inc.	20,265	533,375	*	Gilead Sciences, Inc.		10,905	499,449
Lowe's Companies, Inc.	17,540	377,110		Johnson & Johnson		33,180	1,737,305
McDonald's Corporation	13,335	710,622		Medtronic, Inc.		13,380	428,160
Nike, Inc.	4,685	245,822		Merck & Company, Inc.		25,265	612,424
Target Corporation	8,990	370,927		Pfizer, Inc.		80,825	1,079,822
Time Warner, Inc.	14,443	315,291		Schering-Plough Corporation		19,435	447,394
		4,054,215		UnitedHealth Group, Inc.		14,530	341,746
				Wyeth		15,925	675,220
CONSUMER STAPLES – 14.9%							8,208,575
Altria Group, Inc.	24,730	$403,841
Avon Products, Inc.	5,095	115,962	INDUSTRIALS – 9.5%
Campbell Soup Company	2,460	63,271		3M Company		8,300	$478,080
Coca-Cola Company	23,870	1,027,603		The Boeing Company		8,665	347,033
Colgate-Palmolive Company	5,975	352,525		Burlington Northern Santa Fe		3,360	226,733
Costco Wholesale Corporation	5,175	251,505		Caterpillar, Inc.		7,235	257,421
CVS Caremark Corporation	17,460	554,879		FedEx Corporation		3,725	208,451
Heinz (H.J.) Company	3,755	129,247		General Dynamics Corporation		4,585	236,907
Kraft Foods, Inc.	17,570	411,138		General Electric Company		126,610	1,601,617
PepsiCo, Inc.	18,655	928,273		Honeywell International, Inc.		8,865	276,677
Philip Morris International	23,970	867,714		Lockheed Martin Corporation		3,970	311,764
Procter & Gamble Company	35,100	1,735,344		Norfolk Southern Corporation		4,395	156,814
Sara Lee Corporation	8,380	69,722		Raytheon Company		4,760	215,295
Walgreen Company	11,835	371,974		United Parcel Service		11,895	622,584
Wal-Mart Stores, Inc.	26,825	1,351,980		United Technologies		11,245	549,206
		8,634,978					5,488,582

ENERGY – 14.4%			INFORMATION TECHNOLOGY – 21.1%
Baker Hughes, Inc.	3,690	$131,290	*	Apple, Inc.		10,630	$1,337,573
Chevron Corporation	23,985	1,585,409	*	Cisco Systems, Inc.		69,900	1,350,468
ConocoPhillips	17,730	726,930	*	Dell Inc.		20,760	241,231
Devon Energy Corporation	5,295	274,546	*	EMC Corporation		24,115	302,161
Exxon Mobil Corporation	59,150	3,943,531	*	Google, Inc.		2,865	1,134,454
Halliburton Company	10,695	216,253		Hewlett-Packard Company		28,695	1,032,446
* National-Oilwell Varco Inc.	4,995	151,249		International Business		16,075	1,659,101
Occidental Petroleum	9,675	544,606		Intel Corporation		66,695	1,052,447
Schlumberger Limited	14,285	699,822		MasterCard, Inc.		865	158,684
Williams Companies, Inc.	6,925	97,642		Microsoft Corporation		91,645	1,856,728
		8,371,278		Oracle Corporation		46,915	907,336
				QUALCOMM, Inc.		19,795	837,724
FINANCIAL SERVICES – 10.0%				Texas Instruments, Inc	.	15,305	276,408
The Allstate Corporation	6,450	$150,478		Xerox Corporation		10,350	63,238
American Express Company	14,085	355,224					12,209,999
Bank of America Corporation	76,729	685,190
The Bank of New York Mellon	13,825	352,261	MATERIALS – 2.1%
Capital One Financial	4,685	78,427		Alcoa, Inc.		11,360	$103,035
Citigroup, Inc.	65,545	199,912		Dow Chemical Company		11,135	178,160
The Goldman Sachs Group, Inc.	5,530	710,605		DuPont (E.I.) de Nemours and		10,785	300,901
JPMorgan Chase & Company	44,995	1,484,835		Monsanto Company		6,540	555,181
Morgan Stanley	12,885	304,601		Weyerhaeuser Company		2,530	89,208
NYSE Euronext	3,095	71,711					1,226,485
Regions Financial Corporation	8,330	37,402
U.S. Bancorp	21,050	383,531
Wells Fargo & Company	50,739	1,015,287
		5,829,464

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

April 30, 2009 (Unaudited)

	Number of Shares or Par Value	Market Value
COMMON STOCKS – 99.9% (Continued)
TELECOMMUNICATION – 5.2%
AT&T, Inc.	70,640	$1,809,797
* Sprint Nextel Corporation	34,295	149,526
Verizon Communications	34,050	1,033,077
		2,992,400

UTILITIES – 1.5%
American Electric Power Company, Inc.	4,860	$128,207
Entergy Corporation	2,270	147,028
Exelon Corporation	7,875	363,274
Southern Company	9,350	270,028
		908,537

Total Common Stocks		$57,924,513
(Cost $48,476,924)

SHORT-TERM INVESTMENTS – 0.2%
MONEY MARKET
Highmark Diversified Money
Market Fund, Fiduciary Shares	112,772	$112,772

Total Short-Term Investments
(Cost $ 12,772))		112,772

TOTAL INVESTMENTS – 100.1%
(Cost $ 48,489,696))		$58,037,285

OTHER LIABILITIES,
LESS OTHER ASSETS – -0.1%		(59,868)
NET ASSETS – 100.0%		$57,977,417

*Non-Income Producing

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2009 (Unaudited)

Description	Principal Amount	Market Value
LONG-TERM TAX-EXEMPT SECURITIES – 97.5%
GEORGIA – 0.2%
Newnan, Georgia, New Public Housing Authority, 5.00%, due 04-01-2012 (10)	$250,000	$266,512

GUAM – 3.3%
Guam Power Authority Revenue Bonds, 1999 Series A,
5.125%, due 10 01-2029 (7)	5,815,000	4,731,142
5.25%, due 10-01-2009 (1)	250,000	252,393

ILLINOIS – 0.2%
Peoria, Illinois, New Public Housing Authority,
5.00%, due 06-01-2012 (10)	300,000	319,782

MASSACHUSETTS – 0.8%
Massachusetts State Housing Finance Agency, Multi-Family Housing Bonds, First Issue,
1979 Series A, (Escrowed to Maturity)
7.00%, due 04-01-2021 (6)	910,000	1,190,134

NEVADA – 0.2%
Las Vegas, Nevada, New Public Housing Authority,
5.00%, due 01-01-2012 (10)	255,000	271,894

NEW YORK – 0.3%
New York, New York, New Public Housing Authority,
5.00%, due 01-01-2012 (10)	200,000	213,250

Poughkeepsie, New York, New Public Housing Authority,	225,000	233,597
5.25%, due 04-01-2010 (10)

NORTH CAROLINA – 0.4%
Durham, North Carolina, New Public Housing Authority,
5.125%, due 12-01-2013 (10)	210,000	224,341
5.00%, due 02-01-2012 (10)	400,000	426,480

OHIO – 0.7%
Youngstown, Ohio, New Public Housing Authority,
5.00%, due 05-01-2012 (10)	300,000	319,797
5.00%, due 05-01-2011 (10)	515,000	550,375
4.875%, due 05-01-2010 (10)	200,000	207,506

PENNSYLVANIA – 0.2%
Allentown, Pennsylvania, New Public Housing Authority,
4.875%, due 05-01-2011 (10)	270,000	288,541

PUERTO RICO – 9.8%
Puerto Rico Public Buildings Authority Revenue Refunding, Government Facilities, Series H,
5.50%, due 07-01-2017 (1)	1,250,000	1,227,388
Puerto Rico Public Buildings Authority Revenue Refunding, Series L,
5.50%, due 07-01-2021 (8)	500,000	473,290
Commonwealth of Puerto Rico, Electric & Power Authority, Series TT,
5.00%, due 07-01-2022	300,000	282,591
Commonwealth of Puerto Rico, Electric & Power Authority, Series UU,
5.00%, due 07-01-2020 (4)	1,000,000	1,009,270
Commonwealth of Puerto Rico General Obligation Unlimited, Series A,
5.50%, due 07-01-2020 (7)	1,020,000	994,214
5.50%, due 07-01-2017 (8)	1,130,000	1,116,779
Commonwealth of Puerto Rico, Highway & Transportation, Series E
5.50%, due 07-01-2023 (4)	1,120,000	1,157,834
Commonwealth of Puerto Rico, Highway & Transportation, Grant Antic Revenue
5.00%, due 09-15-2020 (7)	780,000	742,958
Commonwealth of Puerto Rico, Infrastructure Financial Authority,
Special Tax Revenue, Series A-BHAC-CR 5.50%, due 07-01-2022	1,385,000	1,577,529
Commonwealth of Puerto Rico, Municipal Finance Agency, Series A,
5.00%, due 08-01-2030 (4)	880,000	835,762
Commonwealth of Puerto Rico, Municipal Finance Agency, Series C,
5.25%, due 08-01-2023 (2)	1,000,000	904,890

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2009 (Unaudited)

Description	Principal Amount	Market Value
LONG-TERM TAX-EXEMPT SECURITIES – (Continued)
PUERTO RICO – (Continued)
Commonwealth of Puerto Rico Public Improvement Revenue Refunding, Unrefunded Balance
5.125%, due 07-01-2030 (4)	$1,215,000	$1,165,683
5.25%, due 07-01-2027 (4)	755,000	749,707
Commonwealth of Puerto Rico Public Improvement Revenue Refunding
5.125%, prerefunded 07-01-2011 at 100 (4)	1,285,000	1,401,203
5.25%, prerefunded 07-01-2011 at 100 (4)	1,235,000	1,349,966

SOUTH CAROLINA – 0.1%
Marion, South Carolina, New Public Housing Authority,
4.875%, due 09-01-2010 (10)	200,000	209,886

TENNESSEE – 0.1%
Nashville, Tennessee, New Public Housing Authority,
5.00%, due 08-01-2010 (10)	190,000	199,095

TEXAS – 0.2%
Waco, Texas, New Public Housing Authority,
4.875%, due 12-01-2009 (10)	340,000	348,078

VIRGIN ISLANDS – 5.8%
Virgin Islands, Public Finance Authority Gross Tax Receipts Revenue,
5.00%, due 10-01-2027 (11)	2,000,000	1,677,460
5.00%, due 05-01-2024 (11)	2,500,000	2,163,600
5.00%, due 10-01-2023 (11)	1,000,000	876,590
5.00%, due 10-01-2021 (11)	2,000,000	1,807,380
Virgin Islands Water and Power Authority Revenue Bonds, Water System Revenue Refunding,
5.25%, due 07-01-2012 (7)	255,000	257,173
Virgin Islands Water and Power Authority Revenue Bonds, Electric System Revenue,
5.00%, due 07-01-2010 (1)	470,000	481,280
5.00%, due 07-01-2009 (1)	1,500,000	1,494,315

WISCONSIN – 75.2%
Appleton, Wisconsin, Redevelopment Authority Fox Cities Performing Arts Project,
4.85%, due 09-01-2019 (LOC: Associated Bank, N.A.)	435,000	445,331
4.75%, due 09-01-2017 (LOC: Associated Bank, N.A.)	360,000	371,074

Ashwaubenon, Wisconsin, Community Development Authority Lease Revenue,
Arena Project, Series A,
5.70%, prerefunded 06-01-2009 at 100	410,000	411,566
5.20%, prerefunded 06-01-2009 at 100	200,000	200,692

Ashwaubenon, Wisconsin, Community Development Authority Revenue Refunding,
Arena Project,5.00%, due 06-01-2023	925,000	954,702
5.20%, due 06-01-2022	500,000	521,725
5.05%, due 06-01-2019	1,030,000	1,079,770
4.70%, due 06-01-2015	500,000	528,225

Village of Blue Mounds, Wisconsin (Dane County), Community Development Lease Revenue,
4.75%, due 04-01-2023	250,000	241,832

Burlington, Wisconsin Racine and Walworth Counties, Community Development
Lease Revenue Refunding, Series 2005, 4.10%, due 04-01-2017	750,000	776,640
4.00%, due 04-01-2016	200,000	209,420

Butler, Wisconsin Community Development Authority Lease Revenue Refunding,
4.125%, due 09-01-2019	275,000	273,958

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
5.10%, prerefunded 06-01-2009 at 100	2,430,000	2,438,238

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
dated 08-01-1999, 5.125%, due 06-01-2019	1,595,000	1,600,439
4.70%, due 06-01-2009	150,000	150,367

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2009 (Unaudited)

Description	Principal Amount	Market Value
LONG-TERM TAX-EXEMPT SECURITIES – (Continued)
WISCONSIN – (Continued)
Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
unrefunded balance, 5.00%, due 06-01-2014	$170,000	$170,564

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
dated 12-01-2002, 4.00%, due 06-01-2012	100,000	103,657

Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
dated 11-01-2003, 3.65%, due 06-01-2013	200,000	205,022
3.30%, due 06-01-2011	175,000	178,020
3.00%, due 06-01-2010	125,000	125,946

Cudahy, Wisconsin, Community Development Authority Lease Revenue Refunding,
Series 2005, 3.25%, due 06-01-2011	250,000	254,608
3.00%, due 06-01-2010	250,000	251,892

Cudahy, Wisconsin, Community Development Authority Lease Revenue Refunding,
Series 2006, 4.25%, due 06-01-2017	500,000	526,185

Eau Claire, Wisconsin, Housing Authority Housing Revenue Refunding, London Hill
Townhouses Project, Series A, 6.25%, due 05-01-2015	460,000	418,365

Fontana-on-Geneva Lake, Wisconsin (Walworth County) Redevelopment Lease Revenue
Series 2005, 4.375%, due 06-01-2022	500,000	453,380
4.20%, due 06-01-2018	100,000	96,378

Glendale, Wisconsin, Community Development Authority Lease Revenue,
Tax Increment District No. 7,4.875%, due 09-01-2019	1,000,000	1,020,950
4.75%, due 09-01-2017	1,250,000	1,285,625

Glendale, Wisconsin, Community Development Authority Lease Revenue Refunding,
Tax Increment District No. 7, 4.50%, due 09-01-2018	2,000,000	2,053,280
4.35%, due 09-01-2016	1,000,000	1,037,530

Glendale, Wisconsin Community Development Authority Lease Revenue,
Series 2004A, (Bayshore Public Parking Facility), 5.00%, due 10-01-2024	1,500,000	1,534,125

Glendale, Wisconsin Community Development Authority Lease Revenue,
Series 2005A, (Bayshore Public Parking Facility), 4.75%, due 10-01-2027	1,000,000	922,270

Grant County, Wisconsin, Housing Authority Revenue Refunding, Orchard Manor Project,
5.35%, due 07-01-2026	1,000,000	1,007,680
5.25%, due 07-01-2018	500,000	503,765

Green Bay/Brown County Professional Football Stadium District Sales Tax Revenue,
Lambeau Field Renovation Project, 5.00%, due 02-01-2019 (1)	2,500,000	2,558,350
4.90%, due 02-01-2016 (1)	1,015,000	1,047,044
4.85%, due 02-01-2015 (1)	1,020,000	1,055,027

Green Bay, Wisconsin, Redevelopment Authority Lease Revenue,
Convention Center Project, Series A, 5.10%, due 06-01-2029	1,500,000	1,505,085

Green Bay, Wisconsin Redevelopment Authority, Belling Memorial Hospital Project
2008 Series, 6.00%, due 12-01-2029	1,000,000	1,015,210
2008 Series, 6.15%, due 12-01-2032	1,000,000	1,020,960

Green Bay, Wisconsin Redevelopment Authority Lease Revenue Refunding,
Series 2006 (Convention Center Project), 4.30%, due 06-01-2029	1,000,000	937,230
4.20%, due 06-01-2025	1,000,000	973,730

Green Bay, Wisconsin, Redevelopment Authority Revenue, Bellin Memorial Hospital Project,
Series A, 5.50%, due 02-15-2021	400,000	403,548

Johnson Creek, Wisconsin, Community Development Authority, Lease Revenue Bond,
Tax Incremental District # 2, 4.85%, due 12-01-2022	200,000	198,228

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2009 (Unaudited)

Description	Principal Amount	Market Value
LONG-TERM TAX-EXEMPT SECURITIES – (Continued)
WISCONSIN – (Continued)
Johnson Creek, Wisconsin, Community Development Authority, Lease Revenue Refunding,
Tax Incremental District #3, 4.40%, due 12-01-2022	$700,000	$656,320

Kenosha, Wisconsin, Housing Authority Multifamily Housing, Revenue GNMA Collateralized,
Villa Ciera Project, Series A, 6.00%, due 11-20-2041 (5)	1,000,000	888,560

Little Chute, Wisconsin, Community Development Authority Lease Revenue
Refunding Bonds, Series 2004, 4.35%, due 03-01-2018	200,000	201,026
4.25%, due 03-01-2017	200,000	201,988

Mayville, Wisconsin Community Development Lease Revenue Refunding
Series 2005, 3.65%, due 04-01-2013	175,000	178,059
Series 2005, 3.80%, due 04-01-2014	300,000	304,557
Series 2005, 3.90%, due 04-01-2015	200,000	201,506
Series 2005, 4.15%, due 04-01-2017	175,000	175,149

Medford, Wisconsin, Community Development Lease Revenue Refunding, Series 2004A,
4.60%, due 12-01-2021	245,000	239,277
4.55%, due 12-01-2020	230,000	227,343
4.50%, due 12-01-2019	220,000	220,174

Middleton, Wisconsin, Community Development Authority Lease Revenue, Series A,
4.55%, due 10-01-2018	500,000	517,025
4.35%, due 10-01-2017	1,630,000	1,687,849

Milton, Wisconsin, Community Development Authority, (Rock County), Lease Revenue,
4.60%, due 04-01-2026	360,000	328,284
4.50%, due 04-01-2021	125,000	123,634

Milwaukee, Wisconsin, Redevelopment Authority Development Revenue Refunding,
2430 West Wisconsin Avenue Project,
3.60%, due 03-01-2014 (4)	310,000	313,283
3.50%, due 03-01-2013 (4)	645,000	653,153
3.40%, due 03-01-2012 (4)	480,000	486,586
3.25%, due 03-01-2011 (4)	500,000	507,405
3.00%, due 03-01-2010 (4)	230,000	234,232

Milwaukee, Wisconsin Redevelopment Authority Development Revenue
Refunding Marquette University Project,
4.35%, due 11-01-2018 (8)	500,000	496,160
4.25%, due 11-01-2017 (8)	1,000,000	998,580
4.15%, due 11-01-2016 (8)	1,275,000	1,275,816

Milwaukee, Wisconsin, Redevelopment Authority Lease Revenue, Series 2005A
(Milwaukee Public Schools- Congress, Graig and Fratney)
4.50%, due 08-01-2020	500,000	503,615
4.60%, due 08-01-2022	500,000	501,580

Milwaukee, Wisconsin, Redevelopment Authority Revenue Bonds,
Milwaukee Public Schools-Neighborhood Schools Initiative,
4.125%, due 08-01-2018 (1)	2,010,000	2,062,200
4.10%, due 08-01-2017 (1)	1,000,000	1,035,370
4.00%, due 08-01-2016 (1)	1,000,000	1,036,660
3.80%, due 08-01-2014 (1)	1,000,000	1,050,300
3.65%, due 08-01-2013 (1)	2,000,000	2,150,320
3.25%, due 08-01-2011 (1)	500,000	522,120

Milwaukee, Wisconsin, Redevelopment Authority Milwaukee School of Engineering Project,
Series B, 3.50%, due 07-01-2009(LOC: Marshall & Ilsley)	250,000	250,180

Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding
Schlitz Park Project, Series A, 5.50%, due 01-01-2017	2,080,000	1,843,109

Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding
Schlitz Park Project, Series B, 5.60%, due 01-01-2015	1,460,000	1,347,770

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2009 (Unaudited)

Description	Principal Amount	Market Value
LONG-TERM TAX-EXEMPT SECURITIES – (Continued)
WISCONSIN – (Continued)
Milwaukee, Wisconsin Redevelopment Authority Revenue Summerfest Project,
4.95%, due 08-01-2020	$1,250,000	$1,266,288
4.85%, due 08-01-2017	500,000	511,570
4.80%, due 08-01-2016	500,000	513,855
4.70%, due 08-01-2015	500,000	515,185

Milwaukee, Wisconsin Redevelopment Authority Revenue YWCA of
Greater Milwaukee Project, Series A, 5.30%, due 06-01-2029(LOC: Marshall & Ilsley)	1,800,000	1,800,612
5.25%, due 06-01-2019(LOC: Marshall & Ilsley)	430,000	437,233

Milwaukee, Wisconsin Redevelopment Authority Revenue YWCA of
Greater Milwaukee Project, Series B,
5.20%, due 06-01-2029 (LOC: St. Francis Bank, FSB)	355,000	356,519
5.15%, due 06-01-2019 (LOC: St. Francis Bank, FSB)	200,000	206,846

Muskego Wisconsin Community Development Authority Community Development
Lease Revenue, Series 2003, 4.00%, due 06-01-2018	75,000	70,846
3.90%, due 06-01-2017	110,000	105,297
3.80%, due 06-01-2016	100,000	97,139

Neenah, Wisconsin Community Development Authority Lease Revenue
Series 2003A, 4.70%, due 12-01-2028	1,250,000	1,254,213
Series 2004A, 5.125%, due 12-01-2023	1,000,000	1,054,130
Series 2004A, 4.30%, due 12-01-2020	1,000,000	1,023,860
Series A, 4.625%, due 12-01-2028	600,000	599,598
Series A, 4.75%, due 12-01-2032	400,000	390,560

New Berlin Wisconsin Housing Authority Revenue Capital Appreciation,
Apple Glen Project, Series A, Zero %, due 05-01-2010	70,000	69,021
Zero %, due 11-01-2009	65,000	64,589
Zero %, due 05-01-2009	70,000	70,000

North Fond du Lac. Wisconsin Redevelopment Lease Revenue Refunding, Series 2005,
4.35%, due 12-01-2017	325,000	331,133

Oak Creek, Wisconsin Housing Authority Revenue Refunding, Wood Creek Project,
5.625%, due 07-20-2029 (5)	2,205,000	2,305,923
5.50%, due 07-20-2019 (5)	1,000,000	1,053,420

Oak Creek, Wisconsin Housing Authority Revenue Capital Appreciation, Wood Creek Project,
Zero %, due 01-20-2014 (5)	60,000	46,816
Zero %, due 07-20-2013 (5)	125,000	100,854
Zero %, due 01-20-2013 (5)	125,000	103,856
Zero %, due 01-20-2012 (5)	65,000	54,965
Zero %, due 07-20-2011 (5)	125,000	112,910
Zero %, due 01-20-2011 (5)	125,000	115,675

Onalaska, Wisconsin, Community Development Authority Lease Revenue,
4.15%, due 10-01-2016	200,000	205,342
4.00%, due 10-01-2015	100,000	102,970
3.90%, due 10-01-2014	100,000	103,728
3.65%, due 10-01-2012	100,000	103,697

Oostburg, Wisconsin Community Development Authority Lease Revenue,
4.40%, due 05-01-2022	110,000	103,089
4.35%, due 05-01-2021	105,000	99,696

Oshkosh, Wisconsin Housing Authority Revenue, GNMA Collateralized,
VNA Assisted Living Inc. Project, 5.75%, due 09-20-2038 (5)	1,260,000	1,261,159
5.45%, due 09-20-2017 (5)	110,000	110,246

Sheboygan, Wisconsin Housing Authority Multifamily Revenue Refunding,
GNMA Collateralized, Lake Shore Apartments Project, Series A,
5.10%, due 11-20-2026 (5)	1,000,000	1,024,520

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2009 (Unaudited)

Description	Principal Amount	Market Value
LONG-TERM TAX-EXEMPT SECURITIES – (Continued)
WISCONSIN – (Continued)
Slinger, Wisconsin Redevelopment Authority Lease Revenue Refunding,
4.70%, due 09-01-2012	$400,000	$400,160

Southeast Wisconsin Professional Baseball Park District League Capital Appreciation
Certificate of Participation, Zero %, due 12-15-2017 (7)	1,000,000	762,750
Zero %, due 12-15-2015 (7)	970,000	808,699

Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding,
Series A, 5.50%, due 12-15-2026 (7)	4,010,000	4,106,641
5.50%, due 12-15-2018 (7)	250,000	280,305
5.50%, due 12-15-2011 (7)	525,000	574,744

Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue,
Series 2001A, 5.10%, due 12-15-2029 (7)	275,000	302,934

Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding,
Series A, 5.50%, due 12-15-2019 (7)	2,000,000	2,224,300
Junior Lien, Series B, 5.50%, due 12-15-2009 (7)	615,000	630,473

St Francis Wisconsin Community Development Authority Lease Revenue,
4.50%, due 03-01-2024	235,000	229,517
4.35%, due 03-01-2022	300,000	297,366

Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series 2006A,
4.50%, due 10-01-2021	500,000	455,970
4.35%, due 10-01-2018	1,100,000	1,059,586

Sun Prairie, Wisconsin Community Development Authority Lease Revenue, Series 2003,
4.50%, due 08-01-2021	150,000	145,861
4.40%, due 08-01-2020	150,000	146,994

Sun Prairie, Wisconsin Community Development Lease Revenue, Series 2005,
(Tax Incremental District No. 8), 4.35%, due 08-01-2022	975,000	907,247
4.30%, due 08-01-2021	975,000	919,503

Verona, Wisconsin (Dane County), Community Development Authority Community
Development Lease Revenue, 4.25%, due 12-01-2021	50,000	46,820
4.20%, due 12-01-2020	50,000	47,335
4.00%, due 12-01-2018	50,000	49,101
3.90%, due 12-01-2017	100,000	99,135
3.80%, due 12-01-2016	100,000	99,933

Verona, Wisconsin, Community Development Authority, Community Development
Lease Revenue, 2004 Series, 4.85%, due 02-01-2022	200,000	198,298
4.80%, due 02-01-2020	100,000	100,709

Verona, Wisconsin Community Development Refunding Lease Revenue, Series 2008A,
3.65%, due 06-01-2017	100,000	96,631

Walworth County, Wisconsin Housing Authority Housing Revenue,
Kiwanis Heritage Senior Apartments Project, 5.70%, due 03-01-2039 (3)	460,000	460,212

Waterford, Wisconsin Community Development Lease Revenue Refunding, Series 2005,
4.65%, due 10-01-2020	750,000	750,683

Watertown, Wisconsin Community Development Authority Redevelopment Lease Revenue,
Series A, 5.00%, due 05-01-2018	750,000	750,113

Watertown, Wisconsin Community Development Authority Revenue Bonds, Series 2006A
4.70%, due 10-01-2025	600,000	568,080

Waukesha, Wisconsin Redevelopment Authority Development Revenue,
Avalon Square, Inc. Project, 5.00%, due 06-20-2021 (5)	1,000,000	1,011,450

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2009 (Unaudited)

Description	Principal Amount	Market Value
LONG-TERM TAX-EXEMPT SECURITIES – (Continued)
WISCONSIN – (Continued)
Waupaca, Wisconsin, Community Development Authority, Community Lease Revenue Bond,
Series 2004A, 4.50%, due 04-01-2016	$100,000	$104,745
Series A, 4.60%, due 04-01-2017	300,000	311,865

Waupaca, Wisconsin, Community Development Authority, Lease Revenue, Series 2003A,
4.50%, due 04-01-2017	200,000	205,690
4.40%, due 04-01-2016	200,000	206,956
4.20%, due 04-01-2014	100,000	104,615

Wauwatosa, Wisconsin Housing Capital Appreciation Revenue Refunding,
Hawthorne Terrace Project, Series A,
Zero %, due 11-01-2010	100,000	98,046
Zero %, due 05-01-2010	105,000	103,938
Zero %, due 11-01-2009	100,000	99,562
Zero %, due 05-01-2009	105,000	105,000

West Allis, Wisconsin Redevelopment Authority Lease Revenue,
4.60%, due 07-01-2022	200,000	155,382
4.70%, due 07-01-2023	500,000	386,785
4.80%, due 07-01-2024	300,000	231,432

West Bend, Wisconsin Redevelopment Authority Lease Revenue,
4.65%, due 10-01-2028	250,000	242,220
4.60%, due 10-01-2025	150,000	149,823
4.55%, due 10-01-2024	250,000	250,402
4.50%, due 10-01-2023	250,000	251,650

Weston, Wisconsin Community Development Authority Lease Revenue,
4.45%, due 10-01-2019	500,000	500,575
4.35%, due 10-01-2018	500,000	502,570

Weston, Wisconsin Community Development Lease Revenue, Series 2004A,
4.70%, due 10-01-2021	1,230,000	1,250,492
5.25%, due 10-01-2020	445,000	469,128
4.40%, due 10-01-2018	500,000	515,505
4.25%, due 10-01-2017	200,000	207,224
4.10%, due 10-01-2016	500,000	519,645

Weston, Wisconsin Community Development Lease Revenue, Series 2004B,
4.75%, due 10-01-2023	140,000	138,841
4.75%, due 10-01-2022	130,000	130,363

Weston, Wisconsin Community Development Authority Lease Revenue, Series 2007A,
4.625%, due 10-01-2025	825,000	767,984
4.50%, due 10-01-2021	100,000	97,216

Winnebago County, Wisconsin Housing Authority 1st Mortgage Revenue Refunding,
Section 8 Assisted Housing Project,
5.625%, due 05-01-2010 (6)	135,000	133,430
5.625%, due 05-01-2009 (6)	125,000	125,000

Winnebago County, Wisconsin Housing Authority Housing Revenue, Series A,
7.125%, due 03-01-2022	380,000	348,179
6.875%, due 03-01-2012	75,000	73,891

Winneconne. Wisconsin Community Development Authority (Winnebago County)
Lease Revenue Bond, 4.20%, due 04-01-2024	150,000	131,260
4.40%, due 04-01-2022	335,000	314,016

Wisconsin Center District Capital Appreciation Senior Dedicated Tax Revenue,
Zero %, due 12-15-2026 (7)	2,500,000	1,033,375

Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
5.25%, due 12-15-2023 (4)	2,585,000	2,715,206

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2009 (Unaudited)

Description	Principal Amount	Market Value
LONG-TERM TAX-EXEMPT SECURITIES – (Continued)
WISCONSIN – (Continued)
Wisconsin Dells, Wisconsin Community Development Authority Lease Revenue,
5.00%, due 09-01-2024	$110,000	$107,461

Wisconsin Dells, Wisconsin Community Development
Authority Lease Revenue, Series 2006, 5.00%, due 03-01-2022	1,500,000	1,505,055

Wisconsin Dells, Wisconsin Community Development Authority Lease Revenue, Series 2005
4.60%, due 03-01-2025	1,200,000	1,086,408

Wisconsin Dells, Wisconsin Community Development Lease Revenue, Series 2007A,
4.45%, due 03-01-2025	300,000	265,992
4.30%, due 03-01-2022	225,000	208,600

Wisconsin Housing and Economic Development Authority, Housing Revenue, Series 2005E,
4.90%, due 11-01-2035 (9)	1,650,000	1,487,096
4.70%, due 11-01-2025 (9)	275,000	267,614

Wisconsin Housing and Economic Development Authority, Housing Revenue, Series 2006B
4.40%, due 05-01-2037	500,000	424,985
4.30%, due 05-01-2027	1,000,000	918,450

Wisconsin Housing Finance Authority Revenue,
6.10%, prerefunded 12-01-2017 at 100	1,120,000	1,304,520
6.10%, prerefunded 12-01-2017 at 100	1,045,000	1,215,931

Total Long-Term Tax-Exempt Securities		$148,539,521
(Cost $150,740,561)

SHORT-TERM TAX-EXEMPT SECURITIES – 1.4%
DEMAND NOTES – 1.4%
Milwaukee, Wisconsin Redevelopment Authority United Community Center Project
weekly reset, due 10-01-2022 (LOC: U.S. Bank, N.A.)	$200,000	$200,000

Milwaukee, Wisconsin Redevelopment Authority University of Wisconsin, Kenilworth Project
weekly reset, due 09-01-2040(LOC: Depfa Bank, PLC)	1,595,000	1,595,000

Wisconsin Housing and Economic Development Authority Multifamily Housing, Series A
weekly reset, due 10-01-2036 (LOC: Depfa Bank, PLC)	145,000	145,000

Wisconsin Housing and Economic Development Authority Multifamily Housing, Series B
weekly reset, due 10-01-2036 (LOC: Depfa Bank, PLC)	155,000	155,000
		$2,095,000

MONEY MARKET – 0.0%
AIM Tax-Free Investments Co.- Cash Reserve Portfolio, Private Class	32,516	32,516

Total Short-Term Tax-Exempt Securities - (Cost $ 2,127,516)		$2,127,516

TOTAL INVESTMENTS – 98.9%		$150,667,037
(Cost $ 152,868,077)

OTHER ASSETS, LESS LIABILITIES – 1.1%		1,605,318
NET ASSETS – 100.0%		$152,272,355

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS (Continued)

APRIL 30, 2009 (Unaudited)

LOC: Letter of Credit
Pre-refunded bonds are backed by an escrow or trust containing U.S. Treasury Securities or are insured or guaranteed by the indicated municipal bond insurance corporation or federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	CIFG Guaranty
(3)	Federal Housing Administration
(4)	Financial Security Assurance, Inc.
(5)	Government National Mortgage Association
(6)	Housing and Urban Development Section 8
(7)	Municipal Bond Investors Assurance Corporation
(8)	XL Capital Assurance, Inc.
(9)	General Obligation of Authority
(10)	U.S. Government Guarantee Public Housing Administration
(11)	FGIC Corporation

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2009 (Unaudited)

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax-Exempt
Assets:
Investments:
Cost basis of investments	$7,380,614	$20,014,816	$148,146,053	$188,428,023	$15,027,966	$12,752,433	$48,489,696	$152,868,077

Investments in unaffiliated securities, at value	$5,786,174	$16,062,920	$161,849,742	$169,889,931	$16,394,380	$8,078,442	$58,037,285	$150,667,037
Total investments
(See Schedule of Investments)	5,786,174	16,062,920	161,849,742	169,889,931	16,394,380	8,078,442	58,037,285	150,667,037
Receivables:
Capital shares sold	4,751	32,236	512,192	415,308	75,421	14,085	136,801	41,208
Dividends and interest	9,488	41,961	16,026	65,877	19,764	7,092	112,665	2,002,183
Due from advisor/broker	––	6,742	18,031	13,595	9,265	10,392	9,618	––
Investments sold	––	––	752,970	567,218	221,983	––	231,110	––
Miscellaneous Receivable	––	––	85,770	––	––	––	––	62,650
Total receivables	14,239	80,939	1,384,989	1,061,998	326,433	31,569	490,194	2,106,041
Other assets	33,368	45,962	59,797	54,662	31,077	29,901	38,560	23,107
Total assets	$5,833,781	$16,189,821	$163,294,528	$171,006,591	$16,751,890	$8,139,912	$58,566,039	$152,796,185

Liabilities:
Payables:
Capital shares redeemed	$1,538	$144,132	$425,745	$942,665	$185,041	$58,112	$492,051	$339,375
Distributions to shareholders	––	––	––	––	––	––	––	134,990
Management fees	3,335	1,000	94,427	38,948	7,816	3,729	13,758	––
Administration fees	469	1,295	12,590	13,522	1,420	678	4,728	12,547
Distribution and shareholder servicing fees	1,644	6,867	48,160	50,616	8,739	4,145	16,792	36,918
Other accrued expenses	12,863	20,340	––	235,138	42,654	43,368	61,207	––
Investments purchased	––	––	781,784	––	86,377	––	––	––
Interest Payable on Line of Credit	1	53	––	38	21	––	86	––
Other Liabilities	––	––	––	––	35,043	19,776	––	––
Total liabilities	19,850	173,687	1,362,706	1,280,927	367,111	129,808	588,622	523,830
Net Assets:	$5,813,931	$16,016,134	$161,931,822	$169,725,664	$16,384,779	$8,010,104	$57,977,417	$152,272,355

Net Assets Consist Of:
Capital stock	9,291,560	28,938,031	164,478,887	317,300,809	16,959,686	28,329,970	47,976,096	155,766,809
Accumulated net investment income (losses)	27,081	(5,012)	(682,995)	(350,050)	71,279	62,011	276,164	(226)
Accumulated net realized gains (losses) on investments	(1,910,270)	(8,964,989)	(15,567,759)	(128,687,003)	(2,012,600)	(15,707,886)	177,568	(1,293,188)
Net unrealized appreciation (depreciation) on investments	(1,594,440)	(3,951,896)	13,703,689	(18,538,092)	1,366,414	(4,673,991)	9,547,589	(2,201,040)
Total net assets	$5,813,931	$16,016,134	$161,931,822	$169,725,664	$16,384,779	$8,010,104	$57,977,417	$152,272,355

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

APRIL 30, 2009 (Unaudited)

Net Asset Value, Offering Price and Redemption Proceeds per Share	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax-Exempt
Class A
Net Asset Value	$5,069,238	$10,727,799	$140,857,158	$145,786,911	$9,387,279	$4,841,010	$52,314,947	$142,768,032
Shares Outstanding	805,766	1,721,890	10,382,247	7,570,842	1,152,489	1,191,695	2,328,755	14,192,631
Redemption and Reinvestment Price	$6.29	$6.23	$13.57	$19.26	$8.15	$4.06	$22.46	$10.06
Offering Price	$6.64	$6.58	$14.32	$20.33	$8.60	$4.28	$23.70	$10.42

Class B
Net Asset Value		$2,378,265	7,034,447	$13,714,179	$3,711,731	$1,493,047	$3,991,999	$3,182,691
Shares Outstanding		380,886	561,075	775,459	482,558	365,565	179,596	316,806
Offering, Redemption and
Reinvestment Price		$6.24	$12.54	$17.69	$7.69	$4.08	$22.23	$10.05

Class C
Net Asset Value	$744,693	$2,811,302	$13,111,063	$9,763,738	$3,159,230	$1,581,347	$1,458,048	$6,321,632
Shares Outstanding	118,500	453,108	1,033,051	542,233	410,513	390,497	65,572	629,231
Offering, Redemption and
Reinvestment Price	$6.28	$6.20	$12.69	$18.01	$7.70	$4.05	$22.24	$10.05

Class R
Net Asset Value		$98,768	$929,154	$460,836	$126,539	$94,700	$212,423
Shares Outstanding		15,897	69,736	24,360	15,758	22,890	9,534
Offering, Redemption and
Reinvestment Price		$6.21	$13.32	$18.92	$8.03	$4.14	$22.28

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF OPERATIONS

	For the Six Months Ended April 30, 2009 (Unaudited)
	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax-Exempt
Investment income:
Dividends
Unaffiliated securities	$90,753	$363,479	$453,905	$876,781	$291,942	$248,095	$1,024,530	$2,232
Interest	354	724	19,422	2,593	966	1,083	1,061	3,541,701
Total investment income	91,107	364,203	473,327	879,374	292,908	249,178	1,025,591	3,543,933
Expenses:
Investment advisory fees	21,868	44,942	536,761	308,199	70,160	35,098	147,397	380,081
Custodian fees	1,263	2,555	11,767	14,183	3,603	3,096	5,877	9,219
Transfer agent fees	2,178	33,921	110,749	315,311	58,054	40,272	119,013	43,486
Accounting fees	7,902	10,531	37,874	41,892	12,831	9,644	21,770	39,206
Distribution and shareholder servicing fees
Class A	6,225	13,408	153,830	168,773	13,405	6,288	67,663	178,129
Class B	––	12,276	33,421	70,217	21,053	7,563	23,414	15,544
Class C	4,103	14,971	59,285	51,864	24,648	10,888	9,325	28,638
Class R	––	316	2,732	1,569	569	326	848	-
Audit and tax fees	4,965	7,095	18,589	23,460	10,366	9,403	13,216	17,797
Legal fees	1,151	2,927	11,235	28,630	3,117	2,326	8,938	9,244
Registration	21,758	28,210	28,814	22,074	17,978	17,939	17,718	3,716
Communication	433	20,267	37,546	39,661	11,028	11,686	19,860	9,669
Director fees	1,031	3,689	26,522	38,875	5,807	3,336	13,538	19,532
Administration fees	2,900	8,118	71,166	82,488	12,675	6,326	30,412	75,681
License fees	––	––	––	57,740	8,153	9,443	1,171	––
Other expense	4,930	7,088	16,031	22,228	11,006	8,155	13,259	28,537
Total expenses	80,707	210,314	1,156,322	1,287,164	284,453	181,789	513,419	858,479
Less expenses assumed by advisor reimbursement	(36,862)	(95,846)	––	––	(85,847)	(86,919)	(30,251)	(113,704)
Less broker reimbursement	––	––	––	(57,740)	––	––	––	––
Net expenses	43,845	114,468	1,156,322	1,229,424	198,606	94,870	483,168	744,775
Net investment income (loss)	47,262	249,735	(682,995)	(350,050)	94,302	154,308	542,423	2,799,158
Net realized gains (losses) on investments
Unaffiliated securities	(1,072,121)	(3,483,119)	(5,508,182)	(11,396,525)	(550,001)	(10,796,174)	782,268	(57,383)
Affiliated securities	––	––	––	(61,381)	––	––	––	––
Net unrealized appreciation (depreciation)on investments	477,476	406,295	6,542,638	14,895,721	(2,412,582)	3,303,787	(9,841,517)	6,979,090
Net gains (losses) on investments	(594,645)	(3,076,824)	1,034,456	3,437,815	(2,962,583)	(7,492,387)	(9,059,249)	6,921,707

Net increase (decrease) in net assets resulting from operations	$(547,383)	$(2,827,089)	$351,461	$3,087,765	$(2,868,281)	$(7,338,079)	$(8,516,826)	$9,720,865

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2009 (Unaudited)
	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax-Exempt
Operations:
Net investment income(loss)	$47,262	$249,735	$(682,995)	$(350,050)	$94,302	$154,308	$542,423	$2,799,158
Net realized gains (losses) on investments	(1,072,121)	(3,483,119)	(5,508,182)	(11,457,906)	(550,001)	(10,796,174)	782,268	(57,383)
Net unrealized appreciation (depreciation) on investments	477,476	406,295	6,542,638	14,895,721	(2,412,582)	3,303,787	(9,841,517)	6,979,090
Net increase (decrease) in net assets resulting from operations	(547,383)	(2,827,089)	351,461	3,087,765	(2,868,281)	(7,338,079)	(8,516,826)	9,720,865
Distributions to shareholders:
Net investment income
Class A	(67,248)	(191,050)	––	––	(47,072)	(243,107)	(1,388,691)	(2,650,020)
Class B	––	(24,516)	––	––	––	(45,907)	(45,448)	(46,325)
Class C	(4,747)	(37,570)	––	––	––	(76,299)	(29,623)	(85,461)
Class F	––	––	––	––	(50,957)	(233,036)	––	––
Class R	––	(1,611)	––	––	(23)	(638)	(4,962)	––
Net realized gains on investments
Class A	––	––	––	––	(810,954)	––	(256,347)	––
Class B	––	––	––	––	(324,098)	––	(23,877)	––
Class C	––	––	––	––	(430,878)	––	(9,591)	––
Class F	––	––	––	––	(554,086)	––	––	––
Class R	––	––	––	––	(11,786)	––	(1,103)	––
Total distributions	(71,995)	(254,747)	––	––	(2,229,854)	(598,987)	(1,759,642)	(2,781,806)
Capital share transactions:
Proceeds from shares issued	484,547	1,691,937	36,527,653	11,273,621	858,540	2,579,578	2,715,264	6,660,717
Net asset value of shares issued in distributions	71,311	223,129	––	––	1,484,598	328,181	1,612,975	1,935,024
Cost of shares redeemed	(991,971)	(3,385,713)	(30,862,605)	(40,123,014)	(13,754,495)	(7,455,094)	(11,048,872)	(16,124,164)
Net increase (decrease) in net assets from capital share transactions	(436,113)	(1,470,647)	5,665,048	(28,849,393)	(11,411,357)	(4,547,335)	(6,720,633)	(7,528,423)

Total increase(decrease) in net assets	(1,055,491)	(4,552,483)	6,016,509	(25,761,628)	(16,509,492)	(12,484,401)	(16,997,101)	(589,364)
Net assets:
Balance at beginning of period	6,869,422	20,568,617	155,915,313	195,487,292	32,894,271	20,494,505	74,974,518	152,861,719
Balance at end of period	$5,813,931	$16,016,134	$161,931,822	$169,725,664	$16,384,779	$8,010,104	$57,977,417	$152,272,355

Accumulated net investment income (loss)	$27,081	$(5,012)	$(682,995)	$(350,050)	$71,279	$62,011	$276,164	$(226)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended October 31, 2008
	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax-Exempt
Operations:
Net investment income(loss)	$61,548	$839,661	$(2,219,011)	$(1,458,396)	$75,029	$758,361	$1,587,333	$5,892,362
Net realized gains (losses) on investments	(816,029)	(5,575,131)	(9,769,687)	(12,783,115)	2,084,200	(4,640,165)	202,580	39,356
Capital gain distributions from affiliated regulated investment companies	––	––	––	––	––	––	––	––
Net unrealized appreciation (depreciation)on investments	(2,182,071)	(8,101,527)	(71,809,660)	(112,815,420)	(14,738,456)	(19,539,738)	(49,331,948)	(12,206,254)
Net increase (decrease) in net assets resulting from operations	(2,936,552)	(12,836,997)	(83,798,358)	(127,056,931)	(12,579,227)	(23,421,542)	(47,542,035)	(6,274,536)

Distributions to shareholders:
Net investment income
Class A	(29,981)	(559,301)	––	––	(112,098)	(294,640)	(1,522,481)	(5,633,475)
Class B	––	(89,338)	––	––	––	(48,882)	(36,487)	(99,941)
Class C	(4,706)	(113,783)	––	––	––	(82,365)	(18,331)	(184,398)
Class F	––	––	––	––	(137,886)	(311,239)	––	––
Class R	––	(3,287)	––	––	(558)	(2,887)	(2,156)	––
Net realized gains on investments
Class A	––	(758,035)	(11,149,169)	––	(1,149,219)	(1,346,934)	(2,501,460)	––
Class B	––	(245,075)	(977,184)	––	(480,980)	(493,615)	(377,299)	––
Class C	––	(209,995)	(1,222,187)	––	(601,398)	(716,071)	(93,147)	––
Class F	––	––	––	––	(958,908)	(1,211,784)	––	––
Class R	––	(3,462)	(77,459)	––	(13,770)	(16,626)	(5,762)	––
Total distributions	(34,687)	(1,982,276)	(13,425,999)	––	(3,454,817)	(4,525,043)	(4,557,123)	(5,917,814)
Capital share transactions:
Proceeds from shares issued	7,366,706	4,556,369	63,925,741	63,796,275	2,817,588	9,391,496	10,883,085	25,447,956
Net asset value of shares issued in distributions	33,971	1,769,124	12,503,426	––	2,139,058	2,693,118	4,231,446	4,173,364
Cost of shares redeemed	(1,014,821)	(15,804,432)	(75,782,338)	(123,062,644)	(18,473,611)	(13,921,701)	(42,547,213)	(32,668,687)
Net increase (decrease) in net assets resulting capital share transactions	6,385,856	(9,478,939)	646,829	(59,266,369)	(13,516,965)	(1,837,087)	(27,432,682)	(3,047,367)

Total increase (decrease) in net assets	3,414,617	(24,298,212)	(96,577,528)	(186,323,300)	(29,551,009)	(29,783,672)	(79,531,840)	(15,239,717)
Net assets:
Balance at beginning of period	3,454,805	44,866,829	252,492,841	381,810,592	62,445,280	50,278,177	154,506,358	168,101,436

Balance at end of period	$6,869,422	$20,568,617	$155,915,313	$195,487,292	$32,894,271	$20,494,505	$74,974,518	$152,861,719

Undistributed net investment income	$51,812	$––	$––	$––	$75,029	$506,690	$1,202,465	$(17,578)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Income(loss)	Net Realized And Unrealized Gains (Losses) On Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2009 (Unaudited)	$ 6.87	.05	(.55)	(.50)	(.08)	—	—
For the year ended October 31, 2008	$10.40	.06	(3.48)	(3.42)	(.11)	—	—
For the period from May 1, 2007 (commencement of operations) through October 31, 2007	$10.00	.02	.38	.40	––	—	—

Class C Shares
For the six months ended April 30, 2009 (Unaudited)	$ 6.84	.03	(.56)	(.53)	(.03)	—	—
For the year ended October 31, 2008	$10.37	.03	(3.51)	(3.48)	(.05)	—	—
For the period from May 7, 2007 (commencement of operations) through October 31, 2007	$10.16	(.01)	.22	.21	––	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

(.08)	$ 6.29	(7.26)%(c)	$5,069	1.40%(b)	1.71%(b)	2.67%(b)	.44%(b)	29%(c)
(.11)	$ 6.87	(33.23)%	$5,862	1.41%	.93%	2.62%	(.28)%	76%
––	$10.40	4.00%(b)	$2,637	1.40%(b)	.55%(b)	5.64%(b)	(3.69)%(b)	29%(c)

(.03)	$ 6.28	(7.70)%(c)	$ 745	2.14%(b)	1.00%(b)	3.41%(b)	(.27)%(b)	29%(c)
(.05)	$ 6.84	(33.68)%	$1,007	2.14%	(.23)%	3.47%	(1.10)%	76%
––	$10.37	2.07%(b)	$ 818	2.12%(b)	(.32)%(b)	6.25%(b)	(4.45)%(b)	29%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Income(loss)	Net Realized And Unrealized Gains (Losses) On Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2009 (Unaudited)	$ 7.37	.10	(1.13)	(1.03)	(.11)	—	—
For the year ended October 31, 2008	$12.01	.30	(4.31)	(4.01)	(.28)	(.35)	—
For the year ended October 31, 2007	$11.43	.29	.85	1.14	(.26)	(.30)	—
For the year ended October 31, 2006	$ 9.77	.29	1.70	1.99	(.27)	(.06)	—
For the period from April 1, 2005 (commencement of operations) through October 31, 2005	$10.00	.16	(.32)	(.16)	(.07)	—	—

Class B Shares
For the six months ended April 30, 2009 (Unaudited)	$ 7.35	.08	(1.13)	(1.05)	(.06)	—	—
For the year ended October 31, 2008	$11.95	.24	(4.33)	(4.09)	(.16)	(.35)	—
For the year ended October 31, 2007	$11.38	.22	.83	1.05	(.20)	(.28)	—
For the year ended October 31, 2006	$ 9.74	.22	1.69	1.91	(.21)	(.06)	—
For the period from April 1, 2005 (commencement of operations) through October 31, 2005	$10.00	.10	(.31)	(.21)	(.05)	—	—

Class C Shares
For the six months ended April 30, 2009 (Unaudited)	$ 7.33	.08	(1.13)	(1.05)	(.08)	—	—
For the year ended October 31, 2008	$11.95	.21	(4.28)	(4.07)	(.20)	(.35)	—
For the year ended October 31, 2007	$11.40	.22	.82	1.04	(.21)	(.28)	—
For the year ended October 31, 2006	$ 9.74	.21	1.71	1.92	(.20)	(.06)	—
For the period from April 4, 2005 (commencement of operations) through October 31, 2005	$ 9.89
		.11	(.21)	(.10)	(.05)	—	—

Class R Shares
For the six months ended April 30, 2009 (Unaudited)	$ 7.37	.09	(1.14)	(1.05)	(.11)	—	—
For the year ended October 31, 2008	$12.08	.27	(4.34)	(4.07)	(.29)	(.35)	—
For the year ended October 31, 2007	$11.55	.26	.83	1.09	(.26)	(.30)	—
For the year ended October 31, 2006	$ 9.86	.18	1.78	1.96	(.21)	(.06)	—
For the period from September 27, 2005 (commencement of operations) through October 31, 2005	$10.19
		.03	(.33)	(.30)	(.03)	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.
(e) Amount is less than .005%

The accompanying notes to financial statements are an integral part of these statements.

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

(.11)	$ 6.23	(13.94)%(c)	$10,728	1.15%(b)	3.27%(b)	2.33%(b)	2.09%(b)	21%(c)
(.63)	$ 7.37	(34.84)%	$13,298	1.15%	2.95%	1.68%	2.42%	83%
(.56)	$12.01	10.23%	$28,991	1.15%	2.51%	1.42%	2.24%	85%
(.33)	$11.43	20.75%	$18,437	1.15%	2.83%	1.74%	2.24%	38%
(.07)
	$ 9.77	(1.58)%(b)	$ 8,041	1.15%(b)	2.51%(b)	2.71%(b)	.95%(b)	44%(c)

(.06)	$ 6.24	(14.22)%(c)	$ 2,378	1.90%(b)	2.55%(b)	3.07%(b)	1.38%(b)	21%(c)
(.51)	$ 7.35	(35.44)%	$ 3,121	1.90%	2.23%	2.42%	1.71%	83%
(.48)	$11.95	9.41%	$ 8,590	1.90%	1.87%	2.16%	1.61%	85%
(.27)	$11.38	19.91%	$ 7,613	1.90%	2.05%	2.48%	1.47%	38%
(.05)
	$ 9.74	(2.09)%(b)	$ 2,969	1.90%(b)	1.75%(b)	3.47%(b)	.18%(b)	44%(c)

(.08)	$ 6.20	(14.29)%(c)	$ 2,811	1.90%(b)	2.59%(b)	3.07%(b)	1.42%(b)	21%(c)
(.55)	$ 7.33	(35.38)%	$ 4,057	1.90%	2.18%	2.44%	1.65%	83%
(.49)	$11.95	9.39%	$ 7,171	1.90%	1.81%	2.16%	1.55%	85%
(.26)	$11.40	19.96%	$ 5,338	1.90%	2.02%	2.45%	1.47%	38%
(.05)
	$ 9.74	(1.00)%(b)	$ 1,466	1.89%(b)	1.77%(b)	3.47%(b)	.19%(b)	44%(c)

(.11)	$ 6.21	(14.17)%(b)	$ 99	1.64%(b)	2.74%(b)	2.83%(b)	1.55%(b)	21%(c)
(.64)	$ 7.37	(35.19)%	$ 92	1.64%	2.40%	2.17%	1.87%	83%
(.56)	$12.08	9.69%	$ 115	1.63%	1.87%	1.91%	1.59%	85%
(.27)	$11.55	20.14%	$ 59	1.61%	1.55%	1.97%	1.19%	38%
(.03)
	$ 9.86	(2.92)%(b)	$ 0	.00%(b)(e)	.00%(b)(e)	.00%(b)(e)	.00%(b)(e)	44%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized And Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2009 (Unaudited)	$13.53	(.05)	.09	.04	—	—	—
For the year ended October 31, 2008	$21.80	(.17)	(6.94)	(7.11)	—	(1.16)	—
For the year ended October 31, 2007	$18.37	(.18)	3.68	3.50	—	(.07)	—
For the year ended October 31, 2006	$16.57	(.11)	1.91	1.80	—	—	—
For the year ended October 31, 2005	$14.06	(.12)	2.63	2.51	—	—	—
For the year ended October 31, 2004	$12.65	(.12)	1.53	1.41	—	—	—
For the year ended October 31, 2003	$10.60	(.11)	2.16	2.05	—	—	—

Class B Shares
For the six months ended April 30, 2009 (Unaudited)	$12.55	(.09)	.08	(.01)	—	—	—
For the year ended October 31, 2008	$20.45	(.34)	(6.40)	(6.74)	—	(1.16)	—
For the year ended October 31, 2007	$17.37	(.38)	3.53	3.15	—	(.07)	—
For the year ended October 31, 2006	$15.79	(.28)	1.86	1.58	—	—	—
For the year ended October 31, 2005	$13.49	(.24)	2.54	2.30	—	—	—
For the year ended October 31, 2004	$12.23	(.23)	1.49	1.26	—	—	—
For the year ended October 31, 2003	$10.33	(.20)	2.10	1.90	—	—	—

Class C Shares
For the six months ended April 30, 2009 (Unaudited)	$12.70	(.09)	.08	(.01)	—	—	—
For the year ended October 31, 2008	$20.69	(.28)	(6.55)	(6.83)	—	(1.16)	—
For the year ended October 31, 2007	$17.57	(.31)	3.50	3.19	—	(.07)	—
For the year ended October 31, 2006	$15.97	(.23)	1.83	1.60	—	—	—
For the year ended October 31, 2005	$13.65	(.20)	2.52	2.32	—	—	—
For the year ended October 31, 2004	$12.37	(.23)	1.51	1.28	—	—	—
For the year ended October 31, 2003	$10.45	(.18)	2.10	1.92	—	—	—

Class R Shares
For the six months ended April 30, 2009 (Unaudited)	$13.32	(.07)	.07	—	—	—	—
For the year ended October 31, 2008	$21.58	(.27)	(6.83)	(7.10)	—	(1.16)	—
For the year ended October 31, 2007	$18.27	(.26)	3.64	3.38	—	(.07)	—
For the year ended October 31, 2006	$16.57	(.15)	1.85	1.70	—	—	—
For the period from September 21, 2005 (commencement of operations) through October 31, 2005	$16.03
		(.02)	.56	.54	—	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

GENEVA GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

—	$13.57	0.30%(c)	$140,857	1.52%(b)	(.85)%(b)	1.52%(b)	(.85)%(b)	14%(c)
—	$14.69	(34.29)%	$132,592	1.38%	(.91)%	1.38%	(.91)%	22%(c)
(.07)	$21.80	19.11%	$211,653	1.37%	(.90)%	1.37%	(.90)%	36%
––	$18.37	10.86%	$184,239	1.36%	(.76)%	1.36%	(.76)%	22%
––	$16.57	17.85%	$100,553	1.40%	(.98)%	1.40%	(.98)%	20%
––	$14.06	11.15%	$ 50,825	1.54%	(1.16)%	1.54%	(1.16)%	26%
––	$12.65	19.34%	$ 33,805	1.57%	(1.19)%	1.57%	(1.19)%	30%

—	$12.54	(0.08)%(c)	$ 7,034	2.26%(b)	(1.58)%(b)	2.26%(b)	(1.58)%(b)	14%(c)
(1.16)	$12.55	(34.77)%	$ 8,143	2.13%	(1.66)%	2.13%	(1.66)%	22%
(.07)	$20.45	18.19%	$ 17,627	2.11%	(1.65)%	2.11%	(1.65)%	36%
––	$17.37	10.01%	$ 23,823	2.11%	(1.49)%	2.11%	(1.49)%	22%
––	$15.79	17.05%	$ 22,947	2.15%	(1.73)%	2.15%	(1.73)%	20%
––	$13.49	10.30%	$ 16,810	2.30%	(1.91)%	2.30%	(1.91)%	26%
––	$12.23	18.39%	$ 14,253	2.33%	(1.94)%	2.33%	(1.94)%	30%

—	$12.69	(0.08)%(c)	$ 13,111	2.26%(b)	(1.58)%(b)	2.26%(b)	(1.58)%(b)	14%(c)
(1.16)	$12.70	(34.80)%	$ 14,433	2.13%	(1.66)%	2.13%	(1.66)%	22%
(.07)	$20.69	18.21%	$ 21,790	2.12%	(1.65)%	2.12%	(1.65)%	36%
––	$17.57	10.02%	$ 18,953	2.11%	(1.50)%	2.11%	(1.50)%	22%
––	$15.97	17.00%	$ 11,395	2.15%	(1.73)%	2.15%	(1.73)%	20%
––	$13.65	10.35%	$ 5,920	2.30%	(1.91)%	2.30%	(1.91)%	26%
––	$12.37	18.37%	$ 4,578	2.33%	(1.94)%	2.33%	(1.94)%	30%

—	$13.32	––%(c)	$ 929	2.01%(b)	(1.33)%(b)	2.01%(b)	(1.33)%(b)	14%(c)
(1.16)	$13.32	(34.58)%	$ 747	1.85%	(1.38)%	1.85%	(1.38)%	22%
(.07)	$21.58	18.50%	$ 1,423	1.86%	(1.39)%	1.86%	(1.39)%	36%
––	$18.27	10.26%	$ 1,137	1.86%	(1.26)%	1.86%	(1.26)%	22%
––
	$16.57	3.37%(b)	$ 413	1.88%(b)	(1.58)%(b)	1.88%(b)	(1.59)%(b)	20%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2009 (Unaudited)	$18.53	(.03)	.76	.73	––	—	—
For the year ended October 31, 2008	$29.13	(.10)	(10.50)	(10.60)	––	—	—
For the year ended October 31, 2007	$24.67	(.12)	4.58	4.46	––	—	—
For the year ended October 31, 2006	$23.10	(.12)	1.69	1.57	––	—	—
For the year ended October 31, 2005	$20.73	(.11)	2.48	2.37	––	—	—
For the year ended October 31, 2004	$19.50	(.14)	1.37	1.23	––	—	—
For the year ended October 31, 2003	$13.31	(.12)	6.31	6.19	––	—	—

Class B Shares
For the six months ended April 30, 2009 (Unaudited)	$17.08	(.10)	.71	.61	––	—	—
For the year ended October 31, 2008	$27.06	(.37)	(9.61)	(9.98)	––	—	—
For the year ended October 31, 2007	$23.09	(.37)	4.34	3.97	––	—	—
For the year ended October 31, 2006	$21.78	(.31)	1.62	1.31	––	—	—
For the year ended October 31, 2005	$19.69	(.28)	2.37	2.09	––	—	—
For the year ended October 31, 2004	$18.66	(.30)	1.33	1.03	––	—	—
For the year ended October 31, 2003	$12.83	(.23)	6.06	5.83	––	—	—

Class C Shares
For the six months ended April 30, 2009 (Unaudited)	$17.39	(.10)	.72	.62	––	—	—
For the year ended October 31, 2008	$27.55	(.30)	(9.86)	(10.16)	––	—	—
For the year ended October 31, 2007	$23.51	(.32)	4.36	4.04	––	—	—
For the year ended October 31, 2006	$22.17	(.31)	1.65	1.34	––	—	—
For the year ended October 31, 2005	$20.05	(.28)	2.40	2.12	––	—	—
For the year ended October 31, 2004	$19.00	(.27)	1.32	1.05	––	—	—
For the year ended October 31, 2003	$13.07	(.19)	6.12	5.93	––	—	—

Class R Shares
For the six months ended April 30, 2009 (Unaudited)	$18.25	(.07)	.74	.67	––	—	—
For the year ended October 31, 2008	$28.81	(.19)	(10.37)	(10.56)	––	—	—
For the year ended October 31, 2007	$24.52	(.22)	4.51	4.29	––	—	—
For the year ended October 31, 2006	$23.07	(.14)	1.59	1.45	––	—	—
For the period from August 1, 2005 (commencement of operations) through October 31, 2005	$23.34				––
		(.04)	(.23)	(.27)	––	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.
(e) Does not reflect vendor reimbursement of 0.02%
(f) Does not reflect vendor reimbursement of 0.03%

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

NYSE ARCA TECH 100 INDEX FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

––	$19.26	3.94%(c)	$145,787	1.38%(b)(f)	1.37%(b)(f)	1.38%(b)(f)	1.37%(b)(f)	6%(c)
––	$18.53	(36.39)%	$157,076	1.08%(f)	(.37)%(f)	1.08%(f)	(.37)%(f)	19%
––	$29.13	18.08%	$279,501	.99%(f)	(.45)%(f)	.99%	(.45)%	14%
––	$24.67	6.80%	$275,177	.99%(e)	(.47)%(e)	.99%	(.47)%	11%
––	$23.10	11.43%	$289,674	1.02%(e)	(.48)%(e)	1.02%	(.48)%	17%
––	$20.73	6.31%	$283,001	1.08%(e)	(.70)%(e)	1.08%	(.70)%	11%
––	$19.50	46.51%	$261,929	1.18%(e)	(.83)%(e)	1.18%	(.83)%	12%

––	$17.69	3.57%(c)	$ 13,714	2.12%(b)(f)	2.11%(b)(f)	2.12%(b)(f)	2.11%(b)(f)	6%(c)
––	$17.08	(36.88)%	$ 17,314	1.82%(f)	(1.10)%(f)	1.82%(f)	(1.10)%(f)	19%
––	$27.06	17.19%	$ 54,103	1.74%(f)	(1.20)%(f)	1.74%	(1.20)%	14%
––	$23.09	6.01%	$ 74,106	1.74%(e)	(1.22)%(e)	1.74%	(1.22)%	11%
––	$21.78	10.61%	$ 87,420	1.77%(e)	(1.23)%(e)	1.77%	(1.23)%	17%
––	$19.69	5.52%	$ 96,919	1.82%(e)	(1.45)%(e)	1.82%	(1.45)%	11%
––	$18.66	45.44%	$102,870	1.93%(e)	(1.57)%(e)	1.93%	(1.57)%	12%

––	$18.01	3.57%(c)	$ 9,764	2.12%(b)(f)	2.11%(b)(f)	2.12%(b)(f)	2.11%(b)(f)	6%(c)
––	$17.39	(36.88)%	$ 12,839	1.82%(f)	(1.12)%(f)	1.82%(f)	(1.12)%(f)	19%
––	$27.55	17.18%	$ 26,946	1.74%(f)	(1.20)%(f)	1.74%	(1.20)%	14%
––	$23.51	6.04%	$ 27,514	1.74%(e)	(1.22)%(e)	1.74%	(1.22)%	11%
––	$22.17	10.57%	$ 33,503	1.77%(e)	(1.24)%(e)	1.77%	(1.24)%	17%
––	$20.05	5.53%	$ 28,637	1.82%(e)	(1.45)%(e)	1.82%	(1.45)%	11%
––	$19.00	45.37%	$ 22,120	1.92%(e)	(1.57)%(e)	1.92%	(1.57)%	12%

––	$18.92	3.67%(c)	$ 461	1.85%(b)(f)	1.84%(b)(f)	1.85%(b)(f)	1.84%(b)(f)	6%(c)
––	$18.25	(36.65)%	$ 439	1.52%(f)	(.81)%(f)	1.52%(f)	(.81)%(f)	19%
––	$28.81	17.50%	$ 628	1.48%(f)	(.95)%(f)	1.48%	(.95)%	14%
––	$24.52	6.29%	$ 484	1.48%(e)	(.96)%(e)	1.48%	(.96)%	11%
––
	$23.07	(1.16)%(b)	$ 26	1.35%(b)	(1.08)%(b)(e)	1.40%(b)	(1.13)%(b)	17%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Income(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2009 (Unaudited)	$ 9.58	.04	(.79)	(.75)	(.04)	(.64)	—
For the year ended October 31, 2008	$13.54	.05	(3.22)	(3.17)	(.07)	(.72)	—
For the year ended October 31, 2007	$12.34	.08	1.12	1.20	—	—	—
For the year ended October 31, 2006	$11.42	.01	1.04	1.05	—	(.13)	—
For the year ended October 31, 2005	$10.11	(.01)	1.36	1.35	—	(.04)	—
For the year ended October 31, 2004	$ 9.65	(.02)	.48	.46	—	—	—
For the year ended October 31, 2003	$ 8.35	(.01)	1.36	1.35	—	(.04)	(.01)

Class B Shares
For the six months ended April 30, 2009 (Unaudited)	$ 9.08	(.01)	(.74)	(.75)	—	(.64)	—
For the year ended October 31, 2008	$12.89	(.06)	(3.03)	(3.09)	—	(.72)	—
For the year ended October 31, 2007	$11.84	(.03)	1.08	1.05	—	—	—
For the year ended October 31, 2006	$11.04	(.09)	1.02	.93	—	(.13)	—
For the year ended October 31, 2005	$ 9.85	(.10)	1.33	1.23	—	(.04)	—
For the year ended October 31, 2004	$ 9.47	(.10)	.48	.38	—	—	—
For the year ended October 31, 2003	$ 8.26	(.07)	1.33	1.26	—	(.04)	(.01)

Class C Shares
For the six months ended April 30, 2009 (Unaudited)	$ 9.09	(.05)	(.70)	(.75)	—	(.64)	—
For the year ended October 31, 2008	$12.90	(.06)	(3.03)	(3.09)	—	(.72)	—
For the year ended October 31, 2007	$11.85	(.03)	1.08	1.05	—	—	—
For the year ended October 31, 2006	$11.05	(.08)	1.01	.93	—	(.13)	—
For the year ended October 31, 2005	$ 9.86	(.09)	1.32	1.23	—	(.04)	—
For the year ended October 31, 2004	$ 9.48	(.09)	.47	.38	—	—	—
For the year ended October 31, 2003	$ 8.27	(.06)	1.32	1.26	—	(.04)	(.01)

Class R Shares
For the six months ended April 30, 2009 (Unaudited)	$ 9.45	.01	(.79)	(.78)	—	(.64)	—
For the year ended October 31, 2008	$13.37	(.02)	(3.15)	(3.17)	(.03)	(.72)	—
For the year ended October 31, 2007	$12.25	.00(e)	1.12	1.12	—	—	—
For the year ended October 31, 2006	$11.39	(.03)	.89	.86	—	—(e)	—
For the period from September 27, 2005 (commencement of operations) through October 31, 2005	$11.65
		—	(.26)	(.26)	—	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.
(e) Amount is less than. $0.005

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. HEALTH CARE 100 PLUS FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

(.68)	$ 8.15	(8.26)%(c)	$ 9,387	1.35%(b)	.88%(b)	2.06%(b)	.17%(b)	17%(c)
(.79)	$ 9.58	(24.76)%	$12,560	1.35%	.34%	1.55%	.14%	27%
––	$13.54	9.72%	$22,770	1.33%	.53%	1.34%	.52%	21%
(.13)	$12.34	9.22%	$26,850	1.34%	.07%	1.35%	.05%	21%
(.04)	$11.42	13.34%	$29,797	1.34%	(.11)%	1.38%	(.15)%	31%
––	$10.11	4.77%	$27,415	1.32%	(.23)%	1.49%	(.40)%	28%
(.05)	$ 9.65	16.28%	$20,606	1.22%	(.11)%	1.75%	(.64)%	28%

(.64)	$ 7.69	(8.64)%(c)	$ 3,712	2.10%(b)	.13%(b)	2.83%(b)	(.60)%(b)	17%(c)
(.72)	$ 9.08	(25.28)%	$ 4,973	2.06%	(.38)%	2.26%	(.57)%	27%
––	$12.89	8.87%	$ 8,903	2.08%	(.22)%	2.09%	(.23)%	21%
(.13)	$11.84	8.45%	$11,049	2.09%	(.68)%	2.11%	(.70)%	21%
(.04)	$11.04	12.47%	$12,733	2.09%	(.85)%	2.13%	(.89)%	31%
––	$ 9.85	4.01%	$12,805	2.07%	(.98)%	2.24%	(1.15)%	28%
(.05)	$ 9.47	15.37%	$11,498	1.97%	(.84)%	2.51%	(1.38)%	28%

(.64)	$ 7.70	(8.63)%(c)	$ 3,159	2.10%(b)	.21%(b)	2.77%(b)	(.46)%(b)	17%(c)
(.72)	$ 9.09	(25.26)%	$ 6,479	2.10%	(.42)%	2.32%	(.64)%	27%
––	$12.90	8.86%	$11,132	2.08%	(.24)%	2.09%	(.25)%	21%
(.13)	$11.85	8.44%	$11,471	2.09%	(.69)%	2.11%	(.71)%	21%
(.04)	$11.05	12.46%	$11,449	2.09%	(.86)%	2.12%	(.89)%	31%
––	$ 9.86	4.01%	$ 9,964	2.07%	(.98)%	2.24%	(1.15)%	28%
(.05)	$ 9.48	15.35%	$ 8,043	1.97%	(.86)%	2.50%	(1.39)%	28%

(.64)	$ 8.03	(8.61)%(c)	$ 127	1.85%(b)	.36%(b)	2.55%(b)	(.34)%(b)	17%(c)
(.75)	$ 9.45	(25.02)%	$ 168	1.85%	(.17)%	2.00%	(.32)%	27%
––	$13.37	9.14%	$ 253	1.79%	(.03)%	1.80%	(.03)%	21%
—	$12.25	8.72%	$ 168	1.81%	(.62)%	1.87%	(.68)%	21%
—
	$11.39	(2.23)%(b)	$ 7	1.72%(b)	(.86)%(b)	1.72%(b)	(.86)%(b)	31%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions From Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2009 (Unaudited)	$ 5.82	.07	(1.64)	(1.57)	(.19)	—	—
For the year ended October 31, 2008	$13.18	.23	(6.32)	(6.09)	(.23)	(1.04)	—
For the year ended October 31, 2007	$14.11	.22	(.75)	(.53)	(.17)	(.23)	—
For the year ended October 31, 2006	$12.15	.17	2.02	2.19	(.16)	(.07)	—
For the year ended October 31, 2005	$11.34	.17	.76	.93	(.09)	(.03)	—
For the year ended October 31, 2004	$10.64	.13	.66	.79	(.09)	—	—
For the year ended October 31, 2003	$ 8.78	.10	1.87	1.97	(.11)	—	—

Class B Shares
For the six months ended April 30, 2009 (Unaudited)	$ 5.78	.05	(1.63)	(1.58)	(.12)	—	—
For the year ended October 31, 2008	$13.05	.17	(6.30)	(6.13)	(.10)	(1.04)	—
For the year ended October 31, 2007	$13.98	.11	(.75)	(.64)	(.06)	(.23)	—
For the year ended October 31, 2006	$12.03	.08	2.00	2.08	(.06)	(.07)	—
For the year ended October 31, 2005	$11.25	.07	.76	.83	(.02)	(.03)	—
For the year ended October 31, 2004	$10.58	.05	.65	.70	(.03)	—	—
For the year ended October 31, 2003	$ 8.74	.04	1.85	1.89	(.05)	—	—

Class C Shares
For the six months ended April 30, 2009 (Unaudited)	$ 5.74	.01	(1.57)	(1.56)	(.13)	—	—
For the year ended October 31, 2008	$12.99	.15	(6.24)	(6.09)	(.12)	(1.04)	—
For the year ended October 31, 2007	$13.91	.08	(.70)	(.62)	(.07)	(.23)	—
For the year ended October 31, 2006	$11.99	.07	1.99	2.06	(.07)	(.07)	—
For the year ended October 31, 2005	$11.22	.06	.77	.83	(.03)	(.03)	—
For the year ended October 31, 2004	$10.55	.05	.66	.71	(.04)	—	—
For the year ended October 31, 2003	$ 8.72	.04	1.84	1.88	(.05)	—	—

Class R Shares
For the six months ended April 30, 2009 (Unaudited)	$ 5.73	.04	(1.60)	(1.56)	(.03)	—	—
For the year ended October 31, 2008	$13.00	.18	(6.23)	(6.05)	(.18)	(1.04)	—
For the year ended October 31, 2007	$13.97	.14	(.72)	(.58)	(.16)	(.23)	—
For the year ended October 31, 2006	$12.12	.21	1.83	2.04	(.19)	.00(f)	—
For the period from September 27, 2005 (commencement of operations) through October 31, 2005	$11.72
		––	.40	.40	—	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.
(e) Amount is less than.005%
(f) Amount is less than. $0.005

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

DOW JONES U.S. FINANCIAL 100 PLUS FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

(.19)	$ 4.06	(27.17)%(c)	$ 4,841	1.35%(b)	2.41%(b)	2.81%(b)	.95%(b)	25%(c)
(1.27)	$ 5.82	(50.37)%	$ 7,975	1.35%	2.34%	1.63%	2.06%	24%
(.40)	$13.18	(3.97)%	$17,838	1.33%	1.37%	1.33%	1.37%	14%
(.23)	$14.11	18.27%	$24,144	1.34%	1.27%	1.34%	1.27%	17%
(.12)	$12.15	8.18%	$22,323	1.35%	1.31%	1.37%	1.29%	24%
(.09)	$11.34	7.47%	$24,953	1.32%	1.23%	1.48%	1.07%	30%
(.11)	$10.64	22.67%	$18,994	1.22%	1.29%	1.76%	.75%	17%

(.12)	$ 4.08	(27.45)%(c)	$ 1,493	2.09%(b)	1.66%(b)	3.56%(b)	.19%(b)	25%(c)
(1.14)	$ 5.78	(50.76)%	$ 2,363	2.10%	1.59%	2.37%	1.32%	24%
(.29)	$13.05	(4.70)%	$ 6,459	2.08%	.62%	2.08%	.62%	14%
(.13)	$13.98	17.45%	$ 9,517	2.09%	.53%	2.09%	.53%	17%
(.05)	$12.03	7.35%	$ 9,434	2.10%	.56%	2.12%	.54%	24%
(.03)	$11.25	6.63%	$10,447	2.07%	.48%	2.23%	.32%	30%
(.05)	$10.58	21.72%	$ 9,149	1.97%	.54%	2.52%	(.01)%	17%

(.13)	$ 4.05	(27.38)%(c)	$ 1,581	2.10%(b)	1.79%(b)	3.48%(b)	.41%(b)	25%(c)
(1.16)	$ 5.74	(50.77)%	$ 3,562	2.10%	1.60%	2.37%	1.33%	24%
(.30)	$12.99	(4.63)%	$ 9,375	2.08%	.61%	2.08%	.61%	14%
(.14)	$13.91	17.38%	$10,976	2.09%	.52%	2.09%	.52%	17%
(.06)	$11.99	7.33%	$10,173	2.10%	.56%	2.12%	.54%	24%
(.04)	$11.22	6.69%	$ 9,280	2.07%	.49%	2.23%	.33%	30%
(.05)	$10.55	21.69%	$ 6,972	1.97%	.54%	2.52%	.00%	17%

(.03)	$ 4.14	(27.26)%(c)	$ 95	1.84%(b)	1.80%(b)	3.35%(b)	.29%(b)	25%(c)
(1.22)	$ 5.73	(50.60)%	$ 116	1.85%	1.84%	2.07%	16.20%	24%
(.39)	$13.00	(4.40)%	$ 202	1.80%	.86%	1.81%	.87%	14%
(.19)	$13.97	17.68%	$ 161	1.82%	.44%	1.83%	.43%	17%
––
	$12.12	3.41%(b)	$ ––	––%(b)(e)	––%((b)(e)	––%( (b)(e)	—%(b)(e)	24%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Income(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2009 (Unaudited)	$25.89	.22	(2.99)	(2.77)	(.56)	(.10)	—
For the year ended October 31, 2008	$41.03	.57	(14.41)	(13.84)	(.49)	(.81)	—
For the year ended October 31, 2007	$36.30	.46	4.81	5.27	(.48)	(.06)	—
For the year ended October 31, 2006	$31.53	.44	4.70	5.14	(.37)	—	—
For the year ended October 31, 2005	$30.75	.51	.70	1.21	(.43)	—	—
For the year ended October 31, 2004	$29.57	.25	1.15	1.40	(.22)	—	—
For the year ended October 31, 2003	$25.59	.22	3.89	4.11	(.13)	—	—

Class B Shares
For the six months ended April 30, 2009 (Unaudited)	$25.32	.06	(2.85)	(2.79)	(.20)	(.10)	—
For the year ended October 31, 2008	$40.02	.14	(13.95)	(13.81)	(.08)	(.81)	—
For the year ended October 31, 2007	$35.40	.10	4.76	4.86	(.18)	(.06)	—
For the year ended October 31, 2006	$30.72	.11	4.66	4.77	(.09)	—	—
For the year ended October 31, 2005	$29.95	.20	.75	.95	(.18)	—	—
For the year ended October 31, 2004	$28.83	(.01)	1.15	1.14	(.02)	—	—
For the year ended October 31, 2003	$25.01	—	3.82	3.82	—	—	—

Class C Shares
For the six months ended April 30, 2009 (Unaudited)	$25.46	.07	(2.87)	(2.80)	(.32)	(.10)	—
For the year ended October 31, 2008	$40.32	.23	(14.12)	(13.89)	(.16)	(.81)	—
For the year ended October 31, 2007	$35.62	.16	4.74	4.90	(.14)	(.06)	—
For the year ended October 31, 2006	$30.86	.11	4.69	4.80	(.04)	—	—
For the year ended October 31, 2005	$30.11	.21	.73	.94	(.19)	—	—
For the year ended October 31, 2004	$29.00	.01	1.14	1.15	(.04)	—	—
For the year ended October 31, 2003	$25.15	.02	3.83	3.85	—	—	—

Class R Shares
For the six months ended April 30, 2009 (Unaudited)	$25.64	.11	(2.91)	(2.80)	(.46)	(.10)	—
For the year ended October 31, 2008	$40.64	.34	(14.23)	(13.89)	(.30)	(.81)	—
For the year ended October 31, 2007	$36.04	.33	4.69	5.02	(.36)	(.06)	—
For the year ended October 31, 2006	$31.51	.52	4.43	4.95	(.42)	—	—
For the period from September 27, 2005 (commencement of operations) through October 31, 2005
	$31.80	.00	(.29)	(.29)	—	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

S&P 100 INDEX FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

(.66)	$22.46	(10.72)%(c)	$ 52,315	1.50%(b)	1.84%(b)	1.60%(b)	1.74%(b)	17%(c)
(1.30)	$25.89	(34.73)%	$ 65,895	1.13%	1.45%	1.23%	1.35%	7%
(.54)	$41.03	14.66%	$128,885	1.01%	1.20%	1.11%	1.10%	14%
(.37)	$36.30	16.44%	$111,651	1.06%	1.18%	1.16%	1.08%	4%
(.43)	$31.53	3.89%	$117,778	1.11%	1.51%	1.13%	1.49%	12%
(.22)	$30.75	4.74%	$137,175	1.13%	.74%	1.13%	.74%	4%
(.13)	$29.57	16.14%	$151,908	1.16%	.78%	1.16%	.78%	6%

(.30)	$22.23	(11.04)%(c)	$ 3,992	2.24%(b)	1.12%(b)	2.34%(b)	1.02%(b)	17%(c)
(.89)	$25.32	(35.23)%	$ 6,510	1.87%	.71%	1.96%	.61%	7%
(.24)	$40.02	13.80%	$ 20,492	1.76%	.48%	1.86%	.38%	14%
(.09)	$35.40	15.55%	$ 29,930	1.81%	.44%	1.91%	.34%	4%
(.18)	$30.72	3.14%	$ 35,257	1.86%	.80%	1.88%	.78%	12%
(.02)	$29.95	3.97%	$ 46,854	1.88%	(.01)%	1.88%	(.01)%	4%
—	$28.83	15.27%	$ 50,176	1.90%	.04%	1.90%	.04%	6%

(.42)	$22.24	(11.02)%(c)	$ 1,458	2.24%(b)	1.16%(b)	2.34%(b)	1.06%(b)	17%(c)
(.97)	$25.46	(35.23)%	$ 2,411	1.88%	.71%	1.98%	.61%	7%
(.20)	$40.32	13.80%	$ 4,835	1.76%	.46%	1.86%	.36%	14%
(.04)	$35.62	15.59%	$ 5,378	1.82%	.48%	1.92%	.38%	4%
(.19)	$30.86	3.10%	$ 9,839	1.86%	.80%	1.88%	.78%	12%
(.04)	$30.11	3.97%	$ 13,254	1.88%	(.02)%	1.88%	(.02)%	4%
—	$29.00	15.31%	$ 10,380	1.90%	.03%	1.90%	.03%	6%

(.56)	$22.28	(10.94)%(c)	$ 212	2.00%(b)	1.38%(b)	2.10%(b)	1.28%(b)	17%(c)
(1.11)	$25.64	(35.06)%	$ 258	1.64%	.94%	1.74%	.84%	7%
(.42)	$40.64	14.04%	$ 294	1.51%	.72%	1.61%	.62%	14%
(.42)	$36.04	15.89%	$ 397	1.54%	.54%	1.64%	.44%	4%
—
	$31.51	(.91)%(b)	$ 1	2.42%(b)	––%((b)	2.42%(b)	––%((b)	12%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments	Distributions in Excess of Net Realized Capital Gains

Class A Shares
For the six months ended April 30, 2009 (Unaudited)	$ 9.61	.18	.45	.63	(.18)	—	—
For the year ended October 31, 2008	$10.35	.37	(.74)	(.37)	(.37)	—	—
For the year ended October 31, 2007	$10.49	.37	(.14)	.23	(.37)	—	—
For the year ended October 31, 2006	$10.36	.37	.13	.50	(.37)	—	—
For the year ended October 31, 2005	$10.55	.37	(.19)	.18	(.37)	—	—
For the ten months ended October 31, 2004	$10.52	.30	.04	.34	(.31)	—	—
For the year ended December 31, 2003	$10.44	.40	.07	.47	(.39)	—	—
For the year ended December 31, 2002	$ 9.94	.40	.50	.90	(.40)	—	—

Class B Shares
For the six months ended April 30, 2009 (Unaudited)	$ 9.60	.14	.45	.59	(.14)	—	—
For the year ended October 31, 2008	$10.34	.29	(.74)	(.45)	(.29)	—	—
For the year ended October 31, 2007	$10.48	.29	(.14)	.15	(.29)	—	—
For the year ended October 31, 2006	$10.35	.29	.13	.42	(.29)	—	—
For the year ended October 31, 2005	$10.55	.29	(.20)	.09	(.29)	—	—
For the ten months ended October 31, 2004	$10.52	.24	.03	.27	(.24)	—	—
For the period from January 6, 2003 (commencement of operations) through December 31, 2003
	$10.39	.32	.12	.44	(.31)	—	—

Class C Shares
For the six months ended April 30, 2009 (Unaudited)	$ 9.60	.15	.44	.59	(.14)	—	—
For the year ended October 31, 2008	$10.34	.29	(.74)	(.45)	(.29)	—	—
For the year ended October 31, 2007	$10.48	.30	(.15)	.15	(.29)	—	—
For the year ended October 31, 2006	$10.35	.29	.13	.42	(.29)	—	—
For the year ended October 31, 2005	$10.55	.29	(.20)	.09	(.29)	—	—
For the ten months ended October 31, 2004	$10.52	.24	.03	.27	(.24)	—	—
For the period from January 6, 2003 (commencement of operations) through December 31, 2003
	$10.39	.32	.12	.44	(.31)	—	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

WISCONSIN TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (Continued)

Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets	Portfolio Turnover Rate

(.18)	$10.06	6.62%(c)	$142,768	0.94%(b)	3.71%(b)	1.09%(b)	3.56%(b)	1%(c)
(.37)	$ 9.61	(3.72)%	$143,533	0.95%	3.59%	1.06%	3.49%	9%
(.37)	$10.35	2.24%	$157,899	0.99%	3.56%	1.04%	3.51%	9%
(.37)	$10.49	4.89%	$154,008	1.08%	3.54%	1.08%	3.54%	6%
(.37)	$10.36	1.68%	$150,097	1.09%	3.48%	1.09%	3.48%	8%
(.31)	$10.55	3.26%(b)	$150,891	1.07%(b)	3.50%(b)	1.13%(b)	3.44%(b)	9%(c)
(.39)	$10.52	4.63%	$156,647	1.00%	3.77%	1.07%	3.70%	11%
(.40)	$10.44	9.26%	$145,947	1.10%	4.03%	1.10%	4.03%	8%

(.14)	$10.05	6.23%(c)	$ 3,183	1.69%(b)	2.96%(b)	1.84%(b)	2.81%(b)	1%(c)
(.29)	$ 9.60	(4.43)%	$ 3,319	1.70%	2.84%	1.81%	2.74%	9%
(.29)	$10.34	1.51%	$ 3,562	1.74%	2.81%	1.79%	2.76%	9%
(.29)	$10.48	4.14%	$ 3,630	1.83%	2.79%	1.83%	2.79%	6%
(.29)	$10.35	0.86%	$ 3,535	1.84%	2.73%	1.84%	2.73%	8%
(.24)	$10.55	2.66%(b)	$ 3,683	1.82%(b)	2.75%(b)	1.88%(b)	2.69%(b)	9%(c)
(.31)
	$10.52	4.33%(b)	$ 2,940	1.74%(b)	2.93%(b)	1.85%(b)	2.82%(b)	11%(c)

(.14)	$10.05	6.23%(c)	$ 6,322	1.69%(b)	2.96%(b)	1.84%(b)	2.81%(b)	1%(c)
(.29)	$ 9.60	(4.43)%	$ 6,009	1.70%	2.84%	1.81%	2.74%	9%
(.29)	$10.34	1.51%	$ 6,640	1.74%	2.81%	1.79%	2.76%	9%
(.29)	$10.48	4.14%	$ 4,631	1.83%	2.79%	1.83%	2.79%	6%
(.29)	$10.35	0.87%	$ 4,195	1.84%	2.73%	1.84%	2.73%	8%
(.24)	$10.55	2.66%(b)	$ 3,491	1.82%(b)	2.75%(b)	1.88%(b)	2.69%(b)	9%(c)
(.31)
	$10.52	4.34%(b)	$ 2,736	1.74%(b)	2.94%(b)	1.85%(b)	2.83%(b)	11%(c)

The accompanying notes to financial statements are an integral part of these statements.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

April 30, 2009 (Unaudited)

1.

Significant Accounting Policies —

North Track Funds, Inc. (“North Track”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, is a series company with nine funds: Large Cap Equity Fund, Equity Income Fund (formerly known as the Dow Jones Equity Income 100 Plus Fund), Geneva Growth Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, S&P 100 Index Fund, Wisconsin Tax-Exempt Fund and Cash Reserve Fund (individually a “Fund”, collectively the “Funds”). This Report contains information for all of the Funds, except the Cash Reserve Fund. Information regarding the Cash Reserve Fund is presented in a separate report. The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares.

Each Fund had Class A Shares, Class B Shares (with the exception of Large Cap Equity Fund) and Class C Shares. Class R shares were available for all Funds, except the Wisconsin Tax-Exempt Fund. Each Class represents interests in the same portfolio of investments of each Fund and are substantially the same in all respects, except that the Classes are subject to different sales load structures and 12b-1 fees.

The Financial Statements of North Track Funds, Inc. have been prepared pursuant to the rules and regulations of the SEC for Semi-Annual Reports on Form N-CSR and in accordance with GAAP. Accordingly, these Financial Statements do not include all of the information and footnotes required by GAAP for annual financial statements. These Financial Statements should be read in conjunction with the Financial Statements and Notes in the North Track Funds Annual Report on Form N-CSR for the year ended October 31, 2008.

The Financial Statements are unaudited, but in management’s opinion, include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of such financial statements. Financial results for this interim period are not necessarily indicative of results that may be expected for any other interim period or for the year ending October 31, 2009.

The following is a summary of the significant accounting policies of North Track.

(a)

 Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price as of the close of the New York Stock Exchange. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market are generally valued at the NASDAQ Official Closing Price (“NOCP”). Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the last reported bid quotation.

Long-term fixed income securities are valued daily using quotations provided by an independent pricing service.

Short-term investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by North Track’s Board of Directors. This includes directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a majority of the Wisconsin Tax-Exempt Fund’s securities). Values are determined by the pricing service using methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers and general market conditions.

(b)

Option Transactions

To the extent consistent with their investment objectives, the Large Cap Equity, Equity Income, NYSE Arca Tech 100 Index, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus and S&P 100 Index Funds may employ options strategies designed to hedge protectively against any anticipated adverse movements in the market values of its portfolio securities and to enhance return. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Option contracts are valued daily, and unrealized appreciation or depreciation is recorded. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Whenever a Fund does not own securities underlying an open option position sufficient to cover the position, or when a Fund has sold a put, the Fund will maintain in a segregated account with its custodian, cash or securities sufficient to cover the exercise price, or with respect to index options, the market value of the open position.

There were no option contracts purchased or sold by any of the Funds during the six months ended April 30, 2009.

(c)

Futures Contracts

The Large Cap Equity, Equity Income, NYSE Arca Tech 100 Index, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus and S&P 100 Index Funds may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts include an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued at their quoted daily settlement prices.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

(d)

Security Transactions

Security transactions are recorded on a trade date basis. Interest income is recognized on an accrual basis. Discounts (including both original and market discounts) and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Acquisition discount assumes a constant accretion to the expected maturity date. Dividend income is recorded on the ex-dividend date.

(e)

Net Realized Gains and Losses

Net realized gains and losses on securities sales (including options and futures) are computed on the identified cost basis. Distributions received from long-term capital gains of registered investment companies are recorded as realized gain on investments. Total net realized gains (losses) on investments for the six months ended April 30, 2009, were comprised of the following:

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009 (Unaudited)

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax– Exempt
Net realized gains (losses) on investments	$(1,072,121)	$(3,483,119)	$(5,508,182)	$(11,457,906)	$(550,001)	$(10,796,174)	$782,268	$(57,383)
Total net realized gains (losses) on investments	$(1,072,121)	$(3,483,119)	$(5,508,182)	$(11,457,906)	$(550,001)	$(10,796,174)	$782,268	$(57,383)

Net Realized Gains and Losses October 31, 2008

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax– Exempt
Net realized gains (losses) on investments	$(816,029)	$(5,575,131)	$(9,769,687)	$(12,465,460)	$2,084,200	$(4,640,165)	$424,698	$39,356
Net realized (losses) on futures	––	––	––	(317,655)	––	––	(222,118)	––
Total net realized gains (losses) on investments..	$(816,029)	$(5,575,131)	$(9,769,687)	$(12,783,115)	$2,084,200	$(4,640,165)	$202,580	$39,356

(f)

Federal Income Taxes

Provision has not been made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As of October 31, 2008, the Fund’s most recent fiscal year end, the net capital loss carryovers noted below are available to offset future realized capital gains and thereby reduce future capital gains distributions:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Financial 100 Plus	Wisconsin Tax-Exempt
Expiration
2009	$—	$—	$—	$—	$—	$1,235,804
2010	—	—	—	—	—	—
2011	—	—	—	161,205	—	—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	59,806,748	—	—
2015	16,755	—	—	38,357,084	—	—
2016	747,348	5,433,932	8,991,414	14,282,342	4,326,192
	$764,103	$5,433,932	$8,991,414	$112,607,379	$4,326,192	$1,235,804

In 2008, the Wisconsin Tax-Exempt Fund used $39,356 of capital loss carryover. In addition, the Wisconsin Tax-Exempt Fund had $743,059 of capital loss carry forward expire during the current year.

At October 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus
Undistributed ordinary income	$51,812	$—	$—	$—	$75,029
Undistributed tax-exempt income	—	—	—	—	—
Accumulated long-term capital gains	—	—	—	—	2,137,606
Accumulated earnings	51,812	—	—	—	2,212,635
Accumulated Capital and Other Losses	(764,101)	(5,435,151)	(8,991,413)	(112,607,375)	—
Net Unrealized Appreciation (Depreciation) on Investments	(2,145,962)	(4,404,910)	6,092,887	(38,055,535)	2,310,593
Total Accumulated Earnings (Deficit)	$(2,858,251)	$(9,840,061)	$(2,898,526)	$(150,662,910)	$4,523,228

	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax-Exempt
Undistributed ordinary income	$506,690	$1,202,465	$11,157
Undistributed tax-exempt income	—	—	125,509
Accumulated long-term capital gains	—	291,059	—
Accumulated earnings	506,690	1,493,524	136,666
Accumulated Capital and Other Losses	(4,326,192)	—	(1,235,804)
Net Unrealized Appreciation (Depreciation) on Investments	(8,563,298)	18,784,265	(9,180,130)
Total Accumulated Earnings (Deficit)	$(12,382,800)	$20,277,789	$(10,279,268)

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales.

During the period ended October 31, 2008, the tax character of distributions paid were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus
Ordinary Income	$34,687	$765,646	$—	$—	$250,542
Long-Term Capital Gains	$—	$1,216,630	$13,425,999	$—	$3,204,275

	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax-Exempt
Ordinary Income	$841,871	$1,883,458	$5,894,078
Long-Term Capital Gains	$3,683,172	$2,673,665	$—

The character of distributions made during the periods from net investment income or net realized gains may differ from the characterization for federal tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes, such as the classification of short term capital gains. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature and have no effect on net asset value or net asset value per share.

At October 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus
Undistributed ordinary income	$30,444	$—	$—	$—	$250,542
Undistributed long-term capital gains	—	1,216,629	13,425,995	—	3,204,275
Accumulated earnings	30,444	1,216,629	13,425,995	—	3,454,817
Accumulated Capital and Other Losses	(16,755)	—	—	(98,325,037)	—
Net Unrealized Appreciation (Depreciation) on Investments	99,294	3,667,448	78,680,820	73,260,660	17,102,456
Total Accumulated Earnings (Deficit)	$112,983	$4,884,077	$92,106,815	$(25,064,377)	$20,557,273

	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax-Exempt
Undistributed ordinary income	$641,059	$1,498,590	$138,382
Undistributed long-term capital gains	3,683,173	2,673,646	—
Accumulated earnings	4,324,232	4,172,236	138,382
Accumulated Capital and Other Losses	—	—	(2,018,219)
Net Unrealized Appreciation (Depreciation) on Investments	11,239,985	68,204,710	3,026,124
Total Accumulated Earnings (Deficit)	$15,564,217	$72,376,946	$1,146,287

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales.

During the period ended October 31, 2007, the tax character of distributions paid were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus
Ordinary Income	$—	$1,208,969	$—	$—	$—
Long-Term Capital Gains	$—	$554,797	$939,043	$—	$—

	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax-Exempt
Ordinary Income	$737,171	$1,619,621	$5,781,133
Long-Term Capital Gains	$1,128,620	$237,013	$—

The character of distributions made during the periods from net investment income or net realized gains may differ from the characterization for federal tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes.

Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g)

Expenses

Expenses associated with a specific Fund are charged to that Fund. Common expenses are allocated between the Funds based upon the ratio of the net assets of each Fund to the combined net assets of the Funds, or other equitable means.

Expenses directly attributable to a Class of shares, which presently only include 12b-l distribution and service fees, are recorded to the specific Class.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009 (Unaudited)

(h)

Distributions to Shareholders

Dividends from net investment income are accrued daily and paid monthly for the Wisconsin Tax-Exempt Fund. Dividends from net investment income, if any, are declared and paid annually for the Large Cap Equity Fund, Geneva Growth Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund and S&P 100 Index Fund and declared and paid quarterly for the Equity Income Fund. Distributable net capital gains, if any, are declared and distributed at least annually.

(i)

Organization and Offering Costs

Organization costs consist of costs incurred to establish Funds and enable them legally to do business. The Funds expense organization costs as incurred. Fees related to preparing the Funds’ initial registration statement are offering costs. Offering costs are accounted for as a deferred charge and are amortized to expense over twelve months on a straight-line basis.

(j)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(k)

New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, and are to be applied to all open tax years as of the date of effectiveness. FIN 48 was adopted in fiscal year 2007 by the Large Cap Equity Fund because this fund commenced operations after December 15, 2006. All Funds other than Large Cap Equity Fund adopted FIN 48 on April 30, 2008 for the fiscal year ended October 31, 2008. Management has reviewed all of the tax positions taken by the Fund and has concluded that all tax positions satisfy the “more-likely-than-not” threshold. Consequently the Funds have not recorded a liability for unrecognized tax benefits as of April 30, 2009. At April 30, 2009, the tax years October 31, 2006 through October 31, 2008 remain open to examinations by the Fund’s major tax jurisdictions. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities
Valuation Inputs	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax–Exempt
Level 1 - Quoted Prices	$5,786,174	$16,062,920	$161,849,742	$169,889,931	$16,394,380	$8,078,442	$58,037,285	$32,516
Level 2 - Other Significant Observable Inputs	––	––	––	––	––	––	––	150,634,521
Level 3 - Significant Unobservable Inputs	––	––	––	––	––	––	––	––
Total	$5,786,174	$16,062,920	$161,849,742	$169,889,931	$16,394,380	$8,078,442	$58,037,285	$150,667,037

In April 2009, FASB Staff Position 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly, was issued and is effective for periods ending after June 15, 2009. FASB Staff Position 157-4 is intended to provide additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements, when the volume and level of activity for the asset or liability have significantly decreased. This FASB Staff Position also provides guidance on identifying circumstances that indicate a transaction is not orderly. At this point, management is evaluating the implications of FASB Staff Position 157-4 and the impact, if any, on the Fund’s financial statements.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009 (Unaudited)

In March 2008 the FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements disclosures.

2.

Investment Advisory Agreement and Other Transactions with Related Parties —

North Track has entered into an Investment Advisory Agreement (the”Agreement”) with Ziegler Capital Management, LLC (“ZCM”) to serve as the investment advisor for all the Funds. ZCM is a wholly owned subsidiary of The Ziegler Companies, Inc. Certain Officers and Directors of North Track are affiliated with ZCM.

Under the Agreement, the Large Cap Equity Fund pays ZCM a monthly fee based on the Fund’s average daily net assets at an annual rate of .75% of the first $250,000,000 of the Fund’s average daily net assets, .70% of the next $250,000,000, and .65% on the average daily net assets in excess of $500,000,000. ZCM has contractually commited to wave fees and/or expenses through February 28, 2010, so that operating expenses during the period will not exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.90% for Class R shares. ZCM reimbursed the Large Cap Equity Fund $36,862 during the period ended April 30, 2009.

Under the Agreement, the Equity Income Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund, each pay ZCM a monthly fee at an annual rate of .55% of the first $100,000,000 of such Fund’s average daily net assets, .50% of the next $400,000,000, and .45% of average daily net assets in excess of $500,000,000. ZCM has contractually committed to waive fees and/or reimburse expenses through February 28, 2010, so that annual operating expenses during this period will not exceed 1.35% for Class A shares, 2.10% for Class B and C shares and 1.85% for Class R shares for the Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund. ZCM has also contractually committed to waive fees and/or reimburse expenses through February 28, 2009 for the Equity Income Fund, so that operating expenses during this period will not exceed 1.15% for Class A shares, 1.90% for Class B and C shares and 1.65% for Class R shares. For the six months ended April 30, 2009, ZCM reimbursed the Dow Jones U.S. Health Care 100 Plus Fund, the Dow Jones U.S. Financial 100 Plus Fund, and the Equity Income Fund $85,847, $86,919 and $95,846, respectively.

Under the Agreement, the Geneva Growth Fund pays ZCM a monthly fee based on the Fund’s average daily net assets at an annual rate of .75% of the first $250,000,000 of the Fund’s average daily net assets, .70% of the next $250,000,000, and .65% on the average daily net assets in excess of $500,000,000. Under a Sub-Advisory Agreement, ZCM has retained Geneva Capital Management, Ltd. (“Geneva”) to manage the Geneva Growth Fund. ZCM, in turn, pays Geneva 50% of the fee paid by the Geneva Growth Fund.

Under the Agreement, the NYSE Arca Tech 100 Index Fund pays ZCM a monthly fee at an annual rate of .50% of the first $50,000,000 of the Fund’s average daily net assets, .30% of the next $200,000,000, .25% of the next $250,000,000, and .20% of average daily net assets in excess of $500,000,000.

Under the Agreement, the S&P 100 Index Fund pays ZCM a monthly fee at an annual rate of .575% of the first $20,000,000 of the Fund’s average daily net assets, .45% of the next $30,000,000, .40% of the next $50,000,000, .35% of the next $400,000,000 and .30% of average daily net assets over $500,000,000. Effective August 19, 2005, ZCM has voluntarily committed to reimburse expenses in the amount of 0.10% of average daily net assets. For the six months ended April 30, 2009, ZCM reimbursed the S&P 100 Index Fund $30,251.

Under the Agreement, the Wisconsin Tax-Exempt Fund pays ZCM a monthly fee at an annual rate of .50% of the first $250,000,000 of the Fund’s average daily net assets, and .40% of the Fund’s average daily net assets in excess of $250,000.000. ZCM has contractually committed to reimburse expenses in the amount of 0.15% of average daily net assets through February 28, 2010. For the period ended April 30, 2009, ZCM reimbursed the Wisconsin Tax-Exempt Fund $113,704.

B.C. Ziegler and Company (“BCZ”), a wholly owned subsidiary of The Ziegler Companies, Inc., provides administration and fund accounting services to the North Track Funds. Under the Administration Agreements, each Fund pays BCZ a monthly fee based on .10% of the Funds’ average daily net assets through February 28, 2010.

Under the Accounting Agreement, each Fund pays BCZ a $13,000 annual fee, plus .05% annually of the first $100 million of average daily net assets, .03% of the next $100 million of average daily net assets and .01% of the next $300 million of average daily net assets. There is no additional charge for assets in excess of $500 million.

The fees incurred by the Funds for the administration and the accounting services for the six months ended April 30, 2009 are stated separately in the Statement of Operations. Other expenses included in the Statement of Operations include $13,706, which is the Funds’ portion of compliance related costs.

North Track has approved a Rule 12b-1 Distribution Plan (the “Plan”) with respect to Class A, Class B, Class C and Class R shares pursuant to the 1940 Act and has entered into a Distribution Agreement with BCZ. Accordingly, the Funds make payments to BCZ at an annual rate of .25% of Class A average daily net assets, 1.00% of Class B and Class C average daily net assets and 0.75% of Class R average daily net assets pursuant to the plan. The payments provide compensation for distribution and servicing expense which include, but are not limited to, payments to broker-dealers that have entered into sales agreements with respect to shares of the Funds. Fees incurred by the Funds under the Plan during the six month period ended April 30, 2009 are reflected in the Statements of Operations.

The net amount of sales charges deducted from the proceeds of the sale or redemption of capital shares which were retained by BCZ or paid to an affiliated broker-dealer for the six month period ended April 30, 2009 was as follows:

	Contingent Deferred Sales Charge	Underwriter Commission	Dealer Commission
Large Cap Equity Fund	$955	$64	$328
Equity Income Fund	628	501	747
Geneva Growth Fund	2,237	4,111	10,612
NYSE Arca Tech 100 Index Fund	719	3,036	2,768
Dow Jones U.S. Health Care 100 Plus Fund	264	410	648
Dow Jones U.S. Financial 100 Plus Fund	459	549	153
S&P 100 Index Fund	327	872	1,816
Wisconsin Tax-Exempt Fund	8,953	8,770	5,259
Total	$14,542	$18,313	$22,331

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009 (Unaudited)

3.

Investment Transactions —

Purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2009 aggregated, were as follows:

	Purchases at Cost	Proceeds from Sales
Large Cap Equity	$1,740,582	$2,220,609
Equity Income Fund	3,502,411	4,951,441
Geneva Growth Fund	34,009,311	20,063,816
NYSE Arca Tech 100 Index Fund	9,538,495	38,974,290
Dow Jones U.S. Health Care 100 Plus Fund	4,253,508	17,397,064
Dow Jones U.S. Financial 100 Plus Fund	3,182,201	8,171,917
S&P 100 Index Fund	10,673,699	17,848,801
Wisconsin Tax-Exempt Fund	1,949,200	4,074,664

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities (for Federal Income tax purposes) as of April 30, 2009, were as follows:

	Large Cap Equity	Equity Income	Geneva Growth	NYSE Arca Tech 100 Index	Dow Jones U.S. Health Care 100 Plus	Dow Jones U.S. Financial 100 Plus	S&P 100 Index	Wisconsin Tax– Exempt
Unrealized appreciation	$110,441	$391,539	$25,277,137	$36,452,763	$3,601,168	$828,948	$20,848,585	$3,273,751
Unrealized depreciation	(1,704,881)	(4,343,435)	(11,573,448)	(54,990,855)	(2,234,754)	(5,502,939)	(11,300,996)	(5,474,791)
Net Unrealized appreciation / (depreciation)	$(1,594,440)	$(3,951,896)	$13,703,689	$(18,538,092)	$1,366,414	$(4,673,991)	$9,547,589	$(2,201,040)
Cost of investments	$7,342,003	$19,815,543	$145,613,062	$187,994,534	$14,980,056	$12,593,775	$48,376,924	$150,740,561

4.

Line of Credit —

North Track has a line of credit of $15,000,000. Each Fund’s borrowings, by investment restriction, cannot exceed 10% of the total net assets excluding the borrowed amounts. Interest expense incurred by each Fund in connection with such borrowings was not material during the period. Borrowings under this arrangement bear interest approximating the then current prime rate. North Track pays a commitment fee of 30 basis points per annum on the unused portion of the line. The commitment fee is allocated based on average net assets of the Funds. Each Fund’s policies allow borrowings only for temporary or emergency purposes. Total available capacity under the North Track line of credit was $15,000,000 at April 30, 2009. The average interest rate paid on outstanding borrowings was 3.25% for the six month period ended April 30, 2009.

5.

 Securities Lending —

The Funds may lend securities in order to earn additional income. Each Fund receives initial collateral in the form of cash or U.S. Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. North Track also continues to receive interest or dividends on the securities loaned. The cash collateral is invested in cash equivalents authorized by the Funds. The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government; securities meeting pre-established rating criteria or qualified money market portfolios. Invested collateral must also meet maturity requirements. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be attributed to the Funds that loaned the securities. As with other extensions of credit, there is a risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems credit worthy.

As of April 30, 2009 there were no securities on loan.

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009 (Unaudited)

6.

Capital Share Transactions —

(a)

North Track has authorized common stock of 10 billion shares with a par value of $.001 per share. Its shares are currently divided into nine series: Large Cap Equity Fund, Equity Income Fund, Geneva Growth Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, S&P 100 Index Fund, Wisconsin Tax-Exempt Fund and Cash Reserve Fund. Each Fund (other than the Cash Reserve Fund) has designated Class A (front-end load) shares. In addition, each Fund (other than the Large Cap Equity Fund) has designated Class B (contingent deferred sales charge) shares, Class C (contingent deferred sales charge) shares and with the exception of the Wisconsin Tax-Exempt Fund and the Cash Reserve Fund, each Fund has also designated Class R shares. The authorized shares of common stock may be allocated to any of the above Funds or to new funds as determined by the Board of Directors. The shares of each Fund have equal rights and privileges with all other shares of that Fund.

(b)

Capital share activity during the six-month period ended April 30, 2009, was as follows:

							NYSE Arca
Class A Shares	Large Cap Equity		Equity Income		Geneva Growth		Tech 100 Index
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months ended April 30, 2009
Shares issued	64,222	$371,894	230,238	$1,319,813	2,861,016	$34,975,051	601,516	$10,466,203
Shares issued in distributions	10,709	66,715	27,395	167,148	––	––	––	––
Shares redeemed	(122,159)	(710,986)	(341,323)	(2,060,332)	(2,281,376)	(27,382,234)	(1,507,058)	(25,413,577)
Net increase(decrease)	(47,228)	$(272,377)	(83,690)	$(573,371)	579,640	$7,592,817	(905,542)	$(14,947,374)

	Dow Jones U.S.		Dow Jones U.S.				Wisconsin
Class A Shares	Health Care 100 Plus		Financial 100 Plus		S&P 100 Index		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months ended April 30, 2009
Shares issued	51,300	$440,089	128,738	$497,773	104,176	$2,357,768	571,578	$5,603,656
Shares issued in distributions	86,643	741,190	48,193	209,635	66,027	1,502,925	188,087	1,853,479
Shares redeemed	(296,003)	(2,428,509)	(356,700)	(1,345,713)	(386,816)	(8,377,913)	(1,504,865)	(14,753,068)
Net increase(decrease)	(158,060)	$(1,247,230)	(179,769)	$(638,305)	(216,613)	$(4,517,220)	(745,200)	$(7,295,933)

					NYSE Arca
Class B Shares	Equity Income		Geneva Growth		Tech 100 Index
	Shares	Amount	Shares	Amount	Shares	Amount
Six Months ended April 30, 2009
Shares issued	34,316	$195,268	29,835	$324,590	22,543	$356,222
Shares issued in distributions	3,645	21,682	––	––	––	––
Shares redeemed	(81,509)	(501,561)	(117,820)	(1,308,477)	(260,523)	(4,115,518)
Net increase(decrease)	(43,548)	$(284,611)	(87,985)	$(983,887)	(237,980)	$(3,759,296)

	Dow Jones U.S.		Dow Jones U.S.				Wisconsin
Class B Shares	Health Care 100 Plus		Financial 100 Plus		S&P 100 Index		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months ended April 30, 2009
Shares issued	18,486	$139,965	28,194	$107,659	9,429	$203,160	3,022	$30,026
Shares issued in distributions	38,560	311,181	9,866	43,213	2,904	65,550	2,539	24,999
Shares redeemed	(121,947)	(977,911)	(81,359)	(323,322)	(85,925)	(1,881,284)	(34,637)	(339,112)
Net increase(decrease)	(64,901)	$(526,765)	(43,299)	$(172,450)	(73,592)	$(1,612,574)	(29,076)	$(284,087)

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009 (Unaudited)

							NYSE Arca
Class C Shares	Large Cap Equity		Equity Income		Geneva Growth		Tech 100 Index
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months ended April 30, 2009
Shares issued	18,571	$112,653	26,086	$155,446	84,657	$984,201	12,971	$212,005
Shares issued in distributions	736	4,596	5,406	32,688	––	––	––	––
Shares redeemed	(48,070)	(280,985)	(132,067)	(820,775)	(188,021)	(2,084,659)	(208,920)	(3,309,502)
Net increase(decrease)	(28,763)	$(163,736)	(100,575)	$(632,641)	(103,364)	$(1,100,458)	(195,949)	$(3,097,497)

	Dow Jones U.S.		Dow Jones U.S.				Wisconsin
Class C Shares	Health Care 100 Plus		Financial 100 Plus		S&P 100 Index		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months ended April 30, 2009
Shares issued	12,726	$98,539	30,403	$124,942	4,067	$91,335	103,222	$1,027,035
Shares issued in distributions	52,032	420,418	17,211	74,694	1,702	38,435	5,749	56,546
Shares redeemed	(367,160)	(2,819,254)	(277,986)	(931,088)	(34,914)	(720,276)	(105,909)	(1,031,984)
Net increase(decrease)	(302,402)	$(2,300,297)	(230,372)	$(731,452)	(29,145)	$(590,506)	3,062	$51,597

Class F Shares*	NYSE Area		Dow Jones U.S.		Dow Jones U.S.
	Tech 100 Index		Health Care 100 Plus		Financial 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount
Six Months ended April 30, 2009
Shares issued	8,758	$150,000	17,341	$150,000	391,355	$1,810,993
Shares issued in distributions	—	—	—	—	—	—
Shares redeemed	(425,645)	(7,196,051)	(917,581)	(7,471,843)	(1,501,282)	(4,826,235)
Net increase(decrease)	(416,887)	$(7,046,051)	(900,240)	$(7,321,843)	(1,109,927)	$(3,015,242)

*On March 20, 2009 Class F Shares were fully liquidated and the share class closed.
					NYSE Arca
Class R Shares	Equity Income		Geneva Growth		Tech 100 Index
	Shares	Amount	Shares	Amount	Shares	Amount
Six Months ended April 30, 2009
Shares issued	3,614	$21,410	20,875	$243,811	5,315	$89,191
Shares issued in distributions	263	1,611	––	––	––	––
Shares redeemed	(499)	(3,045)	(7,249)	(87,235)	(5,027)	(88,366)
Net increase(decrease)	3,378	$19,976	13,626	$156,576	288	$825

	Dow Jones U.S.		Dow Jones U.S.
Class R Shares	Health Care 100 Plus		Financial 100 Plus		S&P 100 Index
	Shares	Amount	Shares	Amount	Shares	Amount
Six Months ended April 30, 2009
Shares issued	3,698	$29,947	10,632	$38,211	2,881	$63,001
Shares issued in distributions	1,402	11,809	144	639	268	6,065
Shares redeemed	(7,163)	(56,978)	(8,180)	(28,736)	(3,670)	(69,399)
Net increase(decrease)	(2,063)	$(15,222)	2,596	$10,114	(521)	$(333)

Capital share activity during the year ended October 31, 2008, was as follows:

							NYSE Arca
Class A Shares	Large Cap Equity		Equity Income		Geneva Growth		Tech 100 Index
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2008
Shares issued	696,910	$6,617,861	325,034	$3,291,229	3,255,151	$59,027,178	2,479,297	$62,031,230
Shares issued in distributions	2,971	29,324	111,652	1,165,283	521,214	10,387,789	––	––
Shares redeemed	(100,495)	(881,530)	(1,044,363)	(10,647,331)	(3,681,870)	(66,688,185)	(3,598,815)	(85,970,551)
Net increase(decrease)	599,386	$5,765,655	(607,677)	$(6,190,819)	94,495	$2,726,782	(1,119,518)	$(23,939,321)

	Dow Jones U.S.		Dow Jones U.S.				Wisconsin
Class A Shares	Health Care 100 Plus		Financial 100 Plus		S&P 100 Index		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2008
Shares issued	149,861	$1,754,551	454,558	$4,053,452	293,501	$10,103,122	2,323,470	$23,704,708
Shares issued in distributions	86,799	1,095,402	137,876	1,406,333	98,125	3,725,818	392,824	3,981,841
Shares redeemed	(608,193)	(7,106,887)	(574,175)	(5,130,056)	(987,571)	(31,815,941)	(3,028,663)	(30,629,842)
Net increase(decrease)	(371,533)	$(4,256,934)	18,259	$329,729	(595,945)	$(17,987,001)	(312,369)	$(2,943,293)

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009 (Unaudited)

					NYSE Arca		Dow Jones U.S.
Class B Shares	Equity Income		Geneva Growth		Tech 100 Index		Health Care 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2008
Shares issued	38,855	$405,645	57,061	$994,426	32,696	$767,002	51,785	$586,864
Shares issued in distributions	28,311	298,967	46,594	866,642	––	––	38,136	458,770
Shares redeemed	(361,707)	(3,590,223)	(316,427)	(5,373,474)	(1,018,623)	(23,355,287)	(233,194)	(2,537,329)
Net increase(decrease)	(294,541)	$(2,885,611)	(212,772)	$(3,512,406)	(985,927)	$(22,588,285)	(143,273)	$(1,491,695)

	Dow Jones U.S.				Wisconsin
Class B Shares	Financial 100 Plus		S&P 100 Index		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2008
Shares issued	37,389	$329,271	8,877	$301,971	27,314	$279,292
Shares issued in distributions	50,773	517,887	10,421	389,442	5,618	6,884
Shares redeemed	(174,089)	(1,575,898)	(278,198)	(9,377,864)	(31,470)	(318,947)
Net increase(decrease)	(85,927)	$(728,740)	(258,900)	$(8,686,451)	1,462	$17,229

							NYSE Arca
Class C Shares	Large Cap Equity		Equity Income		Geneva Growth		Tech 100 Index
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2008
Shares issued	83,326	$748,845	80,295	$796,562	212,465	$3,638,755	31,879	$746,294
Shares issued in distributions	470	4,647	28,459	298,124	62,216	1,171,537	––	––
Shares redeemed	(15,407)	(133,292)	(155,358)	(1,528,619)	(191,432)	(3,205,654)	(271,828)	(6,291,662)
Net increase(decrease)	68,389	$620,200	(46,604)	$(433,933)	83,249	$1,604,638	(239,949)	$(5,545,368)

	Dow Jones U.S.		Dow Jones U.S.				Wisconsin
Class C Shares	Health Care 100 Plus		Financial 100 Plus		S&P 100 Index		Tax-Exempt
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2008
Shares issued	36,203	$421,945	63,822	$547,924	7,598	$259,766	144,068	$1,463,956
Shares issued in distributions	47,389	570,561	73,977	749,385	2,881	108,268	13,309	134,639
Shares redeemed	(233,589)	(2,599,811)	(238,559)	(2,121,845)	(35,681)	(1,217,811)	(173,113)	(1,719,898)
Net increase(decrease)	(149,997)	$(1,607,305)	(100,760)	$(824,536)	(25,202)	$(849,777)	(15,736)	$(121,303)

	NYSE Arca		Dow Jones U.S.		Dow Jones U.S.
Class F Shares	Tech 100 Index		Health Care 100 Plus		Financial 100 Plus
	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2008
Shares issued	––	$––	––	$––	436,273	$4,380,186
Shares redeemed	(284,717)	(7,246,260)	(518,420)	(6,149,038)	(565,281)	(5,032,959)
Net increase(decrease)	(284,717)	$(7,246,260)	(518,420)	$(6,149,038)	(129,008)	$(652,773)

					NYSE Arca
Class R Shares	Equity Income		Geneva Growth		Tech 100 Index
	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2008
Shares issued	6,495	$62,932	14,873	$265,381	10,369	$251,748
Shares issued in distributions	648	6,749	3,934	77,459	––	––
Shares redeemed	(4,112)	(38,259)	(28,621)	(515,026)	(8,103)	(198,885)
Net increase(decrease)	3,031	$31,422	(9,814)	$(172,186)	2,266	$52,863

	Dow Jones U.S.		Dow Jones U.S.
Class R Shares	Health Care 100 Plus		Financial 100 Plus		S&P 100 Index
	Shares	Amount	Shares	Amount	Shares	Amount
Year ended October 31, 2008
Shares issued	4,947	$54,228	10,131	$80,691	6,396	$218,227
Shares issued in distributions	1,147	14,328	1,934	19,513	210	7,919
Shares redeemed	(7,224)	(80,547)	(7,301)	(60,943)	(3,780)	(135,596)
Net increase(decrease)	(1,130)	$(11,991)	4,764	$39,261	2,826	$90,550

NORTH TRACK FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2009 (Unaudited)

(c)

For the Large Cap Equity, Equity Income, Geneva Growth, NYSE Arca Tech 100 Index, Dow Jones U.S. Health Care 100 Plus, Dow Jones U.S. Financial 100 Plus and S&P 100 Index Funds, the maximum offering price per Class A Share is computed based on a maximum front-end sales charge of 5.25% of the offering price or 5.54% of the net asset value. For the purpose of this computation, the offering price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 94.75.

For the Wisconsin Tax-Exempt Fund, the maximum offering price per Class A share is computed based on a maximum front-end sales charge of 3.50% of the offering price or 3.62% of the net asset value. For this Fund, the offering price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

7.

Futures Contracts —

None of the Fund’s had futures contract activity during the six month period ended April 30, 2009.

8.

Affiliated Securities —

The NYSE Arca Tech 100 Index Fund invested in the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF, which may have been deemed to be under common control.  On December 26, 2008, the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF was liquidated.

A summary of the transactions with the Ziegler Exchange Traded Trust NYSE Arca Tech 100 ETF during the six months ended April 30, 2009 follows:

Underling Affiliated Fund	Balance of Shares Held at 10/31/08	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/09	Value at 4/30/09	Realized (Loss)	Distributions Received
Ziegler Exchange Traded Fund NYSE Arca Tech 100 ETF	6,000	0	6,000	0	$ ––	$(61,381)	$0

9.

Subsequent Event —

On May 22, 2009, the shareholders approved the reorganization of the Fund’s to HighMark Funds, a Massachusetts business trust. Specifically, stockholders of the Dow Jones U.S. Health Care 100 Plus Fund approved the reorganization of the Dow Jones U.S. Health Care 100 Plus Fund into HighMark Large Cap Growth Fund; stockholders of the Dow Jones U.S. Financial 100 Plus Fund approved the reorganization of the Dow Jones U.S. Financial 100 Plus Fund into HighMark Large Cap Value Fund; stockholders of the S&P 100 Index Fund approved the reorganization of the S&P 100 Index Fund into HighMark Value Momentum Fund; and stockholders of the Large Cap Equity Fund approved the reorganization of the Large Cap Equity Fund into HighMark Value Momentum Fund.

Stockholders of the Equity Income Fund approved the reorganization of the Equity Income Fund into HighMark Equity Income Fund; stockholders of the Geneva Growth Fund approved the reorganization of the Geneva Growth Fund into HighMark Geneva Growth Fund; stockholders of the NYSE Arca Tech 100 Index Fund approved the reorganization of the NYSE Arca Tech 100 Index Fund into HighMark NYSE Arca Tech 100 Index Fund; and stockholders of the Wisconsin Tax-Exempt Fund approved the reorganization of the Wisconsin Tax-Exempt Fund into HighMark Wisconsin Tax-Exempt Fund.

The reorganization commenced effective as of the opening of the market on June 8, 2009.

10.

Liquidation of the Strategic Allocation Fund —

On March 25, 2009 at a special meeting of stockholders, the stockholders of the North Track Strategic Allocation Fund (the “Strategic Allocation Fund”) approved a Board of Directors approved Plan of Liquidation for the Strategic Allocation Fund to sell all of its portfolio securities and distribute the net proceeds to the stockholders of the Fund on the date the liquidation is completed.  The Strategic Allocation Fund was liquidated and proceeds distributed to shareholders on March 27, 2009.

The Strategic Allocation Fund invested in Class F shares of each of the Underlying Funds, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Healthcare 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund, which were available only for investment by the Strategic Allocation Fund.  With the liquidation of the Strategic Allocation Fund, the Class F shares were sold back to the respective Underlying funds and the Class F share class closed.

NORTH TRACK FUNDS, INC.
EXPENSE INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of the North Track Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

For each Fund class, the first line of the table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical for Comparison Purposes

For each Fund class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08-4/30/09*
Large Cap Equity Fund **
Class A
Actual	$1,000.00	$ 927.40	$ 6.69
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$ 7.00
Class C
Actual	$1,000.00	$ 923.00	$10.20
Hypothetical (5% return before expenses)	$1,000.00	$1,014.18	$10.69

*   Expenses are equal to the annualized expense ratio for each class (A: 1.40%; C: 2.14%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period. Fund inception May 1, 2007.

** The Large Cap Equity Fund is authorized to sell Class R shares; however as of April 30, 2009, no Class R shares had been sold. Because no Class R shares had been sold, no expense information was available for these classes, and therefore, Class R shares are excluded for the Expense Example for the Large Cap Equity Fund.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08- 4/30/09*
Equity Income Fund ***
Class A
Actual	$1,000.00	$ 860.60	$5.31
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class B
Actual	$1,000.00	$ 857.80	$8.75
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class C
Actual	$1,000.00	$ 857.10	$8.75
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class R
Actual	$1,000.00	$ 858.30	$7.56
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.20

*   Expenses are equal to the annualized expense ratio for each class (A: 1.15%; B: 1.90%; C: 1.90; R: 1.64%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

NORTH TRACK FUNDS, INC.
EXPENSE INFORMATION (Unaudited) (Continued)

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08- 4/30/09*
Geneva Growth Fund
Class A
Actual	$1,000.00	$1,003.00	$ 7.55
Hypothetical (5% return before expenses)	$1,000.00	$1,017.26	$ 7.60
Class B
Actual	$1,000.00	$ 999.20	$11.20
Hypothetical (5% return before expenses)	$1,000.00	$1,013.59	$11.28
Class C
Actual	$1,000.00	$ 999.20	$11.20
Hypothetical (5% return before expenses)	$1,000.00	$1,013.59	$11.28
Class R
Actual	$1,000.00	$1,000.00	$ 9.97
Hypothetical (5% return before expenses)	$1,000.00	$1,014.83	$10.04

*   Expenses are equal to the annualized expense ratio for each class (A: 1.52%; B: 2.26%; C: 2.26%; R: 2.01%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08- 4/30/09*
NYSE Arca Tech 100 Index Fund
Class A
Actual	$1,000.00	$1,039.40	$ 6.98
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$ 6.90
Class B
Actual	$1,000.00	$1,035.70	$10.70
Hypothetical (5% return before expenses)	$1,000.00	$1,014.28	$10.59
Class C
Actual	$1,000.00	$1,035.70	$10.70
Hypothetical (5% return before expenses)	$1,000.00	$1,014.28	$10.59
Class R
Actual	$1,000.00	$1,036.70	$ 9.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$ 9.27

*   Expenses are equal to the annualized expense ratio for each class (A: 1.38%; B: 2.12%; C: 2.12%; R: 1.85%) multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08- 4/30/09*
Dow Jones U.S. Health Care 100 Plus Fund
Class A
Actual	$1,000.00	$ 917.40	$6.42
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$ 6.76
Class B
Actual	$1,000.00	$ 913.60	$ 9.96
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	$10.49
Class C
Actual	$1,000.00	$ 913.70	$ 9.96
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	$10.49
Class R
Actual	$1,000.00	$ 913.90	$ 8.78
Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$ 9.25

*   Expenses are equal to the annualized expense ratio for each class (A: 1.35%; B: 2.10%; C: 2.10%; R: 1.85%) multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

NORTH TRACK FUNDS, INC.
EXPENSE INFORMATION (Unaudited) (Continued)

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08- 4/30/09*
Dow Jones U.S. Financial 100 Plus Fund
Class A
Actual	$1,000.00	$ 728.30	$ 5.79
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$ 6.76
Class B
Actual	$1,000.00	$ 725.50	$ 8.94
Hypothetical (5% return before expenses)	$1,000.00	$1,014.43	$10.44
Class C
Actual	$1,000.00	$ 726.20	$ 8.99
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	$10.49
Class R
Actual	$1,000.00	$ 727.40	$ 7.88
Hypothetical (5% return before expenses)	$1,000.00	$1,015.67	$ 9.20

*   Expenses are equal to the annualized expense ratio for each class (A: 1.35%; B: 2.09%; C: 2.10%; R: 1.84%) multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08- 4/30/09*
S&P 100 Index Fund
Class A
Actual	$1,000.00	$ 892.80	$ 7.04
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$ 7.50
Class B
Actual	$1,000.00	$ 889.60	$10.49
Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18
Class C
Actual	$1,000.00	$ 889.80	$10.50
Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18
Class R
Actual	$1,000.00	$ 890.60	$ 9.38
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$ 9.99

*   Expenses are equal to the annualized expense ratio for each class (A: 1.50%; B: 2.24%; C: 2.24%; R: 2.00%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period 11/1/08- 4/30/09*
Wisconsin Tax-Exempt Fund
Class A
Actual	$1,000.00	$1,066.20	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
Class B
Actual	$1,000.00	$1,062.30	$8.64
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.45
Class C
Actual	$1,000.00	$1,062.30	$8.64
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.45

*   Expenses are equal to the annualized expense ratio for each class (A: 0.94%; B: 1.69%; C: 1.69%) multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

NORTH TRACK FUNDS, INC.
EXPENSE INFORMATION (Unaudited) (Continued)

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period 11/1/07- 4/30/08*
Wisconsin Tax-Exempt Fund
Class A
Actual	$1,000.00	$1,009.30	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77
Class B
Actual	$1,000.00	$1,005.50	$8.48
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52
Class C
Actual	$1,000.00	$1,005.50	$8.48
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52

*Expenses are equal to the annualized expense ratio for each class (A: .95%; B: 1.70%; C: 1.70%) multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

PROXY VOTING

A copy of the policies and procedures that North Track uses to vote proxies relating to portfolio securities is attached to the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-826-4600 or on the SEC’s website at www.sec.gov. In addition, information regarding how the Funds actually voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge and upon request, by calling 1-800-826-4600 or on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. North Track also makes available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-800-826-4600.

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

TABLE OF CONTENTS

President’s Letter	1

Semi-Annual Report Commentary	2

Schedule of Investments	3

Statement of Assets And Liabilities	4

Statement of Operations	5

Statements of Changes In Net Assets	6

Financial Highlights	8

Notes to Financial Statements	10

Expense Information	14

CAUTIONARY NOTE ON FORWARD-LOOKING STATEMENTS

Some of the matters discussed in this Report are forward-looking statements. These include any predictions, recommendations, assessments, analyses or outlooks for individual securities, industries, prevailing interest rates, yields, returns, economic sectors and/or securities markets and can be identified as such because the context of the statements may include words such as “will,” “should,” “believes,” predicts,” “expects,” “anticipates,” “foresees,” “hopes” and words of similar import. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in its current Prospectus, such as market, objective, industry, issuer, credit and interest rate risks, other factors bearing on these Reports include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions about particular securities, industries, markets and the general economy in making investment decisions; the appropriateness of the investment strategies designed by the adviser or portfolio manager; and the ability of the adviser or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially from anticipated performance.  The forward-looking statements included herein are made only as of the date of this Report, and North Track undertakes no obligation to update such forward-looking statements to reflect subsequent events, conditions or circumstances.

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

PRESIDENT’S LETTER

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 2009 (Unaudited)

June 20, 2009

Dear Shareholder,

I am pleased to provide you with the semi-annual report for the North Track Cash Reserve Fund for the six months ended April 30, 2009. I hope you take a few minutes to review the important information enclosed in this report and find it useful in monitoring your investment.

This will be the final semi-annual report you receive from North Track Funds. As disclosed in the Fund’s most recent Prospectus, it is anticipated that Cash Reserve Fund assets will be completely liquidated by the end of July.

The liquidation of the Cash Reserve Fund is contemplated due to the Fund advisor’s, Ziegler Capital Management, LLC, decision to exit the increasingly highly-specialized business of retail mutual fund distribution and administration.

Additional information on the Cash Reserve liquidation is contained in the Fund’s most recent Prospectus. Any questions you have regarding the liquidation can be discussed with your financial advisor, or with a North Track representative at 1-800-826-4600.

We appreciate the trust and confidence you have placed in North Track Funds over the years, and in our ability to manage your hard-earned assets. We wish you continued success with your investments.

Best Regards,

———————

Elizabeth A. Watkins

Interim President

This report contains information for existing and former shareholders of the North Track Cash Reserve Fund.  It does not constitute an offer to sell.  If an investor wishes to receive more information about a mutual fund, the investor should contact their financial advisor for a prospectus, which includes a discussion of each Fund’s investment objectives and risks and all sales charges and expenses of the relevant Fund.

1

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

SEMI-ANNUAL REPORT COMMENTARY

APRIL 30, 2009 (Unaudited)

For the six month period ended April 30, 2009, the class X, B, C and Y shares of the North Track Cash Reserve Fund (the “Fund”) had returns of 0.40%, 0.09%, 0.09% and 0.59%, respectfully.

At April 30, 2009, the average maturity of the Fund was 19 days as compared to 58 days on October 31, 2008. The average maturity decreased due to the Advisor’s decision to purchase shorter U.S. Agency Discount securities in order to provide increased short-term liquidity. The average maturity of the portfolio has been shortened in anticipation of the impending liquidation of the Fund.

At April 30, 2009, the commercial paper weighting decreased to 0% from 37.8% at October 31, 2008.  Corporate bonds decreased by 17.3% to 0% at April 30, 2009.  The decrease was due to a reduction in credit risk.  The U.S. Agency securities weighting increased to 70.4% from 28.4% at October 31, 2008.  The increase in weighting was due to the decreased weighting in corporate bonds and commercial paper.  Finally, at April 30, 2009, approximately 29.5% of the Fund’s portfolio was invested in overnight time deposits and repurchase agreements.

As we move into 2009 we will manage for liquidity while achieving the highest yield possible for the Fund.

Asset Allocation as of April 30, 2009 as a percentage of net assets (Unaudited)

* Includes net other assets

2

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2009 (Unaudited)

Principal Amount	Description	Maturity Date	Interest Rate	Value
U.S. GOVERNMENT AGENCY SECURITIES - 70.4%
FEDERAL HOME LOAN BANK (FHLB) - 52.1%
$ 1,000,000	FHLB Note	7/17/2009	3.040%	$1,000,000
15,000,000	FHLB Discount Note	6/15/2009	0.150%	14,997,187
15,000,000	FHLB Discount Note	6/5/2009	0.150%	14,997,812
15,000,000	FHLB Discount Note	6/1/2009	0.230%	14,997,029
20,000,000	FHLB Discount Note	5/12/2009	0.180%	19,998,900
500,000	FHLB Note	5/7/2009	2.480%	500,006
	TOTAL FEDERAL HOME LOAN BANK			66,490,934

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 17.5%
500,000	FHLMC	7/9/2009	3.250%	500,727
1,900,000	FHLMC	5/13/2009	2.550%	1,894,718
20,000,000	FHLMC Discount Note	5/12/2009	0.120%	19,999,267
	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION			22,394,712

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.8%
1,000,000	FNMA	7/24/2009	5.010%	1,004,777
	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION			1,004,777
TOTAL U.S. GOVERNMENT AGENCY SECURITIES				89,890,423

SHORT-TERM SECURITIES - 29.5%
MONEY MARKET - 2.0%
5,251	AIM Liquid Assets Cash Management			5,251
2,567,156	Highmark U.S. Treasury Money Market Fund			2,567,156
	TOTAL MONEY MARKET			2,572,407

OVERNIGHT U.S. TREASURY - 21.0%
26,754,001	Overnight US Treasury		0.090%	26,754,001
	TOTAL OVERNIGHT U.S. TREASURY			26,754,001

REPURCHASE AGREEMENT - 6.5%
8,302,355	Coastal Securities SBA Repurchase Agreement
	Variable rate resets monthly based on Prime less 2.35%		0.900%	8,302,355
	TOTAL REPURCHASE AGREEMENT			8,302,355
TOTAL-SHORT TERM SECURITIES				37,628,763

TOTAL INVESTMENTS AT AMORTIZED COST - 99.9%				127,519,186
OTHER ASSETS, LESS LIABILITIES - 0.1%				159,834
NET ASSETS - 100.0%				$127,679,020

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.

3

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009 (Unaudited)

Assets:
Investments in securities, at amortized cost and value:
U.S. government agency securities	$89,890,423
Short-term securities	37,628,763

Total investments (see Schedule of Investments)	127,519,186

Cash and receivables:
Cash	1,136
Interest receivable	76,086
Expense reimbursement receivable	183,113
Total cash and receivables	260,335
Other Assets	62,648
Total assets	$127,842,169

Liabilities:
Capital shares redeemed	$87,648
Dividends payable (Retail Class X)	101
Dividends payable (Institutional Class Y)	27,169
Administration fees	16,305
Distribution and shareholder servicing fees	31,926

Total liabilities	163,149
Net assets	$127,679,020

Net assets consist of:
Capital stock	$127,610,925
Undistributed net investment income	(111)
Undistributed accumulated net realized gains	68,206

Net assets	$127,679,020

RETAIL CLASS X
Net assets (in 000's)	$80,381
Shares issued and outstanding (in 000's)	80,312
Net asset value and redemption price per share	1.00

RETAIL CLASS B
Net assets (in 000's)	$618
Shares issued and outstanding (in 000's)	617
Net asset value and redemption price per share	1.00

RETAIL CLASS C
Net assets (in 000's)	$1,548
Shares issued and outstanding (in 000's)	1,546
Net asset value and redemption price per share	1.00

INSTITUTIONAL CLASS Y
Net assets (in 000's)	$45,133
Shares issued and outstanding (in 000's)	45,116
Net asset value and redemption price per share	1.00

The accompanying notes to financial statements are an integral part of this schedule.

4

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (Unaudited)

Investment income:
Interest	$743,822

Total investment income	$743,822

Expenses:
Investment advisory fees	$139,538
Administration fees	104,797
Custodian fees	11,901
Transfer agent fees	5,350
Accounting fees	37,429
Distribution and shareholder servicing fees
Retail Class X	193,268
Retail Class B	3,998
Retail Class C	11,525
Audit and tax fees	14,877
Legal fees	9,584
Registration fees	20,965
Communication	24,435
Director fees	22,952
Other expenses	54,894

Total expenses	$655,513
Less advisor reimbursement	(526,504)
Net expenses	$129,009
Net investment income	$614,813
Net realized gain on investments	104,876
Net increase in net assets resulting from operations	$719,689

The accompanying notes to financial statements are an integral part of this schedule.

5

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Operations:
Net investment income	$614,813	$5,277,354
Net realized gain from investment sales	104,876	8,196
Net increase in net assets resulting from operations	$719,689	$5,285,550

Distributions to shareholders:
Investment income:
Class X shares	$(399,230)	$(4,040,555)
Class B shares	(797)	(18,072)
Class C shares	(1,612)	(31,331)
Class Y shares	(210,751)	(1,190,097)
Total distributions	$(612,390)	$(5,280,055)

Capital share transactions:
Proceeds from shares issued	$173,644,626	$379,435,124
Net asset value of shares issued in distributions	451,245	4,373,634
Cost of shares redeemed	(176,116,894)	(471,790,236)
Net decrease in net assets from capital share transactions	$(2,021,023)	$(87,981,478)
Total (decrease) in net assets	(1,913,724)	(87,975,983)
Net assets:
Balance beginning of period	129,592,744	217,568,727
Balance at end of period	$127,679,020	$129,592,744
Undistributed net investment income at end of period	$(111)	$(2,535)

The accompanying notes to financial statements are an integral part of this schedule.

6

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

FINANCIAL HIGHLIGHTS

The table below presents information for a share of capital stock outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains on Investments
Class X Shares
For the six months ended April 30, 2009 (Unaudited)	$1.00	—(e)	—(e)	—(e)	—(e)	—
For the year ended October 31, 2008	$1.00	.02	—(e)	.02	(.02)	—
For the year ended October 31, 2007	$1.00	.04	—(e)	.04	(.04)	—
For the year ended October 31, 2006	$1.00	.04	—(e)	.04	(.04)	—
For the year ended October 31, 2005	$1.00	.02	—(e)	.02	(.02)	—
For the ten months ended October 31, 2004	$1.00	—(e)	—(e)	—(e)	—(e)	—
For the year ended December 31, 2003	$1.00	—(e)	—(e)	—(e)	—(e)	—
Class B Shares
For the six months ended April 30, 2009 (Unaudited)	$1.00	—(e)	—(e)	—(e)	—(e)	—
For the year ended October 31, 2008	$1.00	.02	—(e)	.02	(.02)	—
For the year ended October 31, 2007	$1.00	.04	—(e)	.04	(.04)	—
For the year ended October 31, 2006	$1.00	.03	—(e)	.03	(.03)	—
For the year ended October 31, 2005	$1.00	.01	—(e)	.01	(.01)	—
For the ten months ended October 31, 2004	$1.00	—(e)	—(e)	—(e)	—(e)	—
For the year ended December 31, 2003	$1.00	—(e)	—(e)	—(e)	—(e)	—
Class C Shares
For the six months ended April 30, 2009 (Unaudited)	$1.00	—(e)	—(e)	—(e)	—(e)	—
For the year ended October 31, 2008	$1.00	.02	—(e)	.02	(.02)	—
For the year ended October 31, 2007	$1.00	.04	—(e)	.04	(.04)	—
For the year ended October 31, 2006	$1.00	.03	—(e)	.03	(.03)	—
For the year ended October 31, 2005	$1.00	.01	—(e)	.01	(.01)	—
For the ten months ended October 31, 2004	$1.00	—(e)	—(e)	—(e)	—(e)	—
For the period from May 1, 2003 (commencement
of operations) through December 31, 2003	$1.00	—(e)	—(e)	—(e)	—(e)	—
Class Y Shares
For the six months ended April 30, 2009 (Unaudited)	$1.00	.01	—(e)	.01	(.01)	—
For the year ended October 31, 2008	$1.00	.03	—(e)	.03	(.03)	—
For the year ended October 31, 2007	$1.00	.05	—(e)	.05	(.05)	—
For the year ended October 31, 2006	$1.00	.04	—(e)	.04	(.04)	—
For the year ended October 31, 2005	$1.00	.02	—(e)	.02	(.02)	—
For the ten months ended October 31, 2004	$1.00	.01	—(e)	.01	(.01)	—
For the year ended December 31, 2003	$1.00	.01	—(e)	.01	(.01)	—

(a) Excludes sales charge.
(b) Annualized.
(c) Not annualized.
(d) After expense reimbursement from the Advisor, where applicable.
(e) Number rounds to less than one cent.
(f) The reimbursement by the advisor described in Note 2 allocated to the Class Y shares exceeded total expenses allocated to Class Y shares.

The accompanying notes to financial statements are an integral part of this schedule.

7

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

FINANCIAL HIGHLIGHTS (Continued)

Distributions in Excess of Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000s)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Expenses (prior to reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (prior to reimbursements) to Average Net Assets

—	—(e)	$1.00	.40%	80,381	.31%(b)	.80%(b)	1.03%(b)	.08%(b)
—	(.02)	$1.00	2.49%	99,884.91%		2.57%	.91%	2.57%
—	(.04)	$1.00	4.51%	178,292.87%		4.42%	.87%	4.42%
—	(.04)	$1.00	3.92%	144,550.92%		3.86%	.92%	3.86%
—	(.02)	$1.00	1.94%	123,283.94%		1.92%	.94%	1.92%
—	—(e)	$1.00	.30% (c)	134,216	.94%(b)	.35%(b)	.94%(b)	.35%(b)
—	—(e)	$1.00	.34%	142,541.90%		.34%	.90%	.34%

—	—(e)	$1.00	.09%	618	.92%(b)	.20%(b)	1.64%(b)	(.52)%(b)
—	(.02)	$1.00	1.86%	835	1.53%	2.11%	1.53%	2.11%
—	(.04)	$1.00	3.88%	1,410	1.48%	3.81%	1.48%	3.81%
—	(.03)	$1.00	3.29%	1,556	1.53%	3.23%	1.53%	3.23%
—	(.01)	$1.00	1.32%	1,857	1.56%	1.22%	1.56%	1.22%
—	—(e)	$1.00	.09%(c)	3,306	1.18%(b)	.11%(b)	1.56%(b)	(.27)%(b)
—	—(e)	$1.00	.10%	3,974	1.16%	.10%	1.53%	(.27)%

—	—(e)	$1.00	.09%	1,548	.73%(b)	.14%(b)	1.63%(b)	(.76)%(b)
—	(.02)	$1.00	1.86%	1,096	1.52%	2.03%	1.52%	2.03%
—	(.04)	$1.00	3.88%	1,651	1.46%	3.80%	1.46%	3.80%
—	(.03)	$1.00	3.28%	521	1.54%	3.26%	1.54%	3.26%
—	(.01)	$1.00	1.32%	486	1.55%	1.38%	1.55%	1.38%
—	—(e)	$1.00	.09%(c)	138	1.15%(b)	.11%(b)	1.56%(b)	(.30)%(b)

—	—(e)	$1.00	.08%(c)	129	1.01%(b)	.10%(b)	1.15%(b)	(.40)%(b)

—	(.01)	$1.00	.59%	45,133	(.19)%(b)(f)	1.15%(b)	.64%(b)	.32%(b)
—	(.03)	$1.00	2.89%	27,778.52%		2.89%	.52%	2.89%
—	(.05)	$1.00	4.92%	36,216.48%		4.82%	.48%	4.82%
—	(.04)	$1.00	4.32%	45,185.53%		4.28%	.53%	4.28%
—	(.02)	$1.00	2.34%	31,611.56%		2.31%	.56%	2.31%
—	(.01)	$1.00	.62%(c)	44,672	.56%(b)	.76%(b)	.56%(b)	.76%(b)
—	(.01)	$1.00	.72%	33,617.53%		.73%	.53%	.73%

The accompanying notes to financial statements are an integral part of this schedule.

8

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2009 (Unaudited)

1.

Significant Accounting Policies —

North Track Funds, Inc. (“North Track”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, which had nine mutual fund series: Cash Reserve Fund, Large Cap Equity Fund (commenced operations on May 1, 2007), Equity Income Fund (formerly Dow Jones Equity Income 100 Plus Fund), Geneva Growth Fund, NYSE Arca Tech 100 Index Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund, S&P 100 Index Fund and Wisconsin Tax-Exempt Fund (collectively the “Funds”).  This Report presents information only for the Cash Reserve Fund (the “Fund”). Information regarding the other Funds is presented in a separate Report. The assets and liabilities of the Funds are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares.

The Financial Statements of North Track Funds, Inc. have been prepared pursuant to the rules and regulations of the SEC for Semi-Annual Reports on Form N-CSR and in accordance with GAAP. Accordingly, these Financial Statements do not include all of the information and footnotes required by GAAP for annual financial statements. These Financial Statements should be read in conjunction with the Financial Statements and Notes in the North Track Funds Annual Report on Form N-CSR for the year ended October 31, 2008.

The Financial Statements are unaudited, but in management’s opinion, include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of such financial statements. Financial results for this interim period are not necessarily indicative of results that may be expected for any other interim period or for the year ending October 31, 2009.

The following is a summary of the significant accounting policies of the Fund:

a)

Valuation of Investments

Money market investments are valued at amortized cost, which the Board of Directors has determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

b)

Security Transactions

Security transactions are recorded on a trade date basis. Interest income is recognized on an accrual basis.  Discounts (including both original and market discounts) and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.

c)

Federal Income Taxes

Provision has not been made for Federal income taxes because the Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code and intends to distribute all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for Federal income or excise taxes is necessary.

As of October 31, 2008, the Fund had a capital loss carryforward of $36,670, which consists of $3,404 that expires in 2012, $25,428 that expires in 2013, $5,534 that expires in 2014 and $2,304 that expires in 2015 and are available to offset future realized capital gains and thereby reduce future capital gain distributions.

The character of distributions made during the year from net investment income or net realized gains for financial reporting purposes may differ from their characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.  At October 31, 2008, the components of distributable earnings on a tax basis included $38,461 of ordinary income. In 2008, the tax character of distributions included $5,385,275 of ordinary income.

There is no difference between cost basis of investments for financial reporting and Federal income tax purposes.

d)

Expense Allocation

Expenses associated with a specific North Track fund are accrued to that fund.  Common expenses are allocated between the funds based upon the ratio of the net assets of the funds, or other equitable means. Expenses directly attributed to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

e)

Distributions to Shareholders

Dividends from net investment income of the Fund are declared daily and paid monthly.  Generally, payment is made or reinvestment is credited to shareholders as of the last business day of the month. There is no difference between unrealized appreciation (depreciation) for financial reporting and tax purposes.  Net realized capital gains, if any, are distributed at least annually.  Any short-term capital gains are included in ordinary income for tax purposes.

f)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2009 (Unaudited)

g)

New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The fund adopted FIN 48 on April 30, 3008 for the fiscal year ended October 31, 2008.  As a result of the release of FIN 48, management has reviewed all of the open tax positions taken by the Funds and has concluded that Funds have taken no uncertain tax positions that require adjustment  to the financial statements in order to comply with the provisions of FIN 48. The Fund files income tax returns in both the US Federal and Wisconsin juristictions. The stature of limitation on the Funds Federal and State filings remains open for the fiscal year ended October 31, 2005, 2006, 2007 and 2008. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of April 30, 2009 in valuing the

Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$127,519,186
Level 2 - Other Significant Observable Inputs	––
Level 3 - Significant Unobservable Inputs	––
Total	$127,519,186

In April 2009, FASB Staff Position 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly, was issued and is effective for periods ending after June 15, 2009. FASB Staff Position 157-4 is intended to provide additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements, when the volume and level of activity for the asset or liability have significantly decreased. This FASB Staff Position also provides guidance on identifying circumstances that indicate a transaction is not orderly. At this point, management is evaluating the implications of FASB Staff Position 157-4 and the impact, if any, on the Fund’s financial statements.

In March 2008 the FASB issued FASB Statement No. 161, “Disclosures about Derivative Investments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statement disclosures.

2.

Investment Advisory Agreement and Other Transactions with Related Parties —

North Track has entered into an Investment Advisory Agreement with Ziegler Capital Management, LLC (“ZCM”) (with whom certain Officers and Directors of North Track are affiliated) to serve as the investment advisor for the Fund. ZCM is a wholly owned subsidiary of The Ziegler Companies, Inc. Under the Investment Advisory Agreement, the Fund pays ZCM a monthly fee at an annual rate of .20% of the average daily net assets of the Fund.

North Track has an Administrative Services Agreement with B.C. Ziegler and Company (“BCZ”) (with whom certain Officers and Directors of North Track and ZCM are affiliated), to provide general office facilities and supervise the overall administration of the Fund. BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc. For these services, the Fund pays BCZ a monthly fee at an annual rate of .15% of the first $200 million of the Fund’s average daily net assets and .10% of the Fund’s average daily net assets over $200 million.

10

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2009 (Unaudited)

North Track also has an Accounting and Pricing Agreement with BCZ to provide fund accounting and pricing services to the Fund. Under the Accounting and Pricing Agreement, the Fund pays BCZ a monthly fee based on a $13,000 annual base fee plus .05% annually of the first $100 million of average daily net assets, .03% of the next $100 million of average daily net assets, and .01% of the next $300 million of average daily net assets. There is no additional charge for assets in excess of $500 million.

The fees incurred by the Fund for the administration and the accounting services for the period ended April 30, 2009 are stated separately in the Statement of Operations. Other expenses included in the Statement of Operations include $3,208, which is the Fund’s portion of compliance related costs.

North Track has adopted a 12b-1 Distribution Plan (the “Plan”) pursuant to the 1940 Act and has entered into a Distribution Agreement with BCZ. Under the Plan, the Fund pays a fee of .15% of average daily net assets of Class X shares and 1.00% of the average daily net assets of Class B and Class C shares as compensation for services provided and expenses incurred by BCZ, including amounts paid to brokers or dealers as compensation for sales support and distribution activities. There are no 12b-1 fees for Class Y shares. Fees incurred under the Plan during the six months ended April 30, 2009 are reflected in the Statement of Operations.

North Track has entered into agreements with certain brokers (”Servicing Agents”) to provide certain services (“Agreements”). Under the Agreements, the Servicing Agents maintains accounts for class X shares of the Fund and performs the functions of transfer and dividend paying agents, among other services, with respect to such accounts. For providing these services, each Servicing Agent receives a shareholder servicing fee at an annual rate of up to 0.25% of that portion of the Fund’s average daily net assets allocated to class X shares owned by the customers of such Agent and held in the accounts maintained by the Agent. Fees incurred under the Agreements during the six months ended April 30, 2009 are reflected in the Statement of Operations.

Throughout the six month period ended April 30, 2009, the advisor reimbursed expenses to the Fund equal to 0.39% of average net assets.  The expense reimbursement was allocated proportionaltely to each share class based on the ratio of the net assets of the Fund.

3.

Line of Credit —

North Track has a line of credit of $15,000,000 that expires July 31, 2009. However, the Fund’s borrowings, by investment restriction, cannot exceed 10% of the total assets of the Fund. Interest expense incurred in connection with such borrowings was not material during the six month period ended April 30, 2009. Borrowings under this arrangement bear interest approximating the then current prime rate. North Track pays a commitment fee of 30 basis points per annum on the unused portion of the line. The commitment fee is allocated based on average net assets of the Funds. The Fund’s policies allow borrowings for temporary or emergency purposes. The average rate on outstanding borrowings was 3.25% for the six months ended April 30, 2009. The Fund had no outstanding borrowings at April 30, 2009. Total available capacity under the North Track line of credit was $15,000,000 at April 30, 2009.

4.

Securities Lending —

The Fund may lend securities from time to time in order to earn additional income. The Fund receives initial collateral in the form of cash or U.S. Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The Fund also continues to receive interest or dividends on the securities loaned. The cash collateral is invested in cash equivalents authorized by the Fund. The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government and securities meeting pre-established rating criteria. Invested collateral must also meet maturity requirements. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan is attributed to the Fund. As with other extensions of credit, there is a risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems creditworthy. At April 30, 2009, the Fund did not have any securities on loan.

5.

Capital Share Transactions —

(a)

North Track has authorized common stock of 10 billion shares with a par value of $.001 per share. Its shares are currently divided into nine mutual fund series as described in Note 1. The authorized shares of common stock may be allocated to any of the existing Funds or to new funds as determined by the Board of Directors. The shares of the Funds have equal rights and privileges with all other shares of that Funds. The Fund has designated four classes of shares: Class X (Retail Shares); Class B (CDSC, as defined below, Retail Shares); Class C (CDSC, as defined below, Retail Shares); and Class Y (Institutional Shares).

(b)

Capital share activity, in thousands, during the periods ended October 31, 2008 and April 30, 2009, were as follows:

	Class X	Class B	Class C	Class Y

SHARES OUTSTANDING AT OCTOBER 31, 2007	178,308	1,409	1,651	36,226
Shares issued	192,558	742	1,118	185,016
Shares reinvested	4,036	16	31	290
Shares redeemed	(275,009)	(1,333)	(1,704)	(193,744)

SHARES OUTSTANDING AT OCTOBER 31, 2008	99,893	834	1,096	27,788
Shares issued	82,700	431	5,365	85,149
Shares reinvested	398	1	2	51
Shares redeemed	(102,679)	(649)	(4,917)	(67,872)

SHARES OUTSTANDING AT APRIL 30, 2009	80,312	617	1,546	45,116

11

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

APRIL 30, 2009 (Unaudited)

 (c)

A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from purchase of Class B shares until the redemption. Class B shares convert to Class X shares after eight years.

Year Since Purchase	CDSC %
One year or less	5%
More than 1 year, but less than 3 years	4%
3 years, but less than 4 years	3%
4 years, but less than 5 years	2%
5 years, but less than 6 years	1%
Over 6 years	None

(d)

A CDSC of 1.00% is imposed on Class C share redemptions made within 18 months from the date of purchase.

6.

Subsequent Event —

On January 27, 2009, the Board approved the Plan of Liquidation for the Fund and the submission of it for approval by Fund stockholders.  If the Plan of Liquidation is approved at the special meeting expected to occur July 27, 2009, North Track will commence making liquidating distributions on or about July 29, 2009, or such other date as the Board may determine, assuming that all conditions to the consummation of the Plan of Liquidation have been satisfied. The Fund will continue to sell and redeem its shares in the ordinary course pending completion of the liquidation. Following the liquidation date, the Fund will cease to conduct business except as required to carry out the terms of the Plan of Liquidation. Upon the payment of the liquidating distribution, all outstanding shares of the Fund will be deemed cancelled.

12

NORTH TRACK FUNDS, INC.

CASH RESERVE FUND

EXPENSE INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of the North Track Cash Reserve Fund, you incur two types of costs: (1) transaction costs, including certain deferred sales charges and/or redemptions fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

For each Fund class, the first line of the table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each Fund class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Reserve Fund

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Expenses Paid During Period 11/01/08-04/30/09*
Class X
Actual	$1,000.00	$1,004.00	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$1.56
Class B
Actual	$1,000.00	$1,000.90	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61
Class C
Actual	$1,000.00	$1,000.90	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66
Class Y
Actual	$1,000.00	$1,005.90	$(.94)
Hypothetical (5% return before expenses)	$1,000.00	$1,025.74	$(.95)

*

Expenses are equal to the annualized expense ratio for each class (X: .31%; B: .92%; C: .73%; Y: (.19)%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

PORTFOLIO HOLDINGS

The Cash Reserve Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. North Track also makes available the information on Forms N-Q to shareholders without charge and upon request, by calling 1-800-826-4600.

13

North Track Funds, Inc.	Distributor
1-800-826-4600	B.C. Ziegler and Company
200 South Wacker Drive	200 South Wacker Drive
Suite 2000	Suite 2000
Chicago, Illinois 60606	Chicago, Illinois 60606

Investment Advisor	Accounting/Pricing Agent
Ziegler Capital Management, LLC	B.C. Ziegler and Company
200 South Wacker Drive	215 North Main Street
Suite 2000	West Bend, Wisconsin 53095
Chicago, Illinois 60606

Transfer Agent and Dividend Disbursing Agent
Officers and Directors	PFPC Inc.
Marcia L. Wallace, Director	PNC Global Investment Servicing, Inc.
James G. DeJong, Director	101 Sabin Street
Brian J. Girvan, Director	Pawtucket, Rhode Island 02860
Cornelia Boyle, Director
John J. Mulherin, Director
Elizabeth A. Watkins, Interim President	Custodian
Victoria A. Nonhof, Chief Financial Officer and Treasurer	Union Bank of California
Zachary Shannon, Chief Compliance Officer	350 California Street
Benjamin H. DeBerry, Secretary	San Francisco, California 94104
Angelique A. David, Assistant Secretary

Counsel
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Item 2.

Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3.

Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4.

Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5.

Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.

Schedule of Investments.

The required Schedule of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of April 30, 2008 provided under Item 1 of this Form N-CSR.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10.

Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.

Controls and Procedures.

(a)

Disclosure Controls and Procedures.  The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-CSR.  Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

(b)

Changes in Internal Control Over Financial Reporting.  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.

Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit

12(a)(1)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(1)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 29th day of June, 2009.

NORTH TRACK FUNDS, INC.

By:	/s/ Brian K. Andrew
Brian K. Andrew, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 29th day of June, 2009.

By:	/s/ Brian K. Andrew
Brian K. Andrew, President (Principal Executive Officer)

By:	/s/ Todd Krause
Todd Krause, Chief Financial Officer and Treasurer
(Principal Financial Officer)